UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2024 to November 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Corporate Leaders® 100 Fund Class A - VYCAX

Voya Corporate Leaders® 100 Fund Class C - VYCBX

Voya Corporate Leaders® 100 Fund Class I - VYCCX

Voya Corporate Leaders® 100 Fund Class R - VYCFX

Voya Corporate Leaders® 100 Fund Class R6 - VYCGX

Voya Corporate Leaders® 100 Fund Class W - VYCIX

Voya Global Income & Growth Fund Class A - VYGJX

Voya Global Income & Growth Fund Class C - VYGKX

Voya Global Income & Growth Fund Class I - VYGLX

Voya Global Income & Growth Fund Class R6 - VYGNX

Voya Global Income & Growth Fund Class W - VYGPX

Voya Large Cap Value Fund Class A - IEDAX

Voya Large Cap Value Fund Class C - IEDCX

Voya Large Cap Value Fund Class I - IEDIX

Voya Large Cap Value Fund Class R - IEDRX

Voya Large Cap Value Fund Class R6 - IEDZX

Voya Large Cap Value Fund Class W - IWEDX

Voya Large-Cap Growth Fund Class A - NLCAX

Voya Large-Cap Growth Fund Class C - NLCCX

Voya Large-Cap Growth Fund Class I - PLCIX

Voya Large-Cap Growth Fund Class R - VGORX

Voya Large-Cap Growth Fund Class R6 - VGOSX

Voya Large-Cap Growth Fund Class W - IGOWX

Voya Mid Cap Research Enhanced Index Fund Class A - VYMQX

Voya Mid Cap Research Enhanced Index Fund Class C - VYMRX

Voya Mid Cap Research Enhanced Index Fund Class I - VYMSX

Voya Mid Cap Research Enhanced Index Fund Class R - VYMVX

Voya Mid Cap Research Enhanced Index Fund Class W - VYMYX

Voya MidCap Opportunities Fund Class A - NMCAX

Voya MidCap Opportunities Fund Class C - NMCCX

Voya MidCap Opportunities Fund Class I - NMCIX

Voya MidCap Opportunities Fund Class R - IMORX

Voya MidCap Opportunities Fund Class R6 - IMOZX

Voya MidCap Opportunities Fund Class W - IMOWX

Voya Multi-Manager Mid Cap Value Fund Class I - IMCVX

Voya Small Cap Growth Fund Class A - VWYFX

Voya Small Cap Growth Fund Class C - VWYGX

Voya Small Cap Growth Fund Class I - TCMSX

Voya Small Cap Growth Fund Class R - VWYIX

Voya Small Cap Growth Fund Class R6 - VLNPX

Voya Small Cap Growth Fund Class W - VWYKX

Voya Small Company Fund Class A - VYSYX

Voya Small Company Fund Class C - VYSZX

Voya Small Company Fund Class I - VYSAX

Voya Small Company Fund Class R - VYSDX

Voya Small Company Fund Class R6 - VYSEX

Voya Small Company Fund Class W - VYSGX

Voya VACS Series MCV Fund VACS Series - VVJEX

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VYCAX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$44	0.81%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class A: VYCAX

92913K298-SAR

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: VYCBX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$71	1.31%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class C: VYCBX

92913K280-SAR

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VYCCX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.49%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class I: VYCCX

92913K272-SAR

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VYCFX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$57	1.06%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class R: VYCFX

92913K249-SAR

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VYCGX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$26	0.48%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class R6: VYCGX

92913K231-SAR

Voya Corporate Leaders® 100 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: VYCIX

This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.56%

Fund Statistics

  Total Net Assets$1,137,833,764
  # of Portfolio Holdings101
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	17.6%
Financials	16.6%
Health Care	12.8%
Industrials	12.7%
Consumer Discretionary	11.1%
Consumer Staples	9.5%
Communication Services	9.4%
Energy	3.0%
Utilities	2.8%
Real Estate	1.9%
Materials	1.7%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Corporate Leaders® 100 Fund

Class W: VYCIX

92913K215-SAR

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VYGJX

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.11%

Fund Statistics

  Total Net Assets$467,264,861
  # of Portfolio Holdings285
  Portfolio Turnover Rate74%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

Investment Type Allocation

Corporate Bonds/Notes
32.0%
Common Stock
31.7%
Convertible Bonds/Notes
28.2%
Equity-Linked Notes
1.7%
Preferred Stock
1.6%
Assets in Excess of Other Liabilities
4.8%
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Income & Growth Fund

Class A: VYGJX

92913K199-SAR

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: VYGKX

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$96	1.86%

Fund Statistics

  Total Net Assets$467,264,861
  # of Portfolio Holdings285
  Portfolio Turnover Rate74%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Income & Growth Fund

Class C: VYGKX

92913K181-SAR

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VYGLX

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.86%

Fund Statistics

  Total Net Assets$467,264,861
  # of Portfolio Holdings285
  Portfolio Turnover Rate74%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Income & Growth Fund

Class I: VYGLX

92913K173-SAR

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VYGNX

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.86%

Fund Statistics

  Total Net Assets$467,264,861
  # of Portfolio Holdings285
  Portfolio Turnover Rate74%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Income & Growth Fund

Class R6: VYGNX

92913K157-SAR

Voya Global Income & Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: VYGPX

This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.86%

Fund Statistics

  Total Net Assets$467,264,861
  # of Portfolio Holdings285
  Portfolio Turnover Rate74%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Income & Growth Fund

Class W: VYGPX

92913K132-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: IEDAX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.09%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class A: IEDAX

92913K645-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: IEDCX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.84%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class C: IEDCX

92913K678-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IEDIX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$41	0.76%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class I: IEDIX

92913K686-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: IEDRX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$69	1.29%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class R: IEDRX

92913K751-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: IEDZX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.74%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class R6: IEDZX

92913K827-SAR

Voya Large Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: IWEDX

This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.84%

Fund Statistics

  Total Net Assets$835,785,492
  # of Portfolio Holdings66
  Portfolio Turnover Rate54%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	21.7%
Health Care	14.7%
Industrials	12.1%
Information Technology	9.2%
Energy	8.3%
Consumer Staples	8.3%
Utilities	7.0%
Consumer Discretionary	5.9%
Communication Services	5.0%
Materials	4.0%
Real Estate	3.5%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Fund

Class W: IWEDX

92913K736-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: NLCAX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$48	0.89%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class A: NLCAX

92913K801-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: NLCCX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$88	1.64%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class C: NLCCX

92913K603-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: PLCIX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.58%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class I: PLCIX

92913K504-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VGORX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$61	1.14%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class R: VGORX

92913K561-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VGOSX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$30	0.56%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class R6: VGOSX

92913K553-SAR

Voya Large-Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: IGOWX

This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$34	0.64%

Fund Statistics

  Total Net Assets$776,781,787
  # of Portfolio Holdings55
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	14.2%
Consumer Discretionary	13.8%
Health Care	8.1%
Industrials	5.5%
Financials	4.0%
Consumer Staples	1.9%
Materials	1.1%
Energy	0.5%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large-Cap Growth Fund

Class W: IGOWX

92913K579-SAR

Voya Mid Cap Research Enhanced Index Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VYMQX

This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	0.95%

Fund Statistics

  Total Net Assets$179,467,624
  # of Portfolio Holdings303
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Industrials	22.2%
Financials	17.9%
Consumer Discretionary	13.9%
Health Care	9.1%
Information Technology	8.8%
Real Estate	6.8%
Materials	5.5%
Energy	5.0%
Consumer Staples	4.7%
Utilities	2.9%
Communication Services	1.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Mid Cap Research Enhanced Index Fund

Class A: VYMQX

92918A105-SAR

Voya Mid Cap Research Enhanced Index Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: VYMRX

This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$78	1.45%

Fund Statistics

  Total Net Assets$179,467,624
  # of Portfolio Holdings303
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Industrials	22.2%
Financials	17.9%
Consumer Discretionary	13.9%
Health Care	9.1%
Information Technology	8.8%
Real Estate	6.8%
Materials	5.5%
Energy	5.0%
Consumer Staples	4.7%
Utilities	2.9%
Communication Services	1.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Mid Cap Research Enhanced Index Fund

Class C: VYMRX

92918A204-SAR

Voya Mid Cap Research Enhanced Index Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VYMSX

This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.70%

Fund Statistics

  Total Net Assets$179,467,624
  # of Portfolio Holdings303
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Industrials	22.2%
Financials	17.9%
Consumer Discretionary	13.9%
Health Care	9.1%
Information Technology	8.8%
Real Estate	6.8%
Materials	5.5%
Energy	5.0%
Consumer Staples	4.7%
Utilities	2.9%
Communication Services	1.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Mid Cap Research Enhanced Index Fund

Class I: VYMSX

92918A303-SAR

Voya Mid Cap Research Enhanced Index Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VYMVX

This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$64	1.20%

Fund Statistics

  Total Net Assets$179,467,624
  # of Portfolio Holdings303
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Industrials	22.2%
Financials	17.9%
Consumer Discretionary	13.9%
Health Care	9.1%
Information Technology	8.8%
Real Estate	6.8%
Materials	5.5%
Energy	5.0%
Consumer Staples	4.7%
Utilities	2.9%
Communication Services	1.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Mid Cap Research Enhanced Index Fund

Class R: VYMVX

92918A600-SAR

Voya Mid Cap Research Enhanced Index Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: VYMYX

This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.70%

Fund Statistics

  Total Net Assets$179,467,624
  # of Portfolio Holdings303
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Industrials	22.2%
Financials	17.9%
Consumer Discretionary	13.9%
Health Care	9.1%
Information Technology	8.8%
Real Estate	6.8%
Materials	5.5%
Energy	5.0%
Consumer Staples	4.7%
Utilities	2.9%
Communication Services	1.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Mid Cap Research Enhanced Index Fund

Class W: VYMYX

92918A808-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: NMCAX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.17%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class A: NMCAX

92913K884-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: NMCCX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$104	1.92%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class C: NMCCX

92913K868-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: NMCIX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$50	0.92%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class I: NMCIX

92913K850-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: IMORX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$77	1.42%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class R: IMORX

92913K769-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: IMOZX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.83%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class R6: IMOZX

92913K835-SAR

Voya MidCap Opportunities Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: IMOWX

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.92%

Fund Statistics

  Total Net Assets$766,613,219
  # of Portfolio Holdings88
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	29.2%
Industrials	16.7%
Financials	13.1%
Consumer Discretionary	12.3%
Health Care	11.6%
Communication Services	5.5%
Energy	3.1%
Consumer Staples	2.5%
Real Estate	1.8%
Materials	1.8%
Utilities	1.3%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya MidCap Opportunities Fund

Class W: IMOWX

92913K744-SAR

Voya Multi-Manager Mid Cap Value Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IMCVX

This semi-annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$41	0.78%

Fund Statistics

  Total Net Assets$157,233,535
  # of Portfolio Holdings336
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	1.8%
Willis Towers Watson PLC	1.8%
BJ's Wholesale Club Holdings, Inc.	1.7%
US Foods Holding Corp.	1.7%
Hartford Financial Services Group, Inc.	1.6%
Baker Hughes Co.	1.6%
Crown Holdings, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
National Retail Properties, Inc.	1.5%
Ross Stores, Inc.	1.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.2%
Common Stock	98.6%

Sector Allocation

Value	Value
Industrials	19.9%
Financials	16.2%
Materials	12.4%
Consumer Discretionary	10.1%
Information Technology	8.3%
Real Estate	7.6%
Health Care	6.8%
Consumer Staples	6.3%
Utilities	5.4%
Energy	4.9%
Communication Services	0.7%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Mid Cap Value Fund

Class I: IMCVX

92913K793-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VWYFX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$67	1.23%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class A: VWYFX

92918A782-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: VWYGX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$108	1.98%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class C: VWYGX

92918A774-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: TCMSX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$50	0.91%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class I: TCMSX

92913L288-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VWYIX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$81	1.48%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class R: VWYIX

92918A758-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VLNPX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.82%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class R6: VLNPX

92913L270-SAR

Voya Small Cap Growth Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: VWYKX

This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$54	0.98%

Fund Statistics

  Total Net Assets$1,348,462,277
  # of Portfolio Holdings106
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Sector Allocation

Value	Value
Information Technology	27.4%
Industrials	22.8%
Health Care	19.5%
Consumer Discretionary	14.0%
Materials	4.6%
Financials	4.4%
Energy	2.9%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Cap Growth Fund

Class W: VWYKX

92918A733-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VYSYX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.17%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class A: VYSYX

92918A881-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class C: VYSZX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$105	1.92%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class C: VYSZX

92918A873-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VYSAX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.86%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class I: VYSAX

92918A865-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VYSDX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$78	1.42%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class R: VYSDX

92918A832-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VYSEX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.82%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class R6: VYSEX

92918A824-SAR

Voya Small Company Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class W: VYSGX

This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.92%

Fund Statistics

  Total Net Assets$186,819,833
  # of Portfolio Holdings183
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	20.7%
Financials	19.8%
Information Technology	17.4%
Health Care	11.8%
Real Estate	7.1%
Consumer Discretionary	6.8%
Energy	4.1%
Utilities	3.1%
Materials	3.0%
Communication Services	2.9%
Exchange-Traded Funds	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Fund

Class W: VYSGX

92918A790-SAR

Voya VACS Series MCV Fund

Semi-Annual Shareholder Report

                   November 30, 2024

VACS Series: VVJEX

This semi-annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$6	0.12%

Fund Statistics

  Total Net Assets$144,070,190
  # of Portfolio Holdings336
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Energy Corp.	1.8%
Willis Towers Watson PLC	1.8%
BJ's Wholesale Club Holdings, Inc.	1.7%
US Foods Holding Corp.	1.7%
Baker Hughes Co.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Crown Holdings, Inc.	1.6%
Quest Diagnostics, Inc.	1.5%
National Retail Properties, Inc.	1.5%
Packaging Corp. of America	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.3%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	20.0%
Financials	16.2%
Materials	12.3%
Consumer Discretionary	10.1%
Information Technology	8.3%
Real Estate	7.7%
Health Care	6.8%
Consumer Staples	6.4%
Utilities	5.4%
Energy	4.9%
Communication Services	0.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Voya VACS Series MCV Fund

VACS Series: VVJEX

92918A725-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

November 30, 2024

Classes A, C, I, R, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund
■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund
■	Voya MidCap Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
ASSETS:
Investments in securities at fair value+*	$767,258,308	$833,303,277	$758,045,989
Short-term investments at fair value†	9,546,000	2,211,000	14,675,336
Cash	15,248	40,362	49,903
Foreign currencies at value‡	–	4,089	–
Receivables:
Fund shares sold	210,620	96,992	262,102
Dividends	325,991	969,673	239,683
Interest	386	132	710
Foreign tax reclaims	10,370	597	29,470
Prepaid expenses	61,945	72,236	45,302
Reimbursement due from Investment Adviser	–	40,472	22,804
Other assets	30,176	56,494	53,145
Total assets	777,459,044	836,795,324	773,424,444

LIABILITIES:
Payable for fund shares redeemed	118,901	98,354	233,033
Payable upon receipt of securities loaned	–	–	5,653,336
Payable for investment management fees	312,979	498,354	497,710
Payable for distribution and shareholder service fees	35,334	100,901	61,896
Payable to trustees under the deferred compensation plan (Note 6)	30,176	56,494	53,145
Payable for trustee fees	1,850	1,969	1,743
Other accrued expenses and liabilities	178,017	253,760	310,362
Total liabilities	677,257	1,009,832	6,811,225
NET ASSETS	$776,781,787	$835,785,492	$766,613,219

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$333,700,644	$574,877,716	$516,628,636
Total distributable earnings	443,081,143	260,907,776	249,984,583
NET ASSETS	$776,781,787	$835,785,492	$766,613,219

+ Including securities loaned at value	$—	$—	$5,493,736
* Cost of investments in securities	$360,466,054	$665,264,943	$588,693,293
† Cost of short-term investments	$9,546,000	$2,211,000	$14,675,336
‡ Cost of foreign currencies	$—	$5,010	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)(continued)

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
Class A
Net assets	$147,721,913	$484,971,960	$287,449,561
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,899,194	35,834,374	13,130,467
Net asset value and redemption price per share†	$50.95	$13.53	$21.89
Maximum offering price per share (5.75%)(1)	$54.06	$14.36	$23.23

Class C
Net assets	$6,178,973	$5,561,766	$6,021,161
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	181,168	411,581	641,653
Net asset value and redemption price per share†	$34.11	$13.51	$9.38

Class I
Net assets	$421,542,175	$336,127,657	$355,555,298
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	6,785,123	21,515,581	12,069,236
Net asset value and redemption price per share	$62.13	$15.62	$29.46

Class R
Net assets	$971,602	$1,053,519	$3,016,175
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	16,483	77,567	148,357
Net asset value and redemption price per share	$58.94	$13.58	$20.33

Class R6
Net assets	$164,783,245	$2,840,119	$105,884,128
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,646,649	182,336	3,526,398
Net asset value and redemption price per share	$62.26	$15.58	$30.03

Class W
Net assets	$35,583,879	$5,230,471	$8,686,896
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	600,314	335,455	304,578
Net asset value and redemption price per share	$59.28	$15.59	$28.52

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

	Voya Multi-	Voya Small Cap
	Manager Mid Cap	Growth
	Value Fund	Fund
ASSETS:
Investments in securities at fair value+*	$155,356,957	$1,307,005,625
Short-term investments at fair value†	1,754,667	40,733,000
Cash	33,162	646,087
Receivables:
Investment securities sold	54,110	483,291
Fund shares sold	93,765	1,500,480
Dividends	172,549	544,275
Interest	65	1,228
Foreign tax reclaims	1,595	7,824
Prepaid expenses	17,421	78,627
Other assets	8,488	32,891
Total assets	157,492,779	1,351,033,328

LIABILITIES:
Payable for investment securities purchased	57,136	1,059,985
Payable for fund shares redeemed	41,672	286,714
Payable upon receipt of securities loaned	1,135	–
Payable for investment management fees	101,266	974,849
Payable for distribution and shareholder service fees	–	18,406
Payable to trustees under the deferred compensation plan (Note 6)	8,488	32,891
Payable for trustee fees	406	2,883
Other accrued expenses and liabilities	49,141	195,323
Total liabilities	259,244	2,571,051
NET ASSETS	$157,233,535	$1,348,462,277

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$118,360,922	$925,577,386
Total distributable earnings	38,872,613	422,884,891
NET ASSETS	$157,233,535	$1,348,462,277
+ Including securities loaned at value	$1,109	$—
* Cost of investments in securities	$132,136,668	$993,610,716
† Cost of short-term investments	$1,754,667	$40,733,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)(continued)

	Voya Multi-	Voya Small Cap
	Manager Mid Cap	Growth
	Value Fund	Fund
Class A
Net assets	n/a	$75,069,728
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	1,454,495
Net asset value and redemption price per share†	n/a	$51.61
Maximum offering price per share (5.75%)(1)	n/a	$54.76

Class C
Net assets	n/a	$4,370,581
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	86,050
Net asset value and redemption price per share†	n/a	$50.79

Class I
Net assets	$157,233,535	$1,148,535,577
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	13,910,152	22,102,624
Net asset value and redemption price per share	$11.30	$51.96

Class R
Net assets	n/a	$864,482
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	16,838
Net asset value and redemption price per share	n/a	$51.34

Class R6
Net assets	n/a	$113,611,057
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	2,182,583
Net asset value and redemption price per share	n/a	$52.05

Class W
Net assets	n/a	$6,010,852
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	115,834
Net asset value and redemption price per share	n/a	$51.89

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,483,343	$9,017,546	$2,848,649
Interest	3,079	2,256	4,136
Securities lending income, net	1,045	5,120	5,787
Other	1,908	2,027	1,841
Total investment income	2,489,375	9,026,949	2,860,413
EXPENSES:
Investment management fees	1,891,953	2,959,522	2,919,465
Distribution and shareholder service fees:
Class A	174,112	565,211	322,903
Class C	30,645	25,173	29,091
Class R	2,229	2,413	6,748
Transfer agent fees:
Class A	56,858	209,149	118,581
Class C	2,502	2,328	2,674
Class I	40,111	62,988	148,546
Class R	364	447	1,239
Class R6	4,034	169	953
Class W	13,681	2,322	3,640
Shareholder reporting expense	6,175	17,344	15,813
Registration fees	67,248	68,104	52,984
Professional fees	36,902	40,264	38,258
Custody and accounting expense	34,085	18,300	15,216
Trustee fees	9,250	9,845	8,714
Miscellaneous expense	26,441	22,595	17,216
Interest expense	—	3,692	—
Total expenses	2,396,590	4,009,866	3,702,041
Waived and reimbursed fees	—	(237,840)	(166,118)
Net expenses	2,396,590	3,772,026	3,535,923
Net investment income (loss)	92,785	5,254,923	(675,510)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	46,142,227	51,628,040	58,320,052
Foreign currency related transactions	—	26	—
Net realized gain	46,142,227	51,628,066	58,320,052
Net change in unrealized appreciation (depreciation) on:
Investments	55,867,863	48,157,596	57,532,452
Foreign currency related transactions	—	(109)	—
Net change in unrealized appreciation (depreciation)	55,867,863	48,157,487	57,532,452
Net realized and unrealized gain	102,010,090	99,785,553	115,852,504
Increase in net assets resulting from operations	$102,102,875	$105,040,476	$115,176,994

* Foreign taxes withheld	$2,211	$71,339	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,580,380	$3,345,768
Interest	161	2,423
Other	441	2,830
Total investment income	1,580,982	3,351,021

EXPENSES:
Investment management fees	568,303	4,623,605
Distribution and shareholder service fees:
Class A	—	84,570
Class C	—	18,890
Class R	—	1,826
Transfer agent fees:
Class A	—	54,216
Class C	—	3,027
Class I	3,242	419,642
Class R	—	585
Class R6	—	91
Class W	—	3,400
Shareholder reporting expense	541	16,430
Registration fees	13,927	62,960
Professional fees	13,330	44,020
Custody and accounting expense	8,044	2,745
Trustee fees	2,031	14,417
Licensing fee (Note 7)	6,194	—
Miscellaneous expense	7,630	36,135
Interest expense	87	—
Total expenses	623,329	5,386,559
Waived and reimbursed fees	14,284	(51,205)
Net expenses	637,613	5,335,354
Net investment income (loss)	943,369	(1,984,333)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,658,319	87,698,351
Sale of investments in affiliates	(1,685)	—
Foreign currency related transactions	—	12
Net realized gain	7,656,634	87,698,363
Net change in unrealized appreciation (depreciation) on:
Investments	9,126,309	116,920,125
Affiliates	(1,236)	—
Foreign currency related transactions	—	(135)
Net change in unrealized appreciation (depreciation)	9,125,073	116,919,990
Net realized and unrealized gain	16,781,707	204,618,353
Increase in net assets resulting from operations	$17,725,076	$202,634,020
* Foreign taxes withheld	$1,793	$2,325

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$92,785	$304,928	$5,254,923	$9,697,664
Net realized gain	46,142,227	73,822,459	51,628,066	88,099,516
Net change in unrealized appreciation (depreciation)	55,867,863	124,673,797	48,157,487	60,712,773
Increase in net assets resulting from operations	102,102,875	198,801,184	105,040,476	158,509,953

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(2,725,815)	(42,596,425)
Class C	—	—	(12,179)	(461,205)
Class I	—	(548,226)	(2,052,502)	(21,216,690)
Class R	—	—	(5,037)	(77,229)
Class R6	—	(224,010)	(135,577)	(1,724,515)
Class W	—	—	(31,864)	(442,505)
Total distributions	—	(772,236)	(4,962,974)	(66,518,569)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,318,131	189,311,229	46,766,952	144,649,644
Reinvestment of distributions	—	769,197	4,791,791	63,857,632
	59,318,131	190,080,426	51,558,743	208,507,276
Cost of shares redeemed	(98,038,470)	(376,941,309)	(83,805,668)	(185,148,369)
Net increase (decrease) in net assets resulting from capital share transactions	(38,720,339)	(186,860,883)	(32,246,925)	23,358,907
Net increase in net assets	63,382,536	11,168,065	67,830,577	115,350,291

NET ASSETS:
Beginning of year or period	713,399,251	702,231,186	767,954,915	652,604,624
End of year or period	$776,781,787	$713,399,251	$835,785,492	$767,954,915

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi- Manager Mid Cap Value Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$(675,510)	$(2,090,241)	$943,369	$1,555,076
Net realized gain	58,320,052	57,684,879	7,656,634	9,166,115
Net change in unrealized appreciation (depreciation)	57,532,452	70,944,547	9,125,073	17,001,914
Increase in net assets resulting from operations	115,176,994	126,539,185	17,725,076	27,723,105

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(2,420,742)	—	—
Class C	—	(164,101)	—	—
Class I	—	(2,363,805)	—	(1,381,358)
Class R	—	(25,490)	—	—
Class R6	—	(761,336)	—	—
Class W	—	(62,504)	—	—
Total distributions	—	(5,797,978)	—	(1,381,358)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,745,592	128,371,402	12,389,193	41,488,351
Reinvestment of distributions	—	5,059,369	—	1,381,358
	36,745,592	133,430,771	12,389,193	42,869,709
Cost of shares redeemed	(84,128,757)	(210,200,601)	(43,792,199)	(27,343,452)
Net increase (decrease) in net assets resulting from capital share transactions	(47,383,165)	(76,769,830)	(31,403,006)	15,526,257
Net increase (decrease) in net assets	67,793,829	43,971,377	(13,677,930)	41,868,004

NET ASSETS:
Beginning of year or period	698,819,390	654,848,013	170,911,465	129,043,461
End of year or period	$766,613,219	$698,819,390	$157,233,535	$170,911,465

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment loss	$(1,984,333)	$(2,473,276)
Net realized gain	87,698,363	57,904,432
Net change in unrealized appreciation (depreciation)	116,919,990	135,233,674
Increase in net assets resulting from operations	202,634,020	190,664,830

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	235,732,390	391,172,494
Cost of shares redeemed	(129,975,232)	(149,146,135)
Net increase in net assets resulting from capital share transactions	105,757,158	242,026,359
Net increase in net assets	308,391,178	432,691,189

NET ASSETS:
Beginning of year or period	1,040,071,099	607,379,910
End of year or period	$1,348,462,277	$1,040,071,099

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large-Cap Growth Fund
Class A
11-30-24+	44.45	(0.05	)•	6.55	6.50	—		—	—	—		—	50.95	14.65	0.89	0.89	0.89	(0.22)	147,722	29
05-31-24	32.76	(0.06	)•	11.75	11.69	0.00	*	—	—	0.00	*	—	44.45	35.68	0.84	0.84	0.84	(0.16)	132,555	51
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91		—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01		—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62		—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
05-31-20	38.36	0.03		8.04	8.07	0.15		1.83	—	1.98		—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
Class C
11-30-24+	29.87	(0.15	)•	4.39	4.24	—		—	—	—		—	34.11	14.23	1.64	1.64	1.64	(0.97)	6,179	29
05-31-24	22.17	(0.23	)•	7.93	7.70	—		—	—	—		—	29.87	34.73	1.59	1.59	1.59	(0.92)	6,120	51
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91		—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01		—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62		—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
05-31-20	31.92	(0.23)		6.66	6.43	—		1.83	—	1.83		—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
Class I
11-30-24+	54.12	0.03	•	7.98	8.01	—		—	—	—		—	62.13	14.84	0.58	0.58	0.58	0.09	421,542	29
05-31-24	39.83	0.05	•	14.31	14.36	0.07		—	—	0.07		—	54.12	36.09	0.57	0.57	0.57	0.10	381,014	51
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91		—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01		—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74		—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
05-31-20	42.73	0.21	•	9.00	9.21	0.28		1.83	—	2.11		—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
Class R
11-30-24+	51.49	(0.13	)•	7.58	7.45	—		—	—	—		—	58.94	14.52	1.14	1.14	1.14	(0.47)	972	29
05-31-24	38.03	(0.17	)•	13.63	13.46	—		—	—	—		—	51.49	35.39	1.09	1.09	1.09	(0.39)	849	51
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91		—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36)		(4.94)	(5.30)	—		9.01	—	9.01		—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62		—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
05-31-20	42.09	(0.09	)•	8.85	8.76	—		1.83	—	1.83		—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
Class R6
11-30-24+	54.23	0.03	•	8.00	8.03	—		—	—	—		—	62.26	14.85	0.56	0.56	0.56	0.11	164,783	29
05-31-24	39.91	0.06	•	14.33	14.39	0.07		—	—	0.07		—	54.23	36.10	0.55	0.55	0.55	0.12	159,437	51
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91		—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01		—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77		—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
05-31-20	42.76	0.24	•	9.01	9.25	0.31		1.83	—	2.14		—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
Class W
11-30-24+	51.65	0.01	•	7.62	7.63	—		—	—	—		—	59.28	14.82	0.64	0.64	0.64	0.03	35,584	29
05-31-24	37.96	0.03	•	13.66	13.69	—		—	—	—		—	51.65	36.07	0.59	0.59	0.59	0.08	33,424	51
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91		—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01		—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71		—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
05-31-20	41.60	0.16	•	8.74	8.90	0.25		1.83	—	2.08		—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
Voya Large Cap Value Fund
Class A
11-30-24+	11.95	0.07	•	1.58	1.65	0.07		—	—	0.07		—	13.53	13.92	1.14	1.09	1.09	1.20	484,972	54
05-31-24	10.57	0.15	•	2.42	2.57	0.15		1.04	—	1.19		—	11.95	25.80	1.16	1.10	1.10	1.29	446,407	94
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88		—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80
05-31-22	13.25	0.12	•	0.45	0.57	0.10		1.83	—	1.93		—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Fund (continued)
Class A (continued)
05-31-21	9.74	0.12	•	4.39	4.51	0.16	0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
05-31-20	11.04	0.17		(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
Class C
11-30-24+	11.94	0.03	•	1.57	1.60	0.03	—	—	0.03	—	13.51	13.43	1.89	1.84	1.84	0.45	5,562	54
05-31-24	10.55	0.06	•	2.44	2.50	0.07	1.04	—	1.11	—	11.94	25.02	1.91	1.85	1.85	0.55	4,919	94
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07	0.72	—	0.79	—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02	1.83	—	1.85	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
05-31-20	11.02	0.08	•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
Class I
11-30-24+	13.78	0.11	•	1.82	1.93	0.09	—	—	0.09	—	15.62	14.12	0.84	0.76	0.76	1.52	336,128	54
05-31-24	12.02	0.21	•	2.78	2.99	0.19	1.04	—	1.23	—	13.78	26.22	0.84	0.76	0.76	1.63	296,362	94
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
05-31-20	12.03	0.22		(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
Class R
11-30-24+	12.00	0.06	•	1.58	1.64	0.06	—	—	0.06	—	13.58	13.77	1.39	1.29	1.29	1.00	1,054	54
05-31-24	10.60	0.12	•	2.45	2.57	0.13	1.04	—	1.17	—	12.00	25.66	1.41	1.30	1.30	1.09	932	94
05-31-23	11.93	0.13	•	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
05-31-20	11.06	0.14	•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
Class R6
11-30-24+	13.74	0.11	•	1.83	1.94	0.10	—	—	0.10	—	15.58	14.17	0.80	0.74	0.74	1.53	2,840	54
05-31-24	11.99	0.21	•	2.77	2.98	0.19	1.04	—	1.23	—	13.74	26.23	0.80	0.74	0.74	1.66	14,283	94
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
05-31-20	12.01	0.22	•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
Class W
11-30-24+	13.76	0.10	•	1.82	1.92	0.09	—	—	0.09	—	15.59	14.02	0.89	0.84	0.84	1.45	5,230	54
05-31-24	12.00	0.20	•	2.78	2.98	0.18	1.04	—	1.22	—	13.76	26.17	0.91	0.85	0.85	1.55	5,051	94
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
05-31-20	12.01	0.22	•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
Voya MidCap Opportunities Fund
Class A
11-30-24+	18.67	(0.03	)•	3.25	3.22	—	—	—	—	—	21.89	17.25	1.22	1.17	1.17	(0.35)	287,450	57
05-31-24	15.70	(0.09	)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
05-31-20	19.28	(0.07)		2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
Class C
11-30-24+	8.03	(0.05	)•	1.40	1.35	—	—	—	—	—	9.38	16.81	1.97	1.92	1.92	(1.10)	6,021	57
05-31-24	6.89	(0.09	)•	1.40	1.31	—	0.17	—	0.17	—	8.03	19.23	2.00	1.95	1.95	(1.24)	6,266	70
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya MidCap Opportunities Fund (continued)
Class C (continued)
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
05-31-20	13.22	(0.14	)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
Class I
11-30-24+	25.09	(0.01	)•	4.38	4.37	—	—	—	—	—	29.46	17.42	0.97	0.92	0.92	(0.10)	355,555	57
05-31-24	20.98	(0.04	)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
05-31-20	22.84	(0.01)		3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
Class R
11-30-24+	17.36	(0.05	)•	3.02	2.97	—	—	—	—	—	20.33	17.11	1.47	1.42	1.42	(0.60)	3,016	57
05-31-24	14.64	(0.12	)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
05-31-20	18.66	(0.11	)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
Class R6
11-30-24+	25.56	0.00	*•	4.47	4.47	—	—	—	—	—	30.03	17.49	0.88	0.83	0.83	(0.01)	105,884	57
05-31-24	21.35	(0.03	)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
05-31-20	23.04	0.02		3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
Class W
11-30-24+	24.29	(0.01	)•	4.24	4.23	—	—	—	—	—	28.52	17.41	0.97	0.92	0.92	(0.10)	8,687	57
05-31-24	20.32	(0.06	)•	4.20	4.14	—	0.17	—	0.17	—	24.29	20.45	1.00	0.95	0.95	(0.26)	8,181	70
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
05-31-20	22.43	(0.02)		3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-24+	10.12	0.06	•	1.12	1.18	—	—	—	—	—	11.30	11.66	0.77	0.78	0.78	1.16	157,234	25
05-31-24	8.34	0.10	•	1.77	1.87	0.09	—	—	0.09	—	10.12	22.58	0.80	0.79	0.79	1.09	170,911	57
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (4)	0.79	0.78	0.78	0.93	175,387	47
05-31-20	9.26	0.12		(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
Voya Small Cap Growth Fund(5)
Class A
11-30-24+	43.74	(0.15	)•	8.02	7.87	—	—	—	—	—	51.61	17.97	1.24	1.23	1.23	(0.65)	75,070	65
05-31-24	34.19	(0.24	)•	9.79	9.55	—	—	—	—	—	43.74	27.93	1.25	1.24	1.24	(0.63)	64,303	103
10-07-22(6)- 05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100
Class C
11-30-24+	43.20	(0.32	)•	7.91	7.59	—	—	—	—	—	50.79	17.51	1.99	1.98	1.98	(1.40)	4,371	65
05-31-24	34.03	(0.53	)•	9.70	9.17	—	—	—	—	—	43.20	26.95	2.00	1.99	1.99	(1.39)	3,558	103

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Cap Growth Fund(5) (continued)
Class C (continued)
10-07-22(6)- 05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100
Class I(7)
11-30-24+	43.96	(0.08	)•	8.08	8.00	—	—	—	—	—	51.96	18.15	0.92	0.91	0.91	(0.33)	1,148,536	65
05-31-24	34.25	(0.12	)•	9.83	9.71	—	—	—	—	—	43.96	28.35	0.92	0.91	0.91	(0.30)	888,570	103
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21 - 05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17	)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
09-30-19	40.76	(0.12	)•	(2.17)	(2.29)	—	4.11	—	4.11	—	34.36	(3.92)	0.93	0.93	0.93	(0.37)	433	121
Class R
11-30-24+	43.56	(0.21	)•	7.99	7.78	—	—	—	—	—	51.34	17.84	1.49	1.48	1.48	(0.91)	864	65
05-31-24	34.14	(0.34	)•	9.76	9.42	—	—	—	—	—	43.56	27.59	1.50	1.49	1.49	(0.88)	643	103
10-07-22(6)- 05-31-23	32.13	(0.19	)•	2.20	2.01	—	—	—	—	—	34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
11-30-24+	44.02	(0.06	)•	8.09	8.03	—	—	—	—	—	52.05	18.22	0.83	0.82	0.82	(0.24)	113,611	65
05-31-24	34.27	(0.08	)•	9.83	9.75	—	—	—	—	—	44.02	28.45	0.84	0.83	0.83	(0.21)	79,119	103
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100
04-04-22(6)- 05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
11-30-24+	43.92	(0.09	)•	8.06	7.97	—	—	—	—	—	51.89	18.12	0.99	0.98	0.98	(0.40)	6,011	65
05-31-24	34.25	(0.15	)•	9.82	9.67	—	—	—	—	—	43.92	28.23	1.00	0.99	0.99	(0.39)	3,877	103
10-07-22(6)- 05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Classes I.
(5)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2017, 2018, 2019, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after the net assets are expressed in thousands.
(6)	Commencement of operations.
(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”) and Voya Small Cap Growth Fund (“Small Cap Growth”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business on April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios, a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

The prior year financial statements of Small Cap Growth reflect the historical results of the Predecessor Fund, which did not have a share class designation prior to the Reorganization. Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly
Large-Cap Growth	Large Cap Value
MidCap Opportunities
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$209,028,092	$248,092,715
Large Cap Value	424,474,200	450,506,699
MidCap Opportunities	396,089,702	439,263,067
Multi-Manager Mid Cap Value	40,146,617	68,595,590
Small Cap Growth	837,193,834	730,104,266

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion;
0.725% on the next $1 billion;
0.70% on the next $1 billion;
0.675% on the next $1 billion; and
0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Direct Investments
0.40% on Passively Managed Assets
Small Cap Growth(1)	0.80% on all assets

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(1)	Prior to October 1, 2024, the Investment Adviser was obligated to waive 0.02% of the management fee for Small Cap Growth. Effective October 1, 2024, this obligation was terminated. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and Voya IM*
Small Cap Growth	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A		Class C	Class R
Large-Cap Growth	0.25%	(1)	1.00%	0.50%
Large Cap Value	0.25%		1.00%	0.50%	(2)
MidCap Opportunities	0.25%		1.00%	0.50%
Small Cap Growth	0.25%		1.00%	0.50%

(1)	Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.
(2)	The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class

A and Class C shares. For the period ended November 30, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$8,113	$—
Large Cap Value	5,785	—
MidCap Opportunities	1,360	—
Small Cap Growth	3,587	—

Contingent Deferred Sales Charges:
Large-Cap Growth	$—	$76
Large Cap Value	—	34
MidCap Opportunities	—	59
Small Cap Growth	—	183

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	9.34%
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	8.87
Voya Solution Aggressive Portfolio	Multi-Manager Mid Cap Value	8.09
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	15.39

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

“Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$1,510
Large Cap Value	8,422
MidCap Opportunities	6,458
Small Cap Growth	2,916

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	0.85%	1.05%

Pursuant to side letter agreements, through October 1, 2025, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	0.74%	0.85%
MidCap Opportunities(1)	1.26%	2.01%	0.93%	1.51%	0.83%	1.01%

(1)	Any fee waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2025	2026	2027	Total
Large Cap Value	$363,570	$388,884	$394,659	$1,147,113
Multi-Manager Mid Cap Value	19,774	44,434	—	64,208

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2024, are as follows:

	November 30,
	2025	2026	2027	Total
Large Cap Value
Class A	$13,898	$—	$—	$13,898
Class C	197	—	—	197
Class I	13,915	33,926	41,746	89,587
Class R6	—	311	345	656
Class W	148	—	—	148

The expense limitation agreements are contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended November 30, 2024:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Value	7	$3,067,571	6.19%
Multi-Manager Mid Cap Value	1	536,000	5.83

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large-Cap Growth
Class A
11/30/2024	97,986	—	—	(180,625)	—	(82,639)	4,686,337	—	—	(8,499,900)	—	(3,813,563)
5/31/2024	176,634	—	1	(424,991)	—	(248,356)	6,882,031	—	—	(15,955,408)	—	(9,073,377)
Class C
11/30/2024	9,087	—	—	(32,810)	—	(23,723)	285,004	—	—	(1,030,474)	—	(745,470)
5/31/2024	17,141	—	—	(143,944)	—	(126,803)	433,583	—	—	(3,603,796)	—	(3,170,213)
Class I
11/30/2024	353,693	—	—	(608,615)	—	(254,922)	20,451,977	—	—	(34,777,209)	—	(14,325,232)
5/31/2024	2,385,744	—	11,971	(6,428,526)	—	(4,030,811)	116,307,042	—	545,186	(284,314,580)	—	(167,462,352)
Class P3(1)
11/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2024	—	—	—	—	—	—	(806)	—	—	—	—	(806)
Class R
11/30/2024	1,344	—	—	(1,354)	—	(10)	75,535	—	—	(72,154)	—	3,381
5/31/2024	18,097	—	—	(20,542)	—	(2,445)	796,330	—	—	(958,200)	—	(161,870)
Class R6
11/30/2024	538,235	—	—	(831,499)	—	(293,264)	31,562,542	—	—	(48,785,062)	—	(17,222,520)
5/31/2024	868,135	—	4,909	(971,141)	—	(98,097)	39,417,920	—	224,011	(44,988,787)	—	(5,346,856)
Class W
11/30/2024	40,462	—	—	(87,283)	—	(46,821)	2,256,736	—	—	(4,873,671)	—	(2,616,935)
5/31/2024	600,145	—	—	(641,652)	—	(41,507)	25,475,129	—	—	(27,120,538)	—	(1,645,409)
Large Cap Value
Class A
11/30/2024	205,300	—	211,145	(1,928,569)	—	(1,512,124)	2,541,301	—	2,563,817	(23,747,198)	—	(18,642,080)
5/31/2024	509,742	—	3,759,741	(4,044,748)	—	224,735	5,661,062	—	40,095,153	(45,419,707)	—	336,508
Class C
11/30/2024	22,325	—	1,007	(23,868)	—	(536)	278,302	—	12,179	(286,348)	—	4,133
5/31/2024	50,709	—	43,495	(146,867)	—	(52,663)	574,576	—	461,205	(1,641,790)	—	(606,009)
Class I
11/30/2024	2,137,980	—	145,984	(2,268,533)	—	15,431	30,146,682	—	2,045,765	(32,030,533)	—	161,914
5/31/2024	10,480,394	—	1,713,753	(10,034,399)	—	2,159,748	137,419,903	—	21,062,269	(128,854,418)	—	29,627,754
Class R
11/30/2024	2,381	—	413	(2,934)	—	(140)	29,837	—	5,027	(37,030)	—	(2,166)
5/31/2024	7,800	—	7,209	(10,816)	—	4,193	88,895	—	77,058	(120,808)	—	45,145
Class R6
11/30/2024	985,127	—	9,596	(1,851,541)	—	(856,818)	13,755,915	—	135,577	(27,209,081)	—	(13,317,589)
5/31/2024	64,131	—	140,793	(622,208)	—	(417,284)	821,457	—	1,724,514	(8,130,263)	—	(5,584,292)
Class W
11/30/2024	1,037	—	2,106	(34,849)	—	(31,706)	14,915	—	29,426	(495,478)	—	(451,137)
5/31/2024	6,486	—	35,702	(77,783)	—	(35,595)	83,751	—	437,433	(981,383)	—	(460,199)
MidCap Opportunities
Class A
11/30/2024	192,676	—	—	(1,009,775)	—	(817,099)	3,694,876	—	—	(19,226,475)	—	(15,531,599)
5/31/2024	1,558,229	—	121,275	(2,607,912)	—	(928,408)	27,776,297	—	2,110,192	(45,834,153)	—	(15,947,664)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

MidCap Opportunities (continued)
Class C
11/30/2024	13,800	—	—	(152,313)	—	(138,513)	109,238	—	—	(1,240,017)	—	(1,130,779)
5/31/2024	56,002	—	21,073	(373,123)	—	(296,048)	414,306	—	158,261	(2,881,089)	—	(2,308,522)
Class I
11/30/2024	884,052	—	—	(1,829,575)	—	(945,523)	22,680,847	—	—	(47,573,245)	—	(24,892,398)
5/31/2024	3,160,169	—	88,517	(4,627,080)	—	(1,378,394)	75,461,754	—	2,067,747	(109,572,708)	—	(32,043,207)
Class R
11/30/2024	6,510	—	—	(12,738)	—	(6,228)	116,225	—	—	(228,647)	—	(112,422)
5/31/2024	14,175	—	1,570	(14,520)	—	1,225	239,287	—	25,435	(234,137)	—	30,585
Class R6
11/30/2024	383,204	—	—	(564,086)	—	(180,882)	9,920,905	—	—	(14,845,130)	—	(4,924,225)
5/31/2024	989,882	—	26,718	(1,918,028)	—	(901,428)	24,053,943	—	635,897	(46,386,851)	—	(21,697,011)
Class W
11/30/2024	9,205	—	—	(41,384)	—	(32,179)	223,501	—	—	(1,015,243)	—	(791,742)
5/31/2024	18,877	—	2,734	(244,458)	—	(222,847)	425,815	—	61,837	(5,291,663)	—	(4,804,011)
Multi-Manager Mid Cap Value
Class I
11/30/2024	1,214,469	—	—	(4,199,007)	—	(2,984,538)	12,389,193	—	—	(43,792,199)	—	(31,403,006)
5/31/2024	4,181,267	—	151,465	(2,907,363)	—	1,425,369	41,488,351	—	1,381,358	(27,343,452)	—	15,526,257
Small Cap Growth
Class A
11/30/2024	56,291	—	—	(72,047)	—	(15,756)	2,590,823	—	—	(3,329,429)	—	(738,606)
5/31/2024	134,642	—	—	(206,278)	—	(71,636)	5,183,038	—	—	(7,971,307)	—	(2,788,269)
Class C
11/30/2024	17,854	—	—	(14,151)	—	3,703	816,926	—	—	(643,794)	—	173,132
5/31/2024	32,486	—	—	(41,943)	—	(9,457)	1,255,616	—	—	(1,612,622)	—	(357,006)
Class I
11/30/2024	4,234,135	—	—	(2,343,769)	—	1,890,366	195,630,408	—	—	(108,733,787)	—	86,896,621
5/31/2024	8,565,003	—	—	(3,142,259)	—	5,422,744	345,066,712	—	—	(124,178,046)	—	220,888,666
Class R
11/30/2024	6,172	—	—	(4,099)	—	2,073	286,096	—	—	(189,737)	—	96,359
5/31/2024	8,163	—	—	(2,745)	—	5,418	340,409	—	—	(99,196)	—	241,213
Class R6
11/30/2024	737,129	—	—	(352,072)	—	385,057	34,629,179	—	—	(16,645,646)	—	17,983,533
5/31/2024	960,715	—	—	(364,827)	—	595,888	38,977,551	—	—	(14,540,503)	—	24,437,048
Class W
11/30/2024	37,044	—	—	(9,500)	—	27,544	1,778,958	—	—	(432,839)	—	1,346,119
5/31/2024	8,457	—	—	(20,173)	—	(11,716)	349,168	—	—	(744,461)	—	(395,293)

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2024:

MidCap Opportunities

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$5,493,736	$(5,493,736)	$—
Total	$5,493,736	$(5,493,736)	$—

(1)	Cash collateral with a fair value of $5,653,336 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,109	$(1,109)	$—
Total	$1,109	$(1,109)	$—

(1)	Cash collateral with a fair value of $1,135 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$772,236	$—	$1,716	$127,925,844
Large Cap Value	16,081,142	50,437,427	15,105,069	34,951,681
MidCap Opportunities	—	5,797,978	—	—
Multi-Manager Mid Cap Value	1,381,358	—	4,398,054	9,305,796

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Late Year Ordinary Losses	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	Deferred	(Depreciation)	Amount		Character	Earnings/(Loss)
Large-Cap Growth	$265,001	$—	$—	$342,716,799	$(2,003,532)		Short-term	$340,978,268
Large Cap Value	14,682,400	31,507,876	—	114,639,998	—		—	160,830,274
MidCap Opportunities	—	31,218,188	(1,147,972)	104,737,373	—		—	134,807,589
Multi-Manager Mid Cap Value	5,293,885	2,106,104	—	13,747,548	—		—	21,147,537
Small Cap Growth	16,208,547	44,349,695	—	177,293,780	(17,601,151	)*	Short-term	220,250,871

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to

Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the following Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large-Cap Growth
Class A	$-	$-	$2.3027	December 13, 2024	December 11, 2024
Class C	$-	$-	$2.3027	December 13, 2024	December 11, 2024
Class I	$0.0266	$-	$2.3027	December 13, 2024	December 11, 2024
Class R	$-	$-	$2.3027	December 13, 2024	December 11, 2024
Class R6	$0.0264	$-	$2.3027	December 13, 2024	December 11, 2024
Class W	$0.0257	$-	$2.3027	December 13, 2024	December 11, 2024
Large Cap Value
All Classes	$-	$0.2507	$1.3069	December 13, 2024	December 11, 2024
Class A	$0.0397	$-	$-	December 27, 2024	December 24, 2024
Class C	$0.0171	$-	$-	December 27, 2024	December 24, 2024
Class I	$0.0491	$-	$-	December 27, 2024	December 24, 2024
Class R	$0.0339	$-	$-	December 27, 2024	December 24, 2024
Class R6	$0.0521	$-	$-	December 27, 2024	December 24, 2024
Class W	$0.0468	$-	$-	December 27, 2024	December 24, 2024
MidCap Opportunities
All Classes	$-	$-	$2.5361	December 13, 2024	December 11, 2024
Multi-Manager Mid Cap Value
Class I	$0.0962	$0.4281	$0.5832	December 13, 2024	December 11, 2024
Small Cap Growth
Class A	$0.6483	$0.4350	$3.2774	December 13, 2024	December 11, 2024
Class C	$0.3399	$0.4350	$3.2774	December 13, 2024	December 11, 2024
Class I	$0.7935	$0.4350	$3.2774	December 13, 2024	December 11, 2024
Class R	$0.6022	$0.4350	$3.2774	December 13, 2024	December 11, 2024
Class R6	$0.8263	$0.4350	$3.2774	December 13, 2024	December 11, 2024
Class W	$0.7767	$0.4350	$3.2774	December 13, 2024	December 11, 2024

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 14.2%
142,769	Alphabet, Inc. - Class A	$24,120,823	3.1
67,190	Meta Platforms, Inc. - Class A	38,588,561	5.0
18,931 (1)	Netflix, Inc.	16,788,200	2.1
41,764 (1)	Reddit, Inc. - Class A	5,875,777	0.7
120,846 (1)	ROBLOX Corp. - Class A	6,058,010	0.8
14,527 (1)	Spotify Technology SA	6,928,798	0.9
94,886 (1)	Trade Desk, Inc. - Class A	12,197,595	1.6
		110,557,764	14.2

	Consumer Discretionary: 13.8%
293,979 (1)	Amazon.com, Inc.	61,115,294	7.9
1,809	Booking Holdings, Inc.	9,410,382	1.2
12,865 (1)	Burlington Stores, Inc.	3,626,386	0.5
34,487	Lowe's Cos., Inc.	9,395,293	1.2
58,875 (1)	Tesla, Inc.	20,321,295	2.6
8,776	Wingstop, Inc.	2,885,286	0.4
		106,753,936	13.8

	Consumer Staples: 1.9%
14,086	Constellation Brands, Inc. - Class A	3,394,022	0.5
87,153	McCormick & Co., Inc.	6,833,667	0.9
63,474	Mondelez International, Inc. - Class A	4,122,636	0.5
		14,350,325	1.9

	Energy: 0.5%
36,854	Chesapeake Energy Corp.	3,647,072	0.5

	Financials: 4.0%
346,873	Blue Owl Capital, Inc.	8,231,296	1.0
16,140	Goldman Sachs Group, Inc.	9,822,320	1.3
9,213	MSCI, Inc.	5,616,521	0.7
57,089	Tradeweb Markets, Inc. - Class A	7,735,560	1.0
		31,405,697	4.0

	Health Care: 8.1%
82,077 (1)	Boston Scientific Corp.	7,441,101	0.9
12,901	Elevance Health, Inc.	5,250,191	0.7
25,267	Eli Lilly & Co.	20,096,108	2.6
22,224 (1)	Intuitive Surgical, Inc.	12,045,408	1.5
25,411 (1)	Repligen Corp.	3,825,372	0.5
9,783	Thermo Fisher Scientific, Inc.	5,181,370	0.7
19,579 (1)	Vertex Pharmaceuticals, Inc.	9,165,517	1.2
		63,005,067	8.1

	Industrials: 5.5%
14,820 (1)	Axon Enterprise, Inc.	9,587,947	1.2
21,998 (1)	Builders FirstSource, Inc.	4,101,967	0.5
8,670	Comfort Systems USA, Inc.	4,276,651	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
37,966	Dover Corp.	$7,817,199	1.0
59,945	Ingersoll Rand, Inc.	6,244,471	0.8
6,674 (1)	Saia, Inc.	3,798,040	0.5
5,545	TransDigm Group, Inc.	6,947,719	0.9
		42,773,994	5.5

	Information Technology: 49.7%
304,412	Apple, Inc.	72,246,100	9.3
22,352 (1)	AppLovin Corp. - Class A	7,527,036	1.0
55,052 (1)	Atlassian Corp. - Class A	14,510,606	1.9
156,612	Broadcom, Inc.	25,383,673	3.3
23,277 (1)	Cadence Design Systems, Inc.	7,141,616	0.9
32,330 (1)	Crowdstrike Holdings, Inc. - Class A	11,185,210	1.4
54,928 (1)	Datadog, Inc. - Class A	8,390,252	1.1
8,214 (1)	HubSpot, Inc.	5,922,705	0.8
39,009	Marvell Technology, Inc.	3,615,744	0.5
101,891	Micron Technology, Inc.	9,980,223	1.3
171,307	Microsoft Corp.	72,541,662	9.3
13,604 (1)	Monday.com Ltd.	3,882,037	0.5
664,971	NVIDIA Corp.	91,932,241	11.8
24,547 (1)	Palo Alto Networks, Inc.	9,519,818	1.2
11,536 (1)	ServiceNow, Inc.	12,106,340	1.6
70,432	Visa, Inc. - Class A	22,191,715	2.8
32,535 (1)	Workday, Inc. - Class A	8,133,425	1.0
		386,210,403	49.7

	Materials: 1.1%
11,687	Sherwin-Williams Co.	4,644,414	0.6
13,569	Vulcan Materials Co.	3,909,636	0.5
		8,554,050	1.1
	Total Common Stock (Cost $360,466,054)	767,258,308	98.8

See Accompanying Notes to Financial Statements.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
9,546,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $9,546,000)	$9,546,000	1.2
	Total Short-Term Investments (Cost $9,546,000)	$9,546,000	1.2
	Total Investments in Securities (Cost $370,012,054)	$776,804,308	100.0
	Liabilities in Excess of Other Assets	(22,521)	0.0
	Net Assets	$776,781,787	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of November 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$767,258,308	$—	$—	$767,258,308
Short-Term Investments	9,546,000	—	—	9,546,000
Total Investments, at fair value	$776,804,308	$—	$—	$776,804,308

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $378,219,646.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$409,175,173
Gross Unrealized Depreciation	(10,590,511)
Net Unrealized Appreciation	$398,584,662

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 5.0%
1,154,264	AT&T, Inc.	$26,732,754	3.2
173,048 (1)	Pinterest, Inc. - Class A	5,246,816	0.6
934,619 (1)	Warner Bros Discovery, Inc.	9,794,807	1.2
		41,774,377	5.0

	Consumer Discretionary: 5.9%
206,554	Las Vegas Sands Corp.	10,959,755	1.3
40,682	Lowe's Cos., Inc.	11,082,997	1.3
109,841	PVH Corp.	11,903,469	1.4
157,445	Tapestry, Inc.	9,805,675	1.2
33,396	Williams-Sonoma, Inc.	5,744,780	0.7
		49,496,676	5.9

	Consumer Staples: 8.3%
915,095	Kenvue, Inc.	22,035,488	2.7
244,709	McCormick & Co., Inc.	19,187,633	2.3
143,850	Mondelez International, Inc. - Class A	9,343,057	1.1
139,865	Philip Morris International, Inc.	18,610,437	2.2
		69,176,615	8.3

	Energy: 8.3%
168,905	Chesapeake Energy Corp.	16,714,839	2.0
130,822	Chevron Corp.	21,184,006	2.5
98,126	EOG Resources, Inc.	13,076,271	1.6
199,955	HF Sinclair Corp.	8,184,158	1.0
223,117	Schlumberger NV	9,803,761	1.2
		68,963,035	8.3

	Financials: 21.7%
124,441	American Financial Group, Inc.	18,275,405	2.2
50,498	Arthur J Gallagher & Co.	15,767,496	1.9
589,260	Bank of America Corp.	27,995,743	3.4
231,596	Bank of New York Mellon Corp.	18,960,764	2.3
30,999	Goldman Sachs Group, Inc.	18,865,061	2.3
121,010	Intercontinental Exchange, Inc.	19,477,770	2.3
150,390	Lazard, Inc.	8,733,147	1.0
99,133	PNC Financial Services Group, Inc.	21,285,838	2.5
364,550	SLM Corp.	9,981,379	1.2
290,531	Wells Fargo & Co.	22,129,746	2.6
		181,472,349	21.7

	Health Care: 14.7%
106,283	Abbott Laboratories	12,623,232	1.5
63,148	AbbVie, Inc.	11,551,664	1.4
66,460	Alcon, Inc.	5,904,971	0.7
214,438	Bristol-Myers Squibb Co.	12,699,018	1.5
30,812	Cigna Group	10,408,293	1.2
10,204	McKesson Corp.	6,413,214	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,692	Stryker Corp.	$9,682,968	1.2
29,444	Thermo Fisher Scientific, Inc.	15,594,426	1.9
37,636	UnitedHealth Group, Inc.	22,965,487	2.7
36,542	Universal Health Services, Inc. - Class B	7,491,110	0.9
15,778 (1)	Vertex Pharmaceuticals, Inc.	7,386,155	0.9
		122,720,538	14.7

	Industrials: 12.1%
116,008 (1)	Boeing Co.	18,032,283	2.1
111,407	Dover Corp.	22,938,701	2.7
135,471	Ingersoll Rand, Inc.	14,112,014	1.7
33,163	Parker-Hannifin Corp.	23,310,273	2.8
27,694 (1)	Saia, Inc.	15,760,102	1.9
5,825	TransDigm Group, Inc.	7,298,550	0.9
		101,451,923	12.1

	Information Technology: 9.2%
43,041	Accenture PLC - Class A	15,596,767	1.9
46,271 (1)	Advanced Micro Devices, Inc.	6,347,225	0.7
26,115 (1)	Aspen Technology, Inc.	6,528,750	0.8
1,922	Constellation Software, Inc.	6,499,093	0.8
405,243 (1)	Dropbox, Inc. - Class A	11,209,021	1.3
84,060 (1)	JFrog Ltd.	2,618,469	0.3
65,949	Micron Technology, Inc.	6,459,705	0.8
39,888	Salesforce, Inc.	13,162,641	1.6
29,467	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,441,376	0.6
217,134 (1)	UiPath, Inc. - Class A	3,085,474	0.4
		76,948,521	9.2

	Materials: 4.0%
209,919	Alcoa Corp.	9,746,539	1.2
80,508	CF Industries Holdings, Inc.	7,218,347	0.9
90,573	Crown Holdings, Inc.	8,340,868	1.0
51,681	Nucor Corp.	7,994,534	0.9
		33,300,288	4.0

	Real Estate: 3.5%
167,388	Boston Properties, Inc.	13,724,142	1.6
113,572	Welltower, Inc.	15,693,379	1.9
		29,417,521	3.5

	Utilities: 7.0%
107,818	DTE Energy Co.	13,561,348	1.6
156,336	Duke Energy Corp.	18,299,129	2.2
190,397	NextEra Energy, Inc.	14,978,532	1.8

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
124,522	Public Service Enterprise Group, Inc.	$11,742,425	1.4
		58,581,434	7.0

	Total Common Stock (Cost $665,264,943)	833,303,277	99.7

WARRANTS: —%
	Information Technology: —%
2,377 (2)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $—)	—	—

	Total Long-Term Investments (Cost $665,264,943)	833,303,277	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
2,211,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $2,211,000)	$2,211,000	0.3
	Total Short-Term Investments (Cost $2,211,000)	2,211,000	0.3
	Total Investments in Securities (Cost $667,475,943)	$835,514,277	100.0
	Assets in Excess of Other Liabilities	271,215	0.0
	Net Assets	$835,785,492	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$833,303,277	$—	$—	$833,303,277
Warrants	—	—	—	—
Short-Term Investments	2,211,000	—	—	2,211,000
Total Investments, at fair value	$835,514,277	$—	$—	$835,514,277

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $672,720,881.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$172,560,659
Gross Unrealized Depreciation	(9,763,174)
Net Unrealized Appreciation	$162,797,485

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 5.5%
43,703 (1)	Reddit, Inc. - Class A	$6,148,575	0.8
218,818 (1)	Roblox Corp. - Class A	10,969,347	1.5
191,693 (1)	Trade Desk, Inc. - Class A	24,642,135	3.2
		41,760,057	5.5

	Consumer Discretionary: 12.3%
49,640 (1)	Burlington Stores, Inc.	13,992,523	1.8
24,833	Domino’s Pizza, Inc.	11,825,226	1.5
154,241 (1)	On Holding AG - Class A	8,996,878	1.2
42,025	Ross Stores, Inc.	6,508,412	0.9
72,751	Royal Caribbean Cruises Ltd.	17,755,609	2.3
60,846	Texas Roadhouse, Inc.	12,489,858	1.6
39,826	Tractor Supply Co.	11,297,442	1.5
34,646	Wingstop, Inc.	11,390,565	1.5
		94,256,513	12.3

	Consumer Staples: 2.5%
56,693	Church & Dwight Co., Inc.	6,243,600	0.8
23,552	Constellation Brands, Inc. - Class A	5,674,855	0.8
89,815	McCormick & Co., Inc.	7,042,394	0.9
		18,960,849	2.5

	Energy: 3.1%
104,647	Chesapeake Energy Corp.	10,355,867	1.3
36,884	Hess Corp.	5,428,587	0.7
264,435	TechnipFMC PLC	8,295,326	1.1
		24,079,780	3.1

	Financials: 13.1%
19,272	Arthur J Gallagher & Co.	6,017,489	0.8
166,635 (1)	Block, Inc.	14,755,529	1.9
843,536	Blue Owl Capital, Inc.	20,017,109	2.6
17,831 (1)	Coinbase Global, Inc. - Class A	5,281,542	0.7
189,492	Lazard, Inc.	11,003,800	1.4
17,169	MSCI, Inc.	10,466,738	1.4
479,204	SLM Corp.	13,120,606	1.7
145,336	Tradeweb Markets, Inc. - Class A	19,693,028	2.6
		100,355,841	13.1

	Health Care: 11.6%
85,011	Alcon, Inc.	7,553,227	1.0
46,149	AmerisourceBergen Corp.	11,608,781	1.5
140,160 (1)	Biohaven Ltd.	6,448,762	0.8
172,745 (1)	Inari Medical, Inc.	8,968,920	1.2
3,149 (1)	Mettler-Toledo International, Inc.	3,940,029	0.5
128,913 (1)	MoonLake Immunotherapeutics	7,016,735	0.9
38,825 (1)	Repligen Corp.	5,844,715	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
176,149 (1)	SpringWorks Therapeutics, Inc.	$7,306,661	0.9
22,224	Universal Health Services, Inc. - Class B	4,555,920	0.6
135,183 (1)	Vera Therapeutics, Inc.	6,725,354	0.9
101,803 (1)(2)	Viking Therapeutics, Inc.	5,389,451	0.7
35,677 (1)	Waters Corp.	13,725,655	1.8
		89,084,210	11.6

	Industrials: 16.7%
28,570 (1)	Axon Enterprise, Inc.	18,483,647	2.4
54,681 (1)	Builders FirstSource, Inc.	10,196,366	1.3
28,818	Comfort Systems USA, Inc.	14,215,055	1.9
46,230	Dover Corp.	9,518,757	1.2
72,268	Ingersoll Rand, Inc.	7,528,158	1.0
69,418 (1)	Parsons Corp.	6,657,880	0.9
114,687	Rollins, Inc.	5,772,197	0.7
25,003 (1)	Saia, Inc.	14,228,707	1.9
102,532	Tetra Tech, Inc.	4,256,103	0.6
6,412	TransDigm Group, Inc.	8,034,044	1.0
82,697 (1)	Trex Co., Inc.	6,204,756	0.8
43,182	Verisk Analytics, Inc.	12,704,576	1.7
77,849	Vertiv Holdings Co. - Class A	9,933,532	1.3
		127,733,778	16.7

	Information Technology: 29.2%
90,041 (1)	AppLovin Corp. - Class A	30,321,307	4.0
74,731 (1)	Astera Labs, Inc.	7,715,976	1.0
36,772 (1)	Atlassian Corp. - Class A	9,692,364	1.3
27,530 (1)	Crowdstrike Holdings, Inc. - Class A	9,524,554	1.2
160,992 (1)	Datadog, Inc. - Class A	24,591,528	3.2
53,630	Entegris, Inc.	5,664,937	0.7
6,568 (1)	Fair Isaac Corp.	15,599,197	2.0
26,219 (1)	Gartner, Inc.	13,579,607	1.8
160,252 (1)	Gitlab, Inc. - Class A	10,216,065	1.3
20,165 (1)	Globant SA	4,592,780	0.6
18,379 (1)	HubSpot, Inc.	13,252,178	1.7
207,331 (1)	Klaviyo, Inc. - Class A	7,700,273	1.0
73,707 (1)	Lattice Semiconductor Corp.	4,182,872	0.6
22,038 (1)	Monday.com Ltd.	6,288,764	0.8
37,882 (1)	MongoDB, Inc.	12,216,566	1.6
21,416	Monolithic Power Systems, Inc.	12,156,578	1.6
399,536 (1)	Palantir Technologies, Inc. - Class A	26,800,875	3.5
76,783 (1)	Rambus, Inc.	4,438,825	0.6
25,760 (1)	SiTime Corp.	5,470,909	0.7
		224,006,155	29.2

	Materials: 1.8%
123,576	Element Solutions, Inc.	3,544,159	0.4

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
36,760	Vulcan Materials Co.	$10,591,659	1.4
		14,135,818	1.8
	Real Estate: 1.8%
45,328	Boston Properties, Inc.	3,716,443	0.5
70,310	Welltower, Inc.	9,715,436	1.3
		13,431,879	1.8
	Utilities: 1.3%
64,071	Vistra Corp.	10,241,109	1.3
	Total Common Stock (Cost $588,693,293)	758,045,989	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.6%
1,256,134 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/29/2024, 4.620%, due 12/02/2024 (Repurchase Amount $1,256,611, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,281,257, due 02/01/31-11/15/59)	1,256,134	0.1
1,351,235 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 11/29/2024, 4.580%, due 12/02/2024 (Repurchase Amount $1,351,744, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,378,260, due 02/13/25-12/01/54)	1,351,235	0.2
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
638,244 (3)	RBC Dominion Securities, Inc., Repurchase Agreement dated 11/29/2024, 4.590%, due 12/02/2024 (Repurchase Amount $638,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $651,009, due 12/05/24-11/15/54)	$638,244	0.1
1,337,723 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/29/2024, 4.610%, due 12/02/2024 (Repurchase Amount $1,338,230, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,338,723, due 01/15/26-02/15/53)	1,337,723	0.2
	Total Repurchase Agreements (Cost $4,583,336)	4,583,336	0.6

	Time Deposits: 0.1%
120,000 (3)	Canadian Imperial Bank of Commerce, 4.570%, 12/02/2024	120,000	0.0
120,000 (3)	Credit Agricole Corporate and Investment Bank, 4.560%, 12/02/2024	120,000	0.0
110,000 (3)	DZ Bank AG, 4.560%, 12/02/2024	110,000	0.0
120,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.570%, 12/02/2024	120,000	0.0
120,000 (3)	Mizuho Bank Ltd., 4.570%, 12/02/2024	120,000	0.0
120,000 (3)	Royal Bank of Canada, 4.580%, 12/02/2024	120,000	0.1
120,000 (3)	Societe Generale S.A., 4.570%, 12/02/2024	120,000	0.0
120,000 (3)	Svenska Handelsbanken AB, 4.570%, 12/02/2024	120,000	0.0

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
120,000 (3)	Toronto-Dominion Bank, 4.600%, 12/02/2024	$120,000	0.0
	Total Time Deposits (Cost $1,070,000)	1,070,000	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
9,022,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $9,022,000)	$9,022,000	1.2
	Total Short-Term Investments (Cost $14,675,336)	14,675,336	1.9
	Total Investments in Securities (Cost $603,368,629)	$772,721,325	100.8
	Liabilities in Excess of Other Assets	(6,108,106)	(0.8)
	Net Assets	$766,613,219	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$758,045,989	$—	$—	$758,045,989
Short-Term Investments	9,022,000	5,653,336	—	14,675,336
Total Investments, at fair value	$767,067,989	$5,653,336	$—	$772,721,325

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $610,451,500.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$176,928,305
Gross Unrealized Depreciation	(14,658,480)
Net Unrealized Appreciation	$162,269,825

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 0.7%
401 (1)	Charter Communications, Inc. - Class A	$159,183	0.1
707	Electronic Arts, Inc.	115,715	0.1
2,143	Fox Corp. - Class A	100,978	0.1
4,072 (1)	Frontier Communications Parent, Inc.	141,746	0.1
1,958	Interpublic Group of Cos., Inc.	60,326	0.0
2,564 (1)	Liberty Global Ltd. - Class C	37,486	0.0
2,058	New York Times Co. - Class A	111,667	0.1
2,945	News Corp. - Class A	86,436	0.1
287	Nexstar Media Group, Inc.	48,959	0.0
1,826	Omnicom Group, Inc.	191,401	0.1
		1,053,897	0.7

	Consumer Discretionary: 10.1%
1,112	Advance Auto Parts, Inc.	45,981	0.0
14,500 (1)	Aptiv PLC	805,185	0.5
2,111	Aramark	85,897	0.1
1,961	Best Buy Co., Inc.	176,490	0.1
55,981	BorgWarner, Inc.	1,921,268	1.2
818	Carter’s, Inc.	44,638	0.0
965	Columbia Sportswear Co.	84,187	0.1
1,659	D.R. Horton, Inc.	280,006	0.2
434	Dick’s Sporting Goods, Inc.	89,942	0.1
672	Dollar General Corp.	51,925	0.0
1,297 (1)	Dollar Tree, Inc.	92,437	0.1
157	Domino’s Pizza, Inc.	74,762	0.0
27,914	eBay, Inc.	1,766,677	1.1
9,800 (1)	Expedia Group, Inc.	1,809,276	1.2
354 (1)	Floor & Decor Holdings, Inc. - Class A	39,722	0.0
1,149	Garmin Ltd.	244,277	0.2
5,669	Gentex Corp.	173,245	0.1
1,083	Genuine Parts Co.	137,249	0.1
546 (1)	Grand Canyon Education, Inc.	89,866	0.1
5,198	H&R Block, Inc.	308,137	0.2
1,562	Harley-Davidson, Inc.	52,530	0.0
3,185	Hilton Worldwide Holdings, Inc.	807,206	0.5
521	Lear Corp.	50,975	0.0
1,527	Lennar Corp. - Class A	266,294	0.2
1,174	LKQ Corp.	46,126	0.0
3,904 (1)	Mattel, Inc.	74,254	0.0
31 (1)	NVR, Inc.	286,303	0.2
529 (1)	Ollie’s Bargain Outlet Holdings, Inc.	52,345	0.0
2,967	PulteGroup, Inc.	401,346	0.3
524	PVH Corp.	56,786	0.0
5,189	Ralph Lauren Corp.	1,200,735	0.8
13,330	Ross Stores, Inc.	2,064,417	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
865	Service Corp. International	$76,630	0.0
2,584 (1)	Skechers USA, Inc. - Class A	164,911	0.1
1,799	Tapestry, Inc.	112,042	0.1
12,000	Target Corp.	1,587,720	1.0
1,133	Toll Brothers, Inc.	187,138	0.1
219 (1)	TopBuild Corp.	85,550	0.1
397	Williams-Sonoma, Inc.	68,292	0.0
		15,962,767	10.1

	Consumer Staples: 6.3%
4,402	Albertsons Cos., Inc. - Class A	87,380	0.1
6,128	Archer-Daniels- Midland Co.	334,589	0.2
1,854 (1)	BellRing Brands, Inc.	145,465	0.1
27,836 (1)	BJ’s Wholesale Club Holdings, Inc.	2,680,607	1.7
1,749	Bunge Global SA	156,955	0.1
1,554	Campbell Soup Co.	71,795	0.0
1,299	Casey’s General Stores, Inc.	546,736	0.4
1,100	Church & Dwight Co., Inc.	121,143	0.1
133	Coca-Cola Consolidated, Inc.	173,471	0.1
2,835	Flowers Foods, Inc.	64,128	0.0
970	General Mills, Inc.	64,272	0.0
2,484 (1)	Grocery Outlet Holding Corp.	52,164	0.0
2,198	Ingredion, Inc.	323,853	0.2
1,515	Kellogg Co.	123,154	0.1
6,316	Kroger Co.	385,781	0.2
11,125 (1)	Maplebear, Inc.	485,829	0.3
1,352	Molson Coors Beverage Co. - Class B	83,905	0.1
11,800 (1)	Performance Food Group Co.	1,041,232	0.7
801 (1)	Post Holdings, Inc.	96,504	0.1
684	Sysco Corp.	52,743	0.0
3,595	Tyson Foods, Inc. - Class A	231,877	0.1
38,141 (1)	US Foods Holding Corp.	2,661,098	1.7
		9,984,681	6.3

	Energy: 4.9%
57,635	Baker Hughes Co.	2,533,058	1.6
1,766	Chesapeake Energy Corp.	174,764	0.1
11,350	Chord Energy Corp.	1,447,352	0.9
73,093	Coterra Energy, Inc.	1,953,045	1.2
31,600	Devon Energy Corp.	1,199,220	0.8
1,317	DT Midstream, Inc.	139,760	0.1
1,881	HF Sinclair Corp.	76,989	0.0
2,764	Kinder Morgan, Inc.	78,138	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,279	Williams Cos., Inc.	$133,367	0.1
		7,735,693	4.9

	Financials: 16.2%
1,043	Affiliated Managers Group, Inc.	195,604	0.1
1,335	Aflac, Inc.	152,190	0.1
13,616	American Financial Group, Inc.	1,999,646	1.3
5,599	Arch Capital Group Ltd.	563,931	0.4
525	Assurant, Inc.	119,227	0.1
1,315	Assured Guaranty Ltd.	122,663	0.1
817	Axis Capital Holdings Ltd.	76,014	0.0
20,462	Bank of New York Mellon Corp.	1,675,224	1.1
1,201	Bank OZK	60,014	0.0
860	Brown & Brown, Inc.	97,266	0.1
1,633	Cboe Global Markets, Inc.	352,483	0.2
2,669	Cincinnati Financial Corp.	426,586	0.3
1,180	Citizens Financial Group, Inc.	56,805	0.0
363	Discover Financial Services	66,222	0.0
854	East West Bancorp, Inc.	93,667	0.1
594	Evercore, Inc. - Class A	182,893	0.1
912	Everest Re Group Ltd.	353,455	0.2
199	FactSet Research Systems, Inc.	97,643	0.1
31,739	Fidelity National Financial, Inc.	2,011,935	1.3
1,444	Fifth Third Bancorp	69,399	0.0
100	First Citizens BancShares, Inc. - Class A	229,500	0.1
8,247	Global Payments, Inc.	981,063	0.6
1,820	Globe Life, Inc.	202,457	0.1
20,616	Hartford Financial Services Group, Inc.	2,542,159	1.6
987	Houlihan Lokey, Inc.	186,632	0.1
92,351	Huntington Bancshares, Inc.	1,663,242	1.1
589	Interactive Brokers Group, Inc. - Class A	112,552	0.1
2,909	Janus Henderson Group PLC	131,720	0.1
1,694	Loews Corp.	146,921	0.1
501	M&T Bank Corp.	110,215	0.1
146 (1)	Markel Corp.	260,306	0.2
9,527	MGIC Investment Corp.	250,179	0.2
894	Nasdaq, Inc.	74,193	0.0
46,898	Old Republic International Corp.	1,827,615	1.2
463	Primerica, Inc.	140,173	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
20,900	Prosperity Bancshares, Inc.	$1,749,957	1.1
405	Prudential Financial, Inc.	52,411	0.0
2,592	Regions Financial Corp.	70,658	0.0
419	Reinsurance Group of America, Inc.	95,700	0.1
1,836	RenaissanceRe Holdings Ltd.	525,371	0.3
3,919	Rithm Capital Corp.	44,089	0.0
578	RLI Corp.	101,670	0.1
1,632	SEI Investments Co.	134,852	0.1
5,206	Synchrony Financial	351,509	0.2
12,019	T. Rowe Price Group, Inc.	1,488,433	0.9
571	Tradeweb Markets, Inc. - Class A	77,370	0.0
1,333	Unum Group	102,508	0.1
3,885	W.R. Berkley Corp.	250,777	0.2
8,762	Willis Towers Watson PLC	2,821,364	1.8
		25,498,463	16.2

	Health Care: 6.8%
9,560	Agilent Technologies, Inc.	1,318,993	0.8
2,260	Cardinal Health, Inc.	276,262	0.2
5,683 (1)	Centene Corp.	340,980	0.2
103	Chemed Corp.	58,956	0.0
17,475 (1)	Cooper Cos., Inc.	1,825,439	1.2
1,440	Encompass Health Corp.	148,234	0.1
1,622	GE HealthCare Technologies, Inc.	134,983	0.1
19,100 (1)	Hologic, Inc.	1,518,450	1.0
949	Humana, Inc.	281,265	0.2
4,700 (1)	ICON PLC	988,175	0.6
473 (1)	Jazz Pharmaceuticals PLC	57,512	0.0
621	Labcorp Holdings, Inc.	149,760	0.1
43 (1)	Mettler-Toledo International, Inc.	53,802	0.0
303 (1)	Molina Healthcare, Inc.	90,264	0.1
1,998	Organon & Co.	31,708	0.0
15,129	Quest Diagnostics, Inc.	2,460,883	1.6
3,464 (1)	Solventum Corp.	247,711	0.2
224	STERIS PLC	49,069	0.0
760 (1)	United Therapeutics Corp.	281,572	0.2
742	Universal Health Services, Inc. - Class B	152,110	0.1
12,581	Viatris, Inc.	164,685	0.1
		10,630,813	6.8

	Industrials: 19.9%
2,508	A.O. Smith Corp.	186,821	0.1
722	Acuity Brands, Inc.	231,538	0.1
861	AECOM	100,711	0.1
13,000	AGCO Corp.	1,315,730	0.8

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
754	Allegion PLC	$106,193	0.1
4,088	Allison Transmission Holdings, Inc.	484,428	0.3
1,567 (1)	Amentum Holdings, Inc.	38,157	0.0
374	AMETEK, Inc.	72,698	0.0
565	Armstrong World Industries, Inc.	90,304	0.1
472 (1)	Builders FirstSource, Inc.	88,014	0.1
784	BWX Technologies, Inc.	102,586	0.1
255 (1)	CACI International, Inc. - Class A	117,269	0.1
424	Carlisle Cos., Inc.	193,641	0.1
14,500	Carrier Global Corp.	1,121,865	0.7
301 (1)	Clean Harbors, Inc.	78,287	0.1
2,026 (1)	Core & Main, Inc. - Class A	98,362	0.1
801	Crane Co.	145,846	0.1
1,181	Cummins, Inc.	442,922	0.3
490	Curtiss-Wright Corp.	183,079	0.1
2,988	Delta Air Lines, Inc.	190,694	0.1
1,999	Donaldson Co., Inc.	156,022	0.1
638	Dover Corp.	131,364	0.1
499	EMCOR Group, Inc.	254,550	0.2
652	Esab Corp.	84,160	0.1
908 (1)	Everus Construction Group, Inc.	57,803	0.0
816	Expeditors International of Washington, Inc.	99,258	0.1
2,056	Ferguson Enterprises, Inc.	443,952	0.3
1,637	Flowserve Corp.	99,890	0.1
1,046	Fortive Corp.	82,979	0.1
804	Fortune Brands Innovations, Inc.	62,953	0.0
7,811 (1)	FTI Consulting, Inc.	1,581,884	1.0
3,073 (1)	Gates Industrial Corp. PLC	68,098	0.0
40,150	Genpact Ltd.	1,853,324	1.2
900	Graco, Inc.	81,972	0.1
697	Howmet Aerospace, Inc.	82,511	0.1
1,507	Hubbell, Inc.	693,356	0.4
919	Huntington Ingalls Industries, Inc.	181,889	0.1
369	IDEX Corp.	85,103	0.1
1,163	Ingersoll Rand, Inc.	121,150	0.1
1,521	ITT, Inc.	237,459	0.2
1,567	Jacobs Solutions, Inc.	221,307	0.1
9,462	JB Hunt Transport Services, Inc.	1,789,359	1.1
850 (1)	Kirby Corp.	107,534	0.1
29,550	Knight-Swift Transportation Holdings, Inc.	1,754,088	1.1
204	L3Harris Technologies, Inc.	50,235	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,066	Landstar System, Inc.	$1,313,711	0.8
8,321	Leidos Holdings, Inc.	1,376,293	0.9
5,279	Lincoln Electric Holdings, Inc.	1,153,356	0.7
9,728	ManpowerGroup, Inc.	626,191	0.4
3,565	Masco Corp.	287,196	0.2
402 (1)	MasTec, Inc.	57,912	0.0
3,632	MDU Resources Group, Inc.	72,785	0.0
11,900 (1)	Middleby Corp.	1,706,341	1.1
759	MSC Industrial Direct Co., Inc. - Class A	65,183	0.0
187	Nordson Corp.	48,805	0.0
873	nVent Electric PLC	68,365	0.0
1,812	Oshkosh Corp.	205,861	0.1
1,047	Otis Worldwide Corp.	107,820	0.1
1,855	Owens Corning	381,425	0.2
769 (1)	Parsons Corp.	73,755	0.0
1,490	Pentair PLC	162,395	0.1
293	Quanta Services, Inc.	100,944	0.1
7,400	Regal Rexnord Corp.	1,278,054	0.8
3,450	Republic Services, Inc.	753,135	0.5
1,492	Robert Half International, Inc.	111,318	0.1
386	Rockwell Automation, Inc.	113,924	0.1
1,030	Ryder System, Inc.	173,905	0.1
908	Science Applications International Corp.	112,819	0.1
895	Simpson Manufacturing Co., Inc.	168,618	0.1
979	Snap-on, Inc.	361,927	0.2
4,419	Southwest Airlines Co.	142,999	0.1
1,325	Tetra Tech, Inc.	55,001	0.0
21,452	Textron, Inc.	1,836,935	1.2
11,400	TransUnion	1,157,100	0.7
138	United Rentals, Inc.	119,508	0.1
4,339	Vestis Corp.	69,771	0.0
339 (2)	Watsco, Inc.	186,992	0.1
724	Westinghouse Air Brake Technologies Corp.	145,249	0.1
383	Woodward, Inc.	69,063	0.0
7,075	Xylem, Inc.	896,756	0.6
		31,332,757	19.9

	Information Technology: 8.3%
15,314 (1)	Akamai Technologies, Inc.	1,439,822	0.9
771	Amdocs Ltd.	66,861	0.0
190	CDW Corp.	33,427	0.0
1,110 (1)	Ciena Corp.	77,389	0.1
667 (1)	Cirrus Logic, Inc.	69,668	0.0
2,332	Cognizant Technology Solutions Corp. - Class A	187,703	0.1
3,914 (1)	Dropbox, Inc. - Class A	108,261	0.1
550 (1)	Euronet Worldwide, Inc.	57,822	0.0
752 (1)	F5, Inc.	188,263	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
21,200 (1)	Flex Ltd.	$826,164	0.5
4,005	Gen Digital, Inc.	123,554	0.1
6,800 (1)	Globant SA	1,548,768	1.0
5,838	Hewlett Packard Enterprise Co.	123,882	0.1
1,653	HP, Inc.	58,566	0.0
1,951	Jabil, Inc.	265,004	0.2
450	Jack Henry & Associates, Inc.	79,281	0.1
1,403	Juniper Networks, Inc.	50,396	0.0
1,136 (1)	Keysight Technologies, Inc.	194,074	0.1
445	Microchip Technology, Inc.	30,336	0.0
12,000	MKS Instruments, Inc.	1,363,680	0.9
1,775	Motorola Solutions, Inc.	886,968	0.6
802	NetApp, Inc.	98,357	0.1
18,000 (1)	ON Semiconductor Corp.	1,280,160	0.8
672	Paychex, Inc.	98,293	0.1
527 (1)	Qorvo, Inc.	36,389	0.0
1,463	Skyworks Solutions, Inc.	128,144	0.1
871	TD SYNNEX Corp.	103,640	0.1
125 (1)	Teledyne Technologies, Inc.	60,658	0.0
23,200 (1)	Trimble, Inc.	1,692,904	1.1
1,868	Vontier Corp.	73,338	0.0
14,257	Western Union Co.	156,970	0.1
3,725 (1)	Zebra Technologies Corp. - Class A	1,516,075	1.0
		13,024,817	8.3

	Materials: 12.4%
9,234	Amcor PLC	98,250	0.1
9,342	AptarGroup, Inc.	1,615,792	1.0
5,581	Avery Dennison Corp.	1,149,407	0.7
44,800 (1)	Axalta Coating Systems Ltd.	1,812,608	1.2
1,198	Ball Corp.	74,468	0.0
769	Berry Global Group, Inc.	55,606	0.0
1,223	Celanese Corp.	89,536	0.1
18,699	CF Industries Holdings, Inc.	1,676,552	1.1
26,796	Crown Holdings, Inc.	2,467,644	1.6
1,328	Dow, Inc.	58,711	0.0
1,086	DuPont de Nemours, Inc.	90,779	0.1
199	Eagle Materials, Inc.	61,475	0.0
1,306	Eastman Chemical Co.	136,764	0.1
15,250	Franco-Nevada Corp.	1,869,955	1.2
3,103	Graphic Packaging Holding Co.	93,369	0.1
3,994	International Paper Co.	234,967	0.1
837	LyondellBasell Industries NV - Class A	69,755	0.0
194	Martin Marietta Materials, Inc.	116,400	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
355	NewMarket Corp.	$189,414	0.1
1,506	Nucor Corp.	232,963	0.1
8,276	Packaging Corp. of America	2,059,483	1.3
389	PPG Industries, Inc.	48,380	0.0
829	Reliance Steel & Aluminum Co.	266,308	0.2
486	Royal Gold, Inc.	71,082	0.0
13,051	RPM International, Inc.	1,811,218	1.2
21,700	Smurfit WestRock PLC	1,193,934	0.8
982	Sonoco Products Co.	50,946	0.0
1,751	Steel Dynamics, Inc.	254,368	0.2
275	Vulcan Materials Co.	79,236	0.1
11,200	Westlake Corp.	1,438,080	0.9
		19,467,450	12.4

	Real Estate: 7.6%
9,150	Alexandria Real Estate Equities, Inc.	1,008,605	0.6
298	AvalonBay Communities, Inc.	70,134	0.1
16,000	Camden Property Trust	2,012,800	1.3
1,263 (1)	CBRE Group, Inc. - Class A	176,807	0.1
1,698	CubeSmart	84,153	0.1
17,500	Equity LifeStyle Properties, Inc.	1,248,275	0.8
782	Equity Residential	59,948	0.0
189	Essex Property Trust, Inc.	58,677	0.0
285	Extra Space Storage, Inc.	48,724	0.0
7,025	Host Hotels & Resorts, Inc.	129,400	0.1
15,227	Lamar Advertising Co. - Class A	2,040,723	1.3
13,100	Lineage, Inc.	830,802	0.5
52,278	National Retail Properties, Inc.	2,299,186	1.5
7,400	SBA Communications Corp.	1,674,250	1.1
280	Simon Property Group, Inc.	51,408	0.0
2,149	VICI Properties, Inc.	70,079	0.1
1,645	Weyerhaeuser Co.	53,068	0.0
767	WP Carey, Inc.	43,765	0.0
		11,960,804	7.6

	Utilities: 5.4%
2,880	AES Corp.	37,555	0.0
44,961	Alliant Energy Corp.	2,841,535	1.8
713	Ameren Corp.	67,300	0.0
11,450	American Water Works Co., Inc.	1,567,963	1.0
1,475	Atmos Energy Corp.	223,197	0.1
4,037	CenterPoint Energy, Inc.	131,687	0.1
1,680	CMS Energy Corp.	117,113	0.1
1,144	Consolidated Edison, Inc.	115,075	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
626	DTE Energy Co.	$78,738	0.0
1,476	Edison International	129,519	0.1
2,074	Entergy Corp.	323,897	0.2
1,426	Evergy, Inc.	92,162	0.1
2,152	Exelon Corp.	85,133	0.1
1,836	FirstEnergy Corp.	78,122	0.0
2,298	National Fuel Gas Co.	147,003	0.1
3,936	NiSource, Inc.	149,922	0.1
1,221	NRG Energy, Inc.	124,066	0.1
2,550	OGE Energy Corp.	112,098	0.1
811	Pinnacle West Capital Corp.	75,991	0.0
3,569	PPL Corp.	124,665	0.1
2,568	Public Service Enterprise Group, Inc.	242,163	0.2
876	WEC Energy Group, Inc.	88,520	0.1
20,657	Xcel Energy, Inc.	1,498,872	0.9
		8,452,296	5.4
	Total Common Stock (Cost $131,886,767)	155,104,438	98.6

EXCHANGE-TRADED FUNDS: 0.2%
2,645	iShares Russell Mid- Cap ETF	252,519	0.2
	Total Exchange-Traded Funds (Cost $249,901)	252,519	0.2
OTHER(3): —%
	Communication Services: —%
1,308 (4)(5)	GCI Liberty, Inc. - Class A	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $132,136,668)	155,356,957	98.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.0%
1,135 (6)	RBC Dominion Securities, Inc., Repurchase Agreement dated 11/29/2024, 4.590%, due 12/02/2024 (Repurchase Amount $1,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,158, due 12/05/24-11/15/54)	$1,135	0.0
	Total Repurchase Agreements (Cost $1,135)	1,135	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,753,532 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $1,753,532)	$1,753,532	1.1
	Total Short-Term Investments (Cost $1,754,667)	1,754,667	1.1
	Total Investments in Securities (Cost $133,891,335)	$157,111,624	99.9
	Assets in Excess of Other Liabilities	121,911	0.1
	Net Assets	$157,233,535	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of November 30, 2024, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$155,104,438	$—	$—	$155,104,438
Exchange-Traded Funds	252,519	—	—	252,519
Short-Term Investments	1,753,532	1,135	—	1,754,667
Total Investments, at fair value	$157,110,489	$1,135	$—	$157,111,624

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$47,388	$—	$(46,152)	$(1,236)	$—	$—	$(1,685)	$—
	$47,388	$—	$(46,152)	$(1,236)	$—	$—	$(1,685)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $134,239,003.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,991,936
Gross Unrealized Depreciation	(4,119,316)
Net Unrealized Appreciation	$22,872,620

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.6%
	Consumer Discretionary: 14.0%
408,521	Camping World Holdings, Inc. - Class A	$9,984,253	0.7
235,352	Century Communities, Inc.	21,266,407	1.6
148,677	Churchill Downs, Inc.	21,128,488	1.6
102,242 (1)	Five Below, Inc.	9,477,833	0.7
1,323,144 (1)	Genius Sports Ltd.	13,284,366	1.0
46,790	Installed Building Products, Inc.	10,702,745	0.8
115,399 (1)	Kura Sushi USA, Inc. - Class A	12,338,461	0.9
341,422 (1)	Lovesac Co.	12,878,438	1.0
181,906 (1)	Modine Manufacturing Co.	24,701,016	1.8
85,269	Patrick Industries, Inc.	11,459,301	0.9
329,960 (1)	Skyline Champion Corp.	34,226,751	2.5
170,320 (1)	Sweetgreen, Inc. - Class A	6,979,713	0.5
		188,427,772	14.0

	Energy: 2.9%
1,651,514 (1)	Helix Energy Solutions Group, Inc.	17,654,685	1.3
503,519	Northern Oil and Gas, Inc.	21,898,041	1.6
		39,552,726	2.9

	Financials: 4.4%
163,016	Moelis & Co. - Class A	12,548,972	0.9
66,180	Piper Sandler Cos.	22,699,078	1.7
259,608	Western Alliance Bancorp	24,301,905	1.8
		59,549,955	4.4

	Health Care: 19.5%
1,085,260 (1)	Adaptive Biotechnologies Corp.	6,446,444	0.5
120,843 (1)	Addus HomeCare Corp.	14,844,354	1.1
278,980 (1)	ADMA Biologics, Inc.	5,610,288	0.4
209,696 (1)	Alkermes PLC	6,085,378	0.5
392,596 (1)	Amicus Therapeutics, Inc.	3,918,108	0.3
45,921 (1)	Arcellx, Inc.	4,044,262	0.3
126,737 (1)	Avidity Biosciences, Inc.	5,453,493	0.4
43,571 (1)	Axsome Therapeutics, Inc.	4,279,544	0.3
131,869 (1)	Biohaven Ltd.	6,067,293	0.4
384,684 (1)	BioLife Solutions, Inc.	10,567,269	0.8
176,633	Bio-Techne Corp.	13,311,063	1.0
77,602 (1)	Blueprint Medicines Corp.	7,479,281	0.6
293,265	Concentra Group Holdings Parent, Inc.	6,399,042	0.5
106,333 (1)	Corcept Therapeutics, Inc.	6,133,287	0.5
57,539 (1)	CorMedix, Inc.	567,335	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
168,939 (1)	Crinetics Pharmaceuticals, Inc.	$9,663,311	0.7
92,456 (1)	Dyne Therapeutics, Inc.	2,830,078	0.2
130,655 (1)	Edgewise Therapeutics, Inc.	4,311,615	0.3
231,962 (1)	Establishment Labs Holdings, Inc.	10,644,736	0.8
72,181 (1)	Glaukos Corp.	10,368,801	0.8
120,764 (1)	Haemonetics Corp.	10,563,227	0.8
152,931 (1)	Halozyme Therapeutics, Inc.	7,371,274	0.5
105,968 (1)	Ideaya Biosciences, Inc.	2,899,284	0.2
170,492 (1)	Insmed, Inc.	12,814,179	0.9
63,805 (1)	Keros Therapeutics, Inc.	3,684,101	0.3
28,280 (1)	Krystal Biotech, Inc.	5,583,038	0.4
94,051 (1)	Merit Medical Systems, Inc.	9,771,899	0.7
77,814 (1)	Natera, Inc.	13,055,633	1.0
39,809 (1)	Nuvalent, Inc. - Class A	3,848,734	0.3
43,948 (1)	Penumbra, Inc.	10,728,586	0.8
122,442 (1)	Revolution Medicines, Inc.	7,083,270	0.5
363,415	Select Medical Holdings Corp.	7,671,691	0.6
92,770 (1)	SpringWorks Therapeutics, Inc.	3,848,100	0.3
123,028 (1)	TG Therapeutics, Inc.	4,281,374	0.3
79,538 (1)	Twist Bioscience Corp.	3,911,679	0.3
129,839 (1)	Vaxcyte, Inc.	12,249,011	0.9
89,903 (1)	Vera Therapeutics, Inc.	4,472,674	0.3
		262,862,736	19.5

	Industrials: 22.8%
119,761	Albany International Corp. - Class A	9,928,187	0.7
61,069	Arcosa, Inc.	6,634,536	0.5
77,393	Atkore, Inc.	7,298,934	0.5
23,471 (1)	CACI International, Inc. - Class A	10,793,844	0.8
92,064 (1)	Casella Waste Systems, Inc. - Class A	10,422,565	0.8
191,640 (1)	CECO Environmental Corp.	6,142,062	0.5
59,266 (1)	Clean Harbors, Inc.	15,414,494	1.1
172,289 (1)	Construction Partners, Inc. - Class A	17,506,285	1.3
170,001	Flowserve Corp.	10,373,461	0.8
213,722	FTAI Aviation Ltd.	36,080,548	2.7
113,158	Granite Construction, Inc.	11,244,510	0.8
237,009	H&E Equipment Services, Inc.	14,158,918	1.0
251,341	Helios Technologies, Inc.	13,150,161	1.0
98,342	Herc Holdings, Inc.	22,815,344	1.7
136,236	John Bean Technologies Corp.	17,168,461	1.3

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
122,350 (1)	Kirby Corp.	$15,478,499	1.1
371,052 (1)	Kratos Defense & Security Solutions, Inc.	10,051,799	0.7
92,229 (1)	MYR Group, Inc.	14,562,959	1.1
502,601 (1)	NV5 Global, Inc.	10,936,598	0.8
27,581 (1)	Saia, Inc.	15,695,795	1.2
84,181 (1)	SiteOne Landscape Supply, Inc.	12,900,738	1.0
160,971	VSE Corp.	18,875,459	1.4
		307,634,157	22.8

	Information Technology: 27.4%
294,771 (1)	ACI Worldwide, Inc.	16,748,888	1.2
121,962 (1)	Agilysys, Inc.	16,379,497	1.2
1,064,212 (1)	Applied Digital Corp.	10,748,541	0.8
144,799 (1)	Astera Labs, Inc.	14,950,497	1.1
969,906 (1)	Couchbase, Inc.	19,892,772	1.5
44,019 (1)	CyberArk Software Ltd.	14,240,587	1.1
642,249 (1)	ExlService Holdings, Inc.	29,774,664	2.2
268,769 (1)	Gitlab, Inc. - Class A	17,134,024	1.3
105,447 (1)	Globant SA	24,016,609	1.8
197,778 (1)	JFrog Ltd.	6,160,785	0.5
239,185 (1)	Lattice Semiconductor Corp.	13,573,749	1.0
92,088	Littelfuse, Inc.	22,715,347	1.7
161,734 (1)	Lumentum Holdings, Inc.	14,066,006	1.1
349,013 (1)	Marathon Digital Holdings, Inc.	9,569,936	0.7
60,591 (1)	Onto Innovation, Inc.	9,947,830	0.7
266,406 (1)	Procore Technologies, Inc.	21,632,167	1.6
108,427 (1)	Q2 Holdings, Inc.	11,356,644	0.8
396,950 (1)	Rambus, Inc.	22,947,679	1.7
730,268 (1)	SentinelOne, Inc. - Class A	20,410,991	1.5
64,451 (1)	SiTime Corp.	13,688,103	1.0
62,393 (1)	SPS Commerce, Inc.	12,046,217	0.9
323,165 (1)	Tower Semiconductor Ltd.	15,230,766	1.1
343,190 (1)	Weave Communications, Inc.	4,691,407	0.4
320,210 (1)	Zeta Global Holdings Corp. - Class A	6,820,473	0.5
		368,744,179	27.4

	Materials: 4.6%
101,535	Carpenter Technology Corp.	19,701,852	1.5
203,752	HB Fuller Co.	15,666,491	1.2
91,907	Innospec, Inc.	10,901,089	0.8
307,082 (1)	Summit Materials, Inc. - Class A	15,642,757	1.1
		61,912,189	4.6
	Total Common Stock (Cost $978,651,070)	1,288,683,714	95.6
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.3%
183,918	SPDR S&P Biotech ETF	$18,321,911	1.3
	Total Exchange-Traded Funds (Cost $14,959,646)	18,321,911	1.3
	Total Long-Term Investments (Cost $993,610,716)	1,307,005,625	96.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
40,733,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $40,733,000)	$40,733,000	3.0
	Total Short-Term Investments (Cost $40,733,000)	40,733,000	3.0
	Total Investments in Securities (Cost $1,034,343,716)	$1,347,738,625	99.9
	Assets in Excess of Other Liabilities	723,652	0.1
	Net Assets	$1,348,462,277	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,288,683,714	$—	$—	$1,288,683,714
Exchange-Traded Funds	18,321,911	—	—	18,321,911
Short-Term Investments	40,733,000	—	—	40,733,000
Total Investments, at fair value	$1,347,738,625	$—	$—	$1,347,738,625

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,053,524,517.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$309,594,265
Gross Unrealized Depreciation	(15,380,495)
Net Unrealized Appreciation	$294,213,770

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Small Cap Growth Fund, and Voya Multi-Manager Mid Cap Value Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, sub-adviser to each Fund, and Victory Capital Management Inc., a sub-adviser to Voya Multi-Manager Mid Cap Value Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. With respect to the Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Large-Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the one-year, three-year and ten-year periods, and the third quintile for the five-year period; and (2) the Fund underperformed its primary benchmark for all periods presented with the exception

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Large Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date, five-year and ten-year periods, and the third quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.

Voya MidCap Opportunities Fund

In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year, five-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Multi-Manager Mid Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the one-year period, and the fourth quintile for the three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the recent changes of one of the Sub-Advisers in March 2023 and its continued evaluation of the change.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Small Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Small Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and ten-year periods and the second quintile for the year-to-date and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163312 (1124)

Semi-Annual Report and Other Information

November 30, 2024

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund
■	Voya Small Company Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$1,128,022,169	$186,167,402
Short-term investments at fair value†	7,963,000	3,149,441
Cash	72,661	16,699
Cash collateral for futures contracts	415,996	–
Receivables:
Fund shares sold	140,066	69,329
Dividends	2,185,844	119,833
Interest	91	32
Foreign tax reclaims	–	13,852
Variation margin on futures contracts	51,099	–
Prepaid expenses	82,138	68,670
Reimbursement due from Investment Adviser	84,783	9,524
Other assets	55,711	27,751
Total assets	1,139,073,558	189,642,533
LIABILITIES:
Payable for fund shares redeemed	367,956	14,556
Payable upon receipt of securities loaned	–	2,492,441
Payable for investment management fees	425,957	114,979
Payable for distribution and shareholder service fees	172,023	7,721
Payable to trustees under the deferred compensation plan (Note 6)	55,711	27,751
Payable for trustee fees	2,661	504
Other accrued expenses and liabilities	215,486	164,748
Total liabilities	1,239,794	2,822,700
NET ASSETS	$1,137,833,764	$186,819,833
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$550,248,616	$162,532,412
Total distributable earnings	587,585,148	24,287,421
NET ASSETS	$1,137,833,764	$186,819,833

+ Including securities loaned at value	$–	$2,391,418
* Cost of investments in securities	$586,282,708	$185,288,941
† Cost of short-term investments	$7,963,000	$3,149,441

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)(continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund

Class A
Net assets	$553,397,918	$33,853,356
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	20,577,102	2,559,005
Net asset value and redemption price per share†	$26.89	$13.23
Maximum offering price per share (5.75%)(1)	$28.53	$14.04

Class C
Net assets	$41,250,749	$1,133,384
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,546,378	140,791
Net asset value and redemption price per share†	$26.68	$8.05

Class I
Net assets	$426,463,276	$60,782,503
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	15,800,004	3,424,632
Net asset value and redemption price per share	$26.99	$17.75

Class R
Net assets	$91,354,741	$90,815
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,437,060	6,899
Net asset value and redemption price per share	$26.58	$13.16

Class R6
Net assets	$11,728,319	$62,712,559
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	434,201	3,517,651
Net asset value and redemption price per share	$27.01	$17.83

Class W
Net assets	$13,638,761	$28,247,216
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	503,117	1,592,764
Net asset value and redemption price per share	$27.11	$17.73

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,272,932	$1,870,675
Interest	14,491	1,385
Securities lending income, net	—	102,114
Other	2,721	543
Total investment income	12,290,144	1,974,717
EXPENSES:
Investment management fees	2,508,735	758,121
Distribution and shareholder service fees:
Class A	651,569	39,024
Class C	198,210	5,435
Class R	213,903	205
Transfer agent fees:
Class A	220,848	15,797
Class C	16,794	549
Class I	134,026	13,828
Class R	36,251	42
Class R6	284	425
Class W	5,182	13,783
Shareholder reporting expense	24,804	1,414
Registration fees	57,532	46,582
Professional fees	50,593	4,068
Custody and accounting expense	27,710	8,700
Trustee fees	13,303	2,522
Licensing fee (Note 7)	99,987	—
Miscellaneous expense	34,814	2,731
Interest expense	3,196	2,111
Total expenses	4,297,741	915,337
Waived and reimbursed fees	(421,337)	(693)
Net expenses	3,876,404	914,644
Net investment income	8,413,740	1,060,073
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,255,589	19,195,752
Futures	1,399,255	—
Net realized gain	22,654,844	19,195,752
Net change in unrealized appreciation (depreciation) on:
Investments	122,976,778	13,185,786
Foreign currency related transactions	—	(130)
Futures	(6,023)	—
Net change in unrealized appreciation (depreciation)	122,970,755	13,185,656
Net realized and unrealized gain	145,625,599	32,381,408
Increase in net assets resulting from operations	$154,039,339	$33,441,481
* Foreign taxes withheld	$—	$17,548

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$8,413,740	$16,094,349	$1,060,073	$1,845,322
Net realized gain	22,654,844	55,082,019	19,195,752	15,133,312
Net change in unrealized appreciation (depreciation)	122,970,755	117,896,993	13,185,656	12,715,970
Increase in net assets resulting from operations	154,039,339	189,073,361	33,441,481	29,694,604

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(19,856,407)	—	(77,784)
Class C	—	(1,596,819)	—	—
Class I	—	(14,540,284)	—	(186,700)
Class R	—	(3,063,289)	—	—
Class R6	—	(584,462)	—	(391,252)
Class W	—	(582,470)	—	(39,757)
Total distributions	—	(40,223,731)	—	(695,493)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	91,125,208	246,552,322	11,077,693	74,720,745
Reinvestment of distributions	—	37,090,642	—	681,743
	91,125,208	283,642,964	11,077,693	75,402,488
Cost of shares redeemed	(117,884,882)	(215,906,826)	(64,553,629)	(66,551,374)
Net increase (decrease) in net assets resulting from capital share transactions	(26,759,674)	67,736,138	(53,475,936)	8,851,114
Net increase (decrease) in net assets	127,279,665	216,585,768	(20,034,455)	37,850,225

NET ASSETS:
Beginning of year or period	1,010,554,099	793,968,331	206,854,288	169,004,063
End of year or period	$1,137,833,764	$1,010,554,099	$186,819,833	$206,854,288

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Corporate Leaders® 100 Fund
Class A
11-30-24+	23.28	0.19	•	3.42	3.61	—	—	—	—	—	26.89	15.51	0.86	0.81	0.81	1.49	553,398	11
05-31-24	19.79	0.37	•	4.07	4.44	0.34	0.61	—	0.95	—	23.28	22.92	0.86	0.81	0.81	1.70	497,913	24
05-31-23	20.76	0.34	•	(0.21)	0.13	0.33	0.77	—	1.10	—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29	•	(0.31)	(0.02)	0.28	1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31	•	7.79	8.10	0.40	4.49	—	4.89	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
05-31-20	20.14	0.36	•	0.86	1.22	0.38	1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
Class C
11-30-24+	23.15	0.12	•	3.41	3.53	—	—	—	—	—	26.68	15.25	1.61	1.31	1.31	0.99	41,251	11
05-31-24	19.66	0.26	•	4.03	4.29	0.19	0.61	—	0.80	—	23.15	22.26	1.61	1.31	1.31	1.20	39,073	24
05-31-23	20.61	0.23	•	(0.20)	0.03	0.21	0.77	—	0.98	—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17	•	(0.31)	(0.14)	0.14	1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19	•	7.73	7.92	0.25	4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
05-31-20	20.01	0.24	•	0.86	1.10	0.27	1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
Class I
11-30-24+	23.33	0.23	•	3.43	3.66	—	—	—	—	—	26.99	15.69	0.60	0.49	0.49	1.81	426,463	11
05-31-24	19.83	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.33	23.30	0.60	0.49	0.49	2.02	366,733	24
05-31-23	20.80	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37	•	(0.32)	0.05	0.35	1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38	•	7.80	8.18	0.46	4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
05-31-20	20.15	0.43	•	0.87	1.30	0.45	1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
Class R
11-30-24+	23.04	0.15	•	3.39	3.54	—	—	—	—	—	26.58	15.37	1.11	1.06	1.06	1.24	91,355	11
05-31-24	19.59	0.31	•	4.03	4.34	0.28	0.61	—	0.89	—	23.04	22.63	1.11	1.06	1.06	1.45	81,768	24
05-31-23	20.57	0.28	•	(0.21)	0.07	0.28	0.77	—	1.05	—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23	•	(0.32)	(0.09)	0.21	1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24	•	7.73	7.97	0.32	4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
05-31-20	20.01	0.30	•	0.85	1.15	0.32	1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
Class R6
11-30-24+	23.34	0.22	•	3.45	3.67	—	—	—	—	—	27.01	15.72	0.53	0.48	0.48	1.80	11,728	11
05-31-24	19.84	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.34	23.27	0.54	0.48	0.48	2.00	13,489	24
05-31-23	20.81	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36	•	(0.31)	0.05	0.35	1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38	•	7.81	8.19	0.47	4.49	—	4.95	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
05-31-20	20.16	0.43	•	0.88	1.31	0.46	1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
Class W
11-30-24+	23.44	0.22	•	3.45	3.67	—	—	—	—	—	27.11	15.66	0.61	0.56	0.56	1.75	13,639	11
05-31-24	19.92	0.42	•	4.10	4.52	0.39	0.61	—	1.00	—	23.44	23.22	0.61	0.56	0.56	1.95	11,578	24
05-31-23	20.89	0.39	•	(0.21)	0.18	0.38	0.77	—	1.15	—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35	•	(0.32)	0.03	0.33	1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37	•	7.82	8.19	0.42	4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
05-31-20	20.18	0.40	•	0.90	1.30	0.44	1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
Voya Small Company Fund
Class A
11-30-24+	11.20	0.05	•	1.98	2.03	—	—	—	—	—	13.23	18.23	1.17	1.17	1.17	0.76	33,853	93
05-31-24	9.51	0.07	•	1.65	1.72	0.03	—	—	0.03	—	11.20	18.08	1.18	1.18	1.18	0.69	30,541	197
05-31-23	10.11	0.04	•	(0.61)	(0.57)	0.03	—	—	0.03	—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05	)•	(1.62)	(1.67)	—	3.80	—	3.80	—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital		Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)		($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Fund (continued)
Class A (continued)
05-31-21	9.86	(0.05	)•	5.77	5.72	—		—	—		—		—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
05-31-20	10.56	(0.02)		(0.67)	(0.69)	0.01		—	0.00	*	0.01		—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
Class C
11-30-24+	6.84	0.00	*•	1.21	1.21	—		—	—		—		—	8.05	17.86	1.92	1.92	1.92	0.02	1,133	93
05-31-24	5.84	(0.00	)*•	1.00	1.00	—		—	—		—		—	6.84	17.12	1.93	1.93	1.93	(0.06)	1,118	197
05-31-23	6.23	(0.02	)•	(0.37)	(0.39)	0.00	*	—	—		0.00	*	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314
05-31-22	11.22	(0.11	)•	(1.08)	(1.19)	—		3.80	—		3.80		—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10	)•	4.17	4.07	—		—	—		—		—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
05-31-20	7.71	(0.07	)•	(0.48)	(0.55)	0.01		—	0.00	*	0.01		—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
Class I
11-30-24+	15.00	0.08	•	2.67	2.75	—		—	—		—		—	17.75	18.41	0.87	0.86	0.86	1.06	60,783	93
05-31-24	12.73	0.14	•	2.19	2.33	0.06		—	—		0.06		—	15.00	18.38	0.87	0.87	0.87	1.00	56,201	197
05-31-23	13.51	0.08	•	(0.81)	(0.73)	0.05		—	—		0.05		—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02	)•	(2.09)	(2.11)	—		3.80	—		3.80		—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02	)•	7.19	7.17	—		0.02	—		0.02		—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
05-31-20	13.12	0.03		(0.83)	(0.80)	0.05		—	0.00	*	0.05		—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
Class R
11-30-24+	11.16	0.03	•	1.97	2.00	—		—	—		—		—	13.16	18.03	1.42	1.42	1.42	0.52	91	93
05-31-24	9.47	0.04	•	1.65	1.69	—		—	—		—		—	11.16	17.85	1.43	1.43	1.43	0.43	87	197
05-31-23	10.08	0.02	•	(0.62)	(0.60)	0.01		—	—		0.01		—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08	)•	(1.62)	(1.70)	—		3.80	—		3.80		—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08	)•	5.77	5.69	—		—	—		—		—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
05-31-20	10.55	(0.04	)•	(0.57)	(0.61)	0.05		—	0.00	*	0.05		—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
Class R6
11-30-24+	15.07	0.09	•	2.67	2.76	—		—	—		—		—	17.83	18.47	0.82	0.82	0.82	1.17	62,713	93
05-31-24	12.77	0.15	•	2.21	2.36	0.06		—	—		0.06		—	15.07	18.54	0.82	0.82	0.82	1.05	92,714	197
05-31-23	13.56	0.10	•	(0.83)	(0.73)	0.06		—	—		0.06		—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02	)•	(2.09)	(2.11)	—		3.80	—		3.80		—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01	)•	7.20	7.19	—		0.02	—		0.02		—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
05-31-20	13.13	0.04		(0.84)	(0.80)	0.03		—	0.00	*	0.03		—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
Class W
11-30-24+	14.99	0.08	•	2.66	2.74	—		—	—		—		—	17.73	18.36	0.92	0.92	0.92	1.01	28,247	93
05-31-24	12.71	0.14	•	2.18	2.32	0.04		—	—		0.04		—	14.99	18.26	0.93	0.93	0.93	0.96	26,194	197
05-31-23	13.49	0.08	•	(0.81)	(0.73)	0.05		—	—		0.05		—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03	)•	(2.09)	(2.12)	—		3.80	—		3.80		—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02	)•	7.18	7.16	—		0.02	—		0.02		—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143
05-31-20	13.09	0.07	•	(0.88)	(0.81)	0.01		—	0.00	*	0.01		—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has experienced a rising market interest rate environment, which may increase the Funds’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.

Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2024, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended November 30, 2024, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $7,440,950. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2024.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$117,974,634	$134,287,318
Small Company	187,372,965	240,189,165

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	As a Percentage of Average Daily Net Assets

Corporate Leaders®100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
Small Company	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C		Class R
Corporate Leaders® 100	0.25%	1.00%	(1)	0.50%
Small Company	0.25%	1.00%		0.50%

(1)	The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$19,556	$—
Small Company	354	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$956
Small Company	—	5

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment
Company	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	12.15%
Voya Solution 2035 Portfolio	Small Company	5.12
Voya Solution 2045 Portfolio	Small Company	5.21
Voya Solution Moderately Aggressive Portfolio	Small Company	6.62

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$84,872
Small Company	2,758

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
Small Company	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2025, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2025	2026	2027	Total
Corporate Leaders® 100	$551,480	$527,830	$442,139	$1,521,449
Small Company	—	172	—	172

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2024, are as follows:

	November 30,
	2025	2026	2027	Total
Corporate Leaders® 100
Class A	$130,803	$80,883	$14,167	$225,853
Class I	181,125	163,406	220,529	565,060
Class R6	435	479	547	1,461
Class W	4,250	2,342	356	6,948
Small Company
Class A	$8,739	$1,137	$17	$9,893
Class C	494	74	8	576
Class I	32,502	6,483	693	39,678
Class R	20	11	—	31
Class W	11,123	1,563	—	12,686

The Expense Limitation Agreement is contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the period ended November 30, 2024, as follows:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Corporate Leaders® 100	4	$4,684,500	6.14%
Small Company	9	1,416,889	5.96

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Corporate Leaders® 100
Class A
11/30/2024	462,478	—	—	(1,271,661)	—	(809,183)	11,407,965	—	—	(31,488,050)	—	(20,080,085)
5/31/2024	1,755,410	—	858,570	(2,353,245)	—	260,735	37,728,085	—	18,083,867	(50,979,790)	—	4,832,162
Class C
11/30/2024	85,227	—	—	(226,583)	—	(141,356)	2,113,645	—	—	(5,546,609)	—	(3,432,964)
5/31/2024	274,072	—	73,051	(1,064,229)	—	(717,106)	5,871,779	—	1,533,555	(22,765,708)	—	(15,360,374)
Class I
11/30/2024	2,809,177	—	—	(2,729,587)	—	79,590	69,650,732	—	—	(66,838,496)	—	2,812,236
5/31/2024	8,445,534	—	631,077	(5,655,747)	—	3,420,864	180,873,715	—	13,298,476	(122,458,959)	—	71,713,232
Class R
11/30/2024	144,396	—	—	(256,440)	—	(112,044)	3,535,005	—	—	(6,182,555)	—	(2,647,550)
5/31/2024	559,610	—	146,807	(519,347)	—	187,070	11,955,249	—	3,062,814	(11,101,752)	—	3,916,311
Class R6
11/30/2024	132,844	—	—	(276,495)	—	(143,651)	3,360,929	—	—	(7,037,625)	—	(3,676,696)
5/31/2024	309,008	—	25,221	(114,823)	—	219,406	6,726,238	—	531,728	(2,541,029)	—	4,716,937
Class W
11/30/2024	41,162	—	—	(32,039)	—	9,123	1,056,932	—	—	(791,547)	—	265,385
5/31/2024	155,553	—	27,403	(274,738)	—	(91,782)	3,397,256	—	580,202	(6,059,588)	—	(2,082,130)
Small Company
Class A
11/30/2024	25,360	—	—	(193,569)	—	(168,209)	323,350	—	—	(2,279,793)	—	(1,956,443)
5/31/2024	91,263	—	7,313	(424,518)	—	(325,942)	964,365	—	75,904	(4,466,072)	—	(3,425,803)

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Small Company (continued)
Class C
11/30/2024	9,691	—	—	(32,318)	—	(22,627)	72,274	—	—	(230,333)	—	(158,059)
5/31/2024	5,284	—	—	(77,971)	—	(72,687)	34,589	—	—	(508,548)	—	(473,959)
Class I
11/30/2024	99,263	—	—	(420,993)	—	(321,730)	1,596,753	—	—	(6,753,974)	—	(5,157,221)
5/31/2024	1,977,429	—	13,174	(1,031,965)	—	958,638	28,394,891	—	182,985	(14,576,053)	—	14,001,823
Class R
11/30/2024	829	—	—	(1,732)	—	(903)	9,256	—	—	(18,682)	—	(9,426)
5/31/2024	2,314	—	—	(4,584)	—	(2,270)	23,779	—	—	(48,061)	—	(24,282)
Class R6
11/30/2024	505,487	—	—	(3,141,919)	—	(2,636,432)	7,606,246	—	—	(51,240,026)	—	(43,633,780)
5/31/2024	1,338,410	—	27,462	(1,815,350)	—	(449,478)	18,948,757	—	383,097	(25,477,184)	—	(6,145,330)
Class W
11/30/2024	96,121	—	—	(250,321)	—	(154,200)	1,469,814	—	—	(4,030,821)	—	(2,561,007)
5/31/2024	1,881,672	—	2,862	(1,604,251)	—	280,283	26,354,364	—	39,757	(21,475,456)	—	4,918,665

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund's securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2024:

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$59,193	$(59,193)	$—
BofA Securities Inc	140,783	(140,783)	—
Citigroup Global Markets Inc.	394,207	(394,207)	—
HSBC Bank PLC	157,016	(157,016)	—
Jefferies LLC	656,469	(656,469)	—
Morgan Stanley & Co. LLC	500,355	(500,355)	—
Natixis Securities America LLC	395,394	(395,394)	—

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) INC	$88,001	$(88,001)	$—
Total	$2,391,418	$(2,391,418)	$—

(1)	Cash collateral with a fair value of $2,492,441 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$22,470,133	$17,753,598	$14,543,155	$30,217,880
Small Company	695,493	—	835,136	—

The tax-basis components of distributable earnings as of May 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss	Total Distributable
	Income	Capital Gains	(Depreciation)	Carryforward	Earnings/(Loss)
Corporate Leaders® 100	$15,473,496	$25,761,581	$392,310,732	$—	$433,545,809
Small Company	5,185,517	—	(14,339,577)	—	(9,154,060)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Funds' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the Funds declared and paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.3948	December 13, 2024	December 11, 2024
Class C	NII	$0.2597	December 13, 2024	December 11, 2024
Class I	NII	$0.4721	December 13, 2024	December 11, 2024
Class R	NII	$0.3354	December 13, 2024	December 11, 2024
Class R6	NII	$0.4780	December 13, 2024	December 11, 2024
Class W	NII	$0.4567	December 13, 2024	December 11, 2024
All Classes	STCG	$0.2568	December 13, 2024	December 11, 2024
All Classes	LTCG	$1.0209	December 13, 2024	December 11, 2024
Small Company
Class A	NII	$0.2432	December 13, 2024	December 11, 2024
Class C	NII	$0.1971	December 13, 2024	December 11, 2024
Class I	NII	$0.2794	December 13, 2024	December 11, 2024
Class R	NII	$0.2117	December 13, 2024	December 11, 2024
Class R6	NII	$0.2876	December 13, 2024	December 11, 2024
Class W	NII	$0.2684	December 13, 2024	December 11, 2024
All Classes	STCG	$1.4946	December 13, 2024	December 11, 2024
All Classes	LTCG	$0.1512	December 13, 2024	December 11, 2024

NII – Net investment income

STCG – Short-term capital gain

LTCG – Long-term capital gain

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 9.4%
64,975	Alphabet, Inc. - Class C	$11,077,588	1.0
490,396	AT&T, Inc.	11,357,571	1.0
32,921 (1)	Charter Communications, Inc. - Class A	13,068,485	1.1
257,917	Comcast Corp. - Class A	11,139,435	1.0
18,930	Meta Platforms, Inc. - Class A	10,871,878	1.0
15,183 (1)	Netflix, Inc.	13,464,436	1.2
52,342	T-Mobile US, Inc.	12,925,334	1.1
239,245	Verizon Communications, Inc.	10,608,123	0.9
111,860	Walt Disney Co.	13,140,194	1.1
		107,653,044	9.4
	Consumer Discretionary: 11.1%
57,134 (1)	Amazon.com, Inc.	11,877,587	1.0
2,529	Booking Holdings, Inc.	13,155,808	1.2
996,259	Ford Motor Co.	11,088,363	1.0
231,061	General Motors Co.	12,844,681	1.1
26,880	Home Depot, Inc.	11,535,014	1.0
40,203	Lowe’s Cos., Inc.	10,952,503	1.0
35,364	McDonald’s Corp.	10,468,098	0.9
120,077	NIKE, Inc. - Class B	9,458,465	0.8
110,309	Starbucks Corp.	11,302,260	1.0
69,209	Target Corp.	9,157,043	0.8
41,233 (1)	Tesla, Inc.	14,231,982	1.3
		126,071,804	11.1
	Consumer Staples: 9.5%
210,376	Altria Group, Inc.	12,147,110	1.1
149,599	Coca-Cola Co.	9,586,304	0.8
103,605	Colgate-Palmolive Co.	10,011,351	0.9
12,128	Costco Wholesale Corp.	11,786,961	1.0
303,639	Kraft Heinz Co.	9,707,339	0.9
144,740	Mondelez International, Inc. - Class A	9,400,863	0.8
63,174	PepsiCo, Inc.	10,325,790	0.9
89,038	Philip Morris International, Inc.	11,847,396	1.0
61,882	Procter & Gamble Co.	11,092,968	1.0
134,616	Walmart, Inc.	12,451,980	1.1
		108,358,062	9.5
	Energy: 3.0%
73,817	Chevron Corp.	11,953,187	1.0
102,556	ConocoPhillips	11,110,917	1.0
92,728	Exxon Mobil Corp.	10,938,195	1.0
		34,002,299	3.0
	Financials: 16.6%
39,621	American Express Co.	12,071,726	1.1
146,437	American International Group, Inc.	11,258,077	1.0
272,580	Bank of America Corp.	12,950,276	1.1
149,787	Bank of New York Mellon Corp.	12,263,062	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,475 (1)	Berkshire Hathaway, Inc. - Class B	$11,338,894	1.0
11,363	Blackrock, Inc.	11,622,076	1.0
72,035	Capital One Financial Corp.	13,831,440	1.2
166,714	Charles Schwab Corp.	13,797,251	1.2
173,585	Citigroup, Inc.	12,301,969	1.1
21,543	Goldman Sachs Group, Inc.	13,110,424	1.1
51,020	JPMorgan Chase & Co.	12,740,714	1.1
130,210	MetLife, Inc.	11,488,428	1.0
103,157	Morgan Stanley	13,576,493	1.2
236,141	US Bancorp	12,583,954	1.1
192,123	Wells Fargo & Co.	14,634,009	1.3
		189,568,793	16.6
	Health Care: 12.8%
95,522	Abbott Laboratories	11,345,148	1.0
55,134	AbbVie, Inc.	10,085,663	0.9
33,283	Amgen, Inc.	9,414,762	0.8
210,955	Bristol-Myers Squibb Co.	12,492,755	1.1
174,970	CVS Health Corp.	10,471,954	0.9
38,991	Danaher Corp.	9,345,753	0.8
12,235	Eli Lilly & Co.	9,731,107	0.9
128,450	Gilead Sciences, Inc.	11,891,901	1.1
66,541	Johnson & Johnson	10,314,520	0.9
120,238	Medtronic PLC	10,405,397	0.9
94,466	Merck & Co., Inc.	9,601,524	0.8
369,188	Pfizer, Inc.	9,676,417	0.9
17,479	Thermo Fisher Scientific, Inc.	9,257,403	0.8
18,458	UnitedHealth Group, Inc.	11,263,072	1.0
		145,297,376	12.8
	Industrials: 12.7%
78,221	3M Co.	10,444,850	0.9
68,703 (1)	Boeing Co.	10,679,194	0.9
27,461	Caterpillar, Inc.	11,152,187	1.0
25,693	Deere & Co.	11,970,369	1.0
98,330	Emerson Electric Co.	13,038,558	1.1
40,141	FedEx Corp.	12,149,477	1.1
35,784	General Dynamics Corp.	10,163,014	0.9
57,934	General Electric Co.	10,553,257	0.9
51,725	Honeywell International, Inc.	12,048,304	1.1
18,442	Lockheed Martin Corp.	9,763,379	0.9
89,208	Raytheon Technologies Corp.	10,868,211	1.0
43,976	Union Pacific Corp.	10,759,168	0.9
79,992	United Parcel Service, Inc. - Class B	10,856,514	1.0
		144,446,482	12.7
	Information Technology: 17.6%
30,711	Accenture PLC - Class A	11,128,745	1.0

See Accompanying Notes to Financial Statements

19

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
20,833 (1)	Adobe, Inc.	$10,748,370	0.9
65,346 (1)	Advanced Micro Devices, Inc.	8,963,837	0.8
47,148	Apple, Inc.	11,189,635	1.0
62,190	Broadcom, Inc.	10,079,755	0.9
202,560	Cisco Systems, Inc.	11,993,578	1.1
449,171	Intel Corp.	10,802,563	0.9
48,632	International Business Machines Corp.	11,059,403	1.0
17,350	Intuit, Inc.	11,134,015	1.0
21,756	Mastercard, Inc. - Class A	11,594,643	1.0
25,091	Microsoft Corp.	10,625,035	0.9
88,465	NVIDIA Corp.	12,230,286	1.1
63,646	Oracle Corp.	11,764,327	1.0
137,900 (1)	PayPal Holdings, Inc.	11,965,583	1.0
63,126	Qualcomm, Inc.	10,007,365	0.9
38,822	Salesforce, Inc.	12,810,872	1.1
51,351	Texas Instruments, Inc.	10,323,091	0.9
39,029	Visa, Inc. - Class A	12,297,257	1.1
		200,718,360	17.6
	Materials: 1.7%
194,983	Dow, Inc.	8,620,199	0.8
22,397	Linde PLC US	10,324,793	0.9
		18,944,992	1.7
	Real Estate: 1.9%
46,631	American Tower Corp.	9,745,879	0.9
64,037	Simon Property Group, Inc.	11,757,193	1.0
		21,503,072	1.9
	Utilities: 2.8%
92,608	Duke Energy Corp.	10,839,766	1.0
127,037	NextEra Energy, Inc.	9,994,001	0.9
119,198	Southern Co.	10,624,118	0.9
		31,457,885	2.8
	Total Common Stock
	(Cost $586,282,708)	1,128,022,169	99.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
7,963,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.760% (Cost $7,963,000)	$7,963,000	0.7
	Total Short-Term Investments (Cost $7,963,000)	$7,963,000	0.7
	Total Investments in Securities (Cost $594,245,708)	$1,135,985,169	99.8
	Assets in Excess of Other Liabilities	1,848,595	0.2
	Net Assets	$1,137,833,764	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,128,022,169	$—	$—	$1,128,022,169
Short-Term Investments	7,963,000	—	—	7,963,000
Total Investments, at fair value	$1,135,985,169	$—	$—	$1,135,985,169
Other Financial Instruments+
Futures	242,433	—	—	242,433
Total Assets	$1,136,227,602	$—	$—	$1,136,227,602

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At November 30, 2024, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	28	12/20/24	$8,472,100	$242,433
			$8,472,100	$242,433

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$242,433
Total Asset Derivatives		$242,433

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,399,255
Total	$1,399,255

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(6,023)
Total	$(6,023)

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $620,946,114.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$544,929,945
Gross Unrealized Depreciation	(29,648,457)
Net Unrealized Appreciation	$515,281,488

See Accompanying Notes to Financial Statements

22

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 2.9%
152,113 (1)	Globalstar, Inc.	$296,620	0.2
60,437 (1)	Magnite, Inc.	1,014,737	0.5
247,382 (1)	Vimeo, Inc.	1,615,405	0.9
26,911 (1)	Yelp, Inc.	1,028,538	0.6
94,722 (1)	ZipRecruiter, Inc. - Class A	839,237	0.4
58,021 (1)	ZoomInfo Technologies, Inc.	634,750	0.3
		5,429,287	2.9

	Consumer Discretionary: 6.8%
69,608	Arko Corp.	498,393	0.3
16,281	Atmus Filtration Technologies, Inc.	704,804	0.4
17,268	Gentex Corp.	527,710	0.3
227,523 (1)	GrowGeneration Corp.	441,395	0.2
24,300	H&R Block, Inc.	1,440,504	0.8
25,108	International Game Technology PLC	482,827	0.2
14,729 (1)	Modine Manufacturing Co.	2,000,051	1.1
28,806	Red Rock Resorts, Inc. - Class A	1,442,893	0.8
56,453 (1)	Sonos, Inc.	768,325	0.4
35,365	Steven Madden Ltd.	1,611,937	0.8
12,951 (1)	Sweetgreen, Inc. - Class A	530,732	0.3
39,480 (1)	Tri Pointe Homes, Inc.	1,718,564	0.9
76,723 (1)	Udemy, Inc.	610,715	0.3
		12,778,850	6.8

	Consumer Staples: 1.3%
66,285	Dole PLC	998,915	0.5
49,175	Primo Brands Corp. - Class A	1,402,471	0.8
		2,401,386	1.3

	Energy: 4.1%
134,787 (1)	Clean Energy Fuels Corp.	415,144	0.2
88,866	Excelerate Energy, Inc. - Class A	2,752,180	1.5
34,316	HighPeak Energy, Inc.	517,142	0.3
62,776	Murphy Oil Corp.	2,038,337	1.1
73,266	Permian Resources Corp.	1,147,345	0.6
74,123	SFL Corp. Ltd.	779,774	0.4
		7,649,922	4.1

	Financials: 19.8%
32,927	Arrow Financial Corp.	1,085,932	0.6
56,600	BCB Bancorp, Inc.	751,082	0.4
30,833	Berkshire Hills Bancorp, Inc.	939,790	0.5
127,020	BGC Group, Inc. - Class A	1,237,175	0.7
66,023 (2)	Blackstone Mortgage Trust, Inc. - Class A	1,268,962	0.7
25,898	Bread Financial Holdings, Inc.	1,523,579	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
14,350	CNO Financial Group, Inc.	$572,565	0.3
43,142	ConnectOne Bancorp, Inc.	1,186,405	0.6
40,981	CVB Financial Corp.	959,775	0.5
100,978	Eastern Bankshares, Inc.	1,882,230	1.0
47,696	Farmers National Banc Corp.	746,442	0.4
93,492	First BanCorp/Puerto Rico	1,933,415	1.0
74,309	Fulton Financial Corp.	1,603,588	0.9
141,327 (1)	Genworth Financial, Inc. - Class A	1,102,351	0.6
35,928	Hancock Whitney Corp.	2,133,405	1.1
32,193	Hilltop Holdings, Inc.	1,018,908	0.6
37,147	KKR Real Estate Finance Trust, Inc.	432,020	0.2
126,221	Ladder Capital Corp.	1,496,981	0.8
176,498 (1)	Marqeta, Inc. - Class A	684,812	0.4
118,109	MFA Financial, Inc.	1,312,191	0.7
11,372	NBT Bancorp, Inc.	569,965	0.3
23,341	Origin Bancorp, Inc.	801,997	0.4
41,737 (1)	Oscar Health, Inc. - Class A	723,302	0.4
60,738	Pacific Premier Bancorp, Inc.	1,724,959	0.9
86,736 (1)	Pagseguro Digital Ltd. - Class A	636,642	0.3
86,986 (1)	ProAssurance Corp.	1,454,406	0.8
169,585	Redwood Trust, Inc.	1,214,229	0.7
16,228	Renasant Corp.	610,497	0.3
30,112	Simmons First National Corp. - Class A	736,540	0.4
57,594 (1)	StoneCo Ltd. - Class A	545,991	0.3
19,073	United Bankshares, Inc.	806,216	0.4
35,392	United Community Banks, Inc.	1,196,603	0.6
63,917	Valley National Bancorp	680,077	0.4
89,584	WisdomTree, Inc.	1,070,529	0.6
29,769	XP, Inc. - Class A	403,072	0.2
		37,046,633	19.8

	Health Care: 11.8%
38,609 (1)	Alignment Healthcare, Inc.	486,859	0.3
127,875 (1)	Amicus Therapeutics, Inc.	1,276,192	0.7
7,760 (1)	Apogee Therapeutics, Inc.	350,364	0.2
61,086 (1)	Avanos Medical, Inc.	1,170,408	0.6
148,366 (1)	BioCryst Pharmaceuticals, Inc.	1,112,745	0.6
19,957	Bio-Techne Corp.	1,503,960	0.8
28,889	Bruker Corp.	1,674,118	0.9
497,257 (1)	Cerus Corp.	919,925	0.5

See Accompanying Notes to Financial Statements

23

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,931 (1)	Dyne Therapeutics, Inc.	$579,478	0.3
27,798 (1)	Guardant Health, Inc.	989,887	0.5
17,012 (1)	Hims & Hers Health, Inc.	548,127	0.3
5,566	LeMaitre Vascular, Inc.	595,506	0.3
115,427 (1)	MannKind Corp.	782,595	0.4
53,837 (1)	Maravai LifeSciences Holdings, Inc. - Class A	305,256	0.2
19,910 (1)	Nurix Therapeutics, Inc.	440,210	0.2
312,844 (1)(2)	OPKO Health, Inc.	481,780	0.3
69,967 (1)	Option Care Health, Inc.	1,665,215	0.9
25,353 (1)	Orthofix Medical, Inc.	495,144	0.3
37,716 (1)	Phreesia, Inc.	793,167	0.4
27,796 (1)	Privia Health Group, Inc.	597,058	0.3
22,746 (1)	PTC Therapeutics, Inc.	998,094	0.5
26,300	QIAGEN N.V.	1,142,209	0.6
15,041 (1)	Rhythm Pharmaceuticals, Inc.	933,144	0.5
20,450 (1)	Rigel Pharmaceuticals, Inc.	564,624	0.3
16,459 (1)	RxSight, Inc.	771,598	0.4
18,243 (1)	Tandem Diabetes Care, Inc.	558,783	0.3
20,602 (1)	Travere Therapeutics, Inc.	387,524	0.2
		22,123,970	11.8

	Industrials: 20.7%
9,361	Albany International Corp. - Class A	776,027	0.4
19,491	Allison Transmission Holdings, Inc.	2,309,684	1.2
17,784	Apogee Enterprises, Inc.	1,497,591	0.8
15,022	Armstrong World Industries, Inc.	2,400,966	1.3
16,582	Cadre Holdings, Inc.	553,673	0.3
15,091	Columbus McKinnon Corp.	592,925	0.3
76,911 (1)	CoreCivic, Inc.	1,717,423	0.9
18,405	Enerpac Tool Group Corp.	888,225	0.5
18,775	Federal Signal Corp.	1,828,873	1.0
32,130 (1)(2)	First Advantage Corp.	617,860	0.3
14,165	Flowserve Corp.	864,348	0.5
5,020	Franklin Electric Co., Inc.	543,666	0.3
48,036 (1)	GEO Group, Inc.	1,369,506	0.7
10,367	Insperity, Inc.	817,438	0.4
38,134	Kennametal, Inc.	1,094,446	0.6
103,902 (1)	Legalzoom.com, Inc.	823,943	0.4
6,268	Lincoln Electric Holdings, Inc.	1,369,433	0.7
139,810 (1)	Manitowoc Co., Inc.	1,486,180	0.8
34,948	Marten Transport Ltd.	607,396	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
88,284	Mueller Water Products, Inc. - Class A	$2,210,631	1.2
108,344 (1)	NOW, Inc.	1,630,577	0.9
30,752	nVent Electric PLC	2,408,189	1.3
15,742	Pentair PLC	1,715,721	0.9
191,812 (1)	Planet Labs PBC	753,821	0.4
51,200 (1)	Resideo Technologies, Inc.	1,391,616	0.7
51,486	REV Group, Inc.	1,597,096	0.9
62,701	Shyft Group, Inc.	884,084	0.5
35,395 (1)	Titan Machinery, Inc.	546,853	0.3
47,363	Wabash National Corp.	939,208	0.5
9,059	Watts Water Technologies, Inc. - Class A	1,954,842	1.1
11,789	Werner Enterprises, Inc.	481,934	0.3
		38,674,175	20.7

	Information Technology: 17.4%
257,465 (1)	8x8, Inc.	798,141	0.4
67,614	A10 Networks, Inc.	1,152,819	0.6
36,913 (1)	ACI Worldwide, Inc.	2,097,397	1.1
6,710 (1)	Agilysys, Inc.	901,153	0.5
18,185 (1)	Alkami Technology, Inc.	717,762	0.4
59,698 (1)	AvePoint, Inc.	1,053,670	0.6
60,598 (1)	Box, Inc. - Class A	2,126,384	1.1
19,322	Clear Secure, Inc. - Class A	500,053	0.3
31,429 (1)	Clearwater Analytics Holdings, Inc. - Class A	975,556	0.5
34,103 (1)	Cohu, Inc.	900,319	0.5
10,218 (1)	Credo Technology Group Holding Ltd.	500,273	0.3
19,678	CSG Systems International, Inc.	1,078,551	0.6
18,782	CTS Corp.	1,031,320	0.6
35,447 (1)	Dropbox, Inc. - Class A	980,464	0.5
60,816 (1)	ExlService Holdings, Inc.	2,819,430	1.5
35,471 (1)	Extreme Networks, Inc.	588,819	0.3
50,591 (1)	Knowles Corp.	984,501	0.5
3,525	Littelfuse, Inc.	869,512	0.5
50,636 (1)	MaxLinear, Inc.	766,123	0.4
23,281 (1)	PagerDuty, Inc.	494,488	0.3
36,869 (1)	Photronics, Inc.	918,407	0.5
33,815 (1)	Rambus, Inc.	1,954,845	1.0
252,874 (1)	Sabre Corp.	988,737	0.5
16,891	Sapiens International Corp. NV	461,631	0.2
114,234 (1)	Sprinklr, Inc. - Class A	941,288	0.5
28,984 (1)	Teradata Corp.	895,606	0.5
4,099	Universal Display Corp.	674,367	0.4
38,860 (1)	Verint Systems, Inc.	979,272	0.5
198,091 (1)	Viavi Solutions, Inc.	1,969,024	1.1
117,922 (1)	Yext, Inc.	974,036	0.5

See Accompanying Notes to Financial Statements

24

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,743 (1)	Zeta Global Holdings Corp. - Class A	$356,626	0.2
		32,450,574	17.4

	Materials: 3.0%
5,535	Balchem Corp.	999,178	0.6
80,191	Element Solutions, Inc.	2,299,878	1.2
6,230	Innospec, Inc.	738,941	0.4
82,336 (1)	Rayonier Advanced Materials, Inc.	725,380	0.4
63,659	Tronox Holdings PLC	770,274	0.4
		5,533,651	3.0

	Real Estate: 7.1%
108,544	Acadia Realty Trust	2,805,862	1.5
140,468 (1)	Apartment Investment and Management Co. - Class A	1,241,737	0.7
24,555	Broadstone Net Lease, Inc.	429,958	0.2
127,034	DiamondRock Hospitality Co.	1,178,875	0.6
40,898	Empire State Realty Trust, Inc. - Class A	448,242	0.2
29,197	First Industrial Realty Trust, Inc.	1,560,580	0.8
36,274	Gladstone Land Corp.	435,651	0.2
208,799	Hudson Pacific Properties, Inc.	803,876	0.4
37,392	Kimco Realty Corp.	956,113	0.5
24,112	National Storage Affiliates Trust	1,087,451	0.6
44,461 (2)	Peakstone Realty Trust	610,450	0.3
21,657	Plymouth Industrial REIT, Inc.	405,852	0.2
10,221	PotlatchDeltic Corp.	458,310	0.3
5,932	Retail Opportunity Investments Corp.	103,217	0.1
127,941	Summit Hotel Properties, Inc.	841,852	0.5
		13,368,026	7.1

	Utilities: 3.1%
39,120	Avista Corp.	1,513,553	0.8
7,370	Black Hills Corp.	472,196	0.2
10,233	California Water Service Group	523,827	0.3
80,869 (1)	Hawaiian Electric Industries, Inc.	840,229	0.4
15,345	Northwest Natural Holding Co.	672,418	0.4
25,871	Portland General Electric Co.	1,239,738	0.7
6,879	Spire, Inc.	503,474	0.3
		5,765,435	3.1
	Total Common Stock (Cost $182,470,217)	183,221,909	98.0
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.6%
12,178	iShares Russell 2000 ETF	$2,945,493	1.6
	Total Exchange-Traded Funds (Cost $2,818,724)	2,945,493	1.6
	Total Long-Term Investments (Cost $185,288,941)	186,167,402	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 1.3%
492,441 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 11/29/2024, 4.580%, due 12/02/2024 (Repurchase Amount $492,626, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $502,290, due 02/13/25-12/01/54)	492,441	0.3
1,000,000 (3)	MUFG Securities Americas Inc., Repurchase Agreement dated 11/29/2024, 4.580%, due 12/02/2024 (Repurchase Amount $1,000,376, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 12/01/29-12/01/54)	1,000,000	0.5

See Accompanying Notes to Financial Statements

25

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/29/2024, 4.610%, due 12/02/2024 (Repurchase Amount $1,000,379, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,000,748, due 01/15/26-02/15/53)	$1,000,000	0.5
	Total Repurchase Agreements (Cost $2,492,441)	2,492,441	1.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
657,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $657,000)	$657,000	0.4
	Total Short-Term Investments (Cost $3,149,441)	3,149,441	1.7
	Total Investments in Securities (Cost $188,438,382)	$189,316,843	101.3
	Liabilities in Excess of Other Assets	(2,497,010)	(1.3)
	Net Assets	$186,819,833	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

26

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$183,221,909	$—	$—	$183,221,909
Exchange-Traded Funds	2,945,493	—	—	2,945,493
Short-Term Investments	657,000	2,492,441	—	3,149,441
Total Investments, at fair value	$186,824,402	$2,492,441	$—	$189,316,843

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $190,470,238.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,984,708
Gross Unrealized Depreciation	(20,138,630)
Net Unrealized Depreciation	$(1,153,922)

See Accompanying Notes to Financial Statements

27

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders ® 100 Fund and Voya Small Company Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract,” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Voya Investment Management (UK) Limited, the sub-sub-adviser to Voya Small Company Fund (the “Sub-Sub-Adviser”) for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, Sub-Adviser or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers”

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers or allocation among sub-advisers and sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser and Sub-Sub-Adviser whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser and Sub-Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while one of the Funds does not have management fee breakpoints, each Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Adviser or Sub-Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the

Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser and Sub-Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s, Sub-Adviser’s and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Corporate Leaders® 100 Fund

In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year and ten-year periods, the second quintile for the one-year and three-year periods and the third quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

expense ratio is ranked in the fourth quintile. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Small Company Fund

In considering whether to approve the renewal of the Contracts for Voya Small Company Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the ten-year period and the fifth quintile for the year-to-date, one-year, three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed. In analyzing this performance data, the Board took into account management’s confidence in the Sub-Adviser’s ability to execute the Fund’s investment strategy.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

32

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163306 (1124)

Semi-Annual Financial Statements and Other Information

November 30, 2024

Classes A, C, I, R and W

Domestic Equity Fund

■	Voya Mid Cap Research Enhanced Index Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$179,023,057
Short-term investments at fair value†	2,172,532
Cash	13,877
Receivables:
Fund shares sold	39,542
Dividends	77,237
Interest	13
Prepaid expenses	58,828
Reimbursement due from Investment Adviser	17,008
Other assets	17,958
Total assets	181,420,052
LIABILITIES:
Payable for fund shares redeemed	10,572
Payable upon receipt of securities loaned	1,702,532
Payable for investment management fees	77,762
Payable for distribution and shareholder service fees	30,795
Payable to trustees under the deferred compensation plan (Note 6)	17,958
Payable for trustee fees	438
Other accrued expenses and liabilities	112,371
Total liabilities	1,952,428
NET ASSETS	$179,467,624

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$115,574,746
Total distributable earnings	63,892,878
NET ASSETS	$179,467,624

+ Including securities loaned at value	$1,652,127
* Cost of investments in securities	$131,866,109
† Cost of short-term investments	$2,172,532

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited) (continued)

Class A
Net assets	$124,244,396
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	5,637,607
Net asset value and redemption price per share†	$22.04
Maximum offering price per share (5.75%)(1)	$23.38

Class C
Net assets	$525,751
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	26,520
Net asset value and redemption price per share†	$19.82

Class I
Net assets	$12,629,588
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	548,003
Net asset value and redemption price per share	$23.05

Class R
Net assets	$14,470,298
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	675,613
Net asset value and redemption price per share	$21.42

Class W
Net assets	$27,597,591
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,192,126
Net asset value and redemption price per share	$23.15

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,381,639
Interest	405
Securities lending income, net	1,120
Other	463
Total investment income	1,383,627
EXPENSES:
Investment management fees	483,274
Distribution and shareholder service fees:
Class A	143,801
Class C	1,860
Class R	33,093
Transfer agent fees:
Class A	83,326
Class C	359
Class I	9,893
Class R	9,587
Class W	19,087
Shareholder reporting expense	4,727
Registration fees	40,924
Professional fees	20,750
Custody and accounting expense	17,602
Trustee fees	2,192
Licensing fee (Note 7)	13,181
Miscellaneous expense	14,190
Interest expense	955
Total expenses	898,801
Waived and reimbursed fees	(101,838)
Net expenses	796,963
Net investment income	586,664
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,755,669
Net change in unrealized appreciation (depreciation) on investments	14,196,363
Net realized and unrealized gain	22,952,032
Increase in net assets resulting from operations	$23,538,696

* Foreign taxes withheld	$245

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$586,664	$1,143,197
Net realized gain	8,755,669	12,876,023
Net change in unrealized appreciation (depreciation)	14,196,363	22,424,814
Increase in net assets resulting from operations	23,538,696	36,444,034

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(841,101)
Class C	—	(1,814)
Class I	—	(149,502)
Class R	—	(70,295)
Class W	—	(138,571)
Total distributions	—	(1,201,283)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,495,791	52,344,988
Reinvestment of distributions	—	1,189,396
	7,495,791	53,534,384
Cost of shares redeemed	(24,175,218)	(54,522,316)
Net decrease in net assets resulting from capital share transactions	(16,679,427)	(987,932)
Net increase in net assets	6,859,269	34,254,819

NET ASSETS:
Beginning of year or period	172,608,355	138,353,536
End of year or period	$179,467,624	$172,608,355

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Class A
11-30-24+	19.31	0.06	•	2.67	2.73	—	—	—	—	—	22.04	14.14	1.07	0.95	0.95	0.62	124,244	37
05-31-24	15.34	0.12	•	3.99	4.11	0.14	—	—	0.14	—	19.31	26.90	1.05	0.96	0.96	0.70	113,786	107
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08	•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
05-31-20	14.21	0.13		(0.60)	(0.47)	0.13	—	—	0.13	—	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
Class C
11-30-24+	17.41	0.01	•	2.40	2.41	—	—	—	—	—	19.82	13.84	1.57	1.45	1.45	0.09	526	37
05-31-24	13.85	0.03	•	3.59	3.62	0.06	—	—	0.06	—	17.41	26.22	1.55	1.46	1.46	0.21	425	107
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00	)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
05-31-20	13.07	0.05	•	(0.55)	(0.50)	0.04	—	—	0.04	—	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
Class I
11-30-24+	20.17	0.09	•	2.79	2.88	—	—	—	—	—	23.05	14.28	0.77	0.70	0.70	0.91	12,630	37
05-31-24	16.01	0.17	•	4.17	4.34	0.18	—	—	0.18	—	20.17	27.26	0.74	0.71	0.71	0.93	20,041	107
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13	•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
05-31-20	14.70	0.17	•	(0.62)	(0.45)	0.17	—	—	0.17	—	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
Class R
11-30-24+	18.79	0.04	•	2.59	2.63	—	—	—	—	—	21.42	14.00	1.32	1.20	1.20	0.36	14,470	37
05-31-24	14.93	0.08	•	3.88	3.96	0.10	—	—	0.10	—	18.79	26.62	1.30	1.21	1.21	0.45	12,893	107
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04	•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
05-31-20	13.98	0.09		(0.58)	(0.49)	0.17	—	—	0.17	—	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
Class W
11-30-24+	20.26	0.09	•	2.80	2.89	—	—	—	—	—	23.15	14.26	0.82	0.70	0.70	0.86	27,598	37
05-31-24	16.08	0.17	•	4.19	4.36	0.18	—	—	0.18	—	20.26	27.26	0.80	0.71	0.71	0.92	25,463	107
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13	•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65
05-31-20	14.60	0.17	•	(0.64)	(0.47)	—	—	—	—	—	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic

946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close,

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$65,453,386	$81,853,525

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$518	$—
Contingent Deferred Sales Charges:	$—	$59

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	7.81%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $13,665.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R	Class W
1.00%	1.50%	0.75%	1.25%	0.75%

Pursuant to a side letter agreement, through October 1, 2025, the Investment Adviser had further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class W
0.95%	1.45%	0.70%	1.20%	0.70%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2024, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended November 30, 2024 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
3	$1,965,000	5.83%

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2024	37,481	—	—	(293,273)	—	(255,792)	748,626	—	—	(5,873,645)	—	(5,125,019)
5/31/2024	54,041	—	48,865	(595,446)	—	(492,540)	966,899	—	832,180	(10,319,320)	—	(8,520,241)
Class C
11/30/2024	5,526	—	—	(3,441)	—	2,085	95,100	—	—	(61,902)	—	33,198
5/31/2024	3,165	—	117	(9,178)	—	(5,896)	48,374	—	1,802	(145,440)	—	(95,264)
Class I
11/30/2024	223,032	—	—	(668,784)	—	(445,752)	4,446,796	—	—	(14,356,056)	—	(9,909,260)
5/31/2024	1,373,450	—	8,265	(1,094,503)	—	287,212	24,866,627	—	146,865	(20,018,858)	—	4,994,634
Class R
11/30/2024	20,324	—	—	(30,954)	—	(10,630)	384,997	—	—	(597,980)	—	(212,983)
5/31/2024	30,777	—	4,237	(69,406)	—	(34,392)	538,209	—	70,295	(1,189,155)	—	(580,651)
Class W
11/30/2024	90,571	—	—	(155,491)	—	(64,920)	1,820,272	—	—	(3,285,635)	—	(1,465,363)
5/31/2024	1,440,678	—	7,750	(1,304,889)	—	143,539	25,924,879	—	138,254	(22,849,543)	—	3,213,590

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2024:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$570,429	$(570,429)	$—
National Financial Services LLC	895,250	(895,250)	—
UBS AG	186,448	(186,448)	—
Total	$1,652,127	$(1,652,127)	$—

(1)	Cash collateral with a fair value of $1,702,532 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2024		Year Ended May 31, 2023
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$1,201,283	$—	$1,850,654	$8,913,003

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Total Distributable Earnings/(Loss)
$466,005	$9,151,399	$30,736,778	$—	$40,354,182

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the Fund declared and paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1417	December 13, 2024	December 11, 2024
Class C	NII	$0.0575	December 13, 2024	December 11, 2024
Class I	NII	$0.1865	December 13, 2024	December 11, 2024
Class R	NII	$0.0963	December 13, 2024	December 11, 2024
Class W	NII	$0.1917	December 13, 2024	December 11, 2024
All Classes	STCG	$0.2860	December 13, 2024	December 11, 2024
All Classes	LTCG	$1.7531	December 13, 2024	December 11, 2024

NII – Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

14

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 1.6%
5,439	Fox Corp. - Class A	$256,286	0.1
20,779	Iridium Communications, Inc.	617,552	0.3
9,443 (1)	Liberty Global Ltd. - Class A	133,430	0.1
19,763	New York Times Co. - Class A	1,072,340	0.6
3,443	News Corp. - Class A	101,052	0.1
3,686	Omnicom Group, Inc.	386,366	0.2
1,167 (1)	Roku, Inc.	80,558	0.1
9,884 (1)	TripAdvisor, Inc.	141,638	0.1
		2,789,222	1.6
	Consumer Discretionary: 13.9%
3,955 (1)	Abercrombie & Fitch Co. - Class A	592,024	0.3
12,351	ADT, Inc.	94,115	0.0
13,801	Aramark	561,563	0.3
2,407	BorgWarner, Inc.	82,608	0.0
1,116 (1)	Burlington Stores, Inc.	314,578	0.2
5,019 (1)	CarMax, Inc.	421,445	0.2
2,728 (1)	Chewy, Inc. - Class A	91,142	0.0
3,246	Columbia Sportswear Co.	283,181	0.2
12,028 (1)	Coupang, Inc.	305,030	0.2
6,228 (1)	Crocs, Inc.	657,677	0.4
2,378 (1)	Deckers Outdoor Corp.	465,993	0.3
1,161	Dick’s Sporting Goods, Inc.	240,606	0.1
367	Dillard’s, Inc. - Class A	162,625	0.1
2,410 (1)	Duolingo, Inc.	839,331	0.5
1,610 (1)	Five Below, Inc.	149,247	0.1
21,808 (1)(2)	GameStop Corp. - Class A	633,522	0.4
15,395	Gap, Inc.	373,329	0.2
33,736	Gentex Corp.	1,030,972	0.6
770	Graham Holdings Co. - Class B	716,962	0.4
5,885 (1)	Grand Canyon Education, Inc.	968,612	0.5
14,852	H&R Block, Inc.	880,427	0.5
10,557	Harley-Davidson, Inc.	355,032	0.2
10,628 (1)	Hilton Grand Vacations, Inc.	450,521	0.2
5,670	Hyatt Hotels Corp. - Class A	895,520	0.5
11,254	KB Home	931,156	0.5
6,811	Lear Corp.	666,388	0.4
6,127 (1)	Light & Wonder, Inc.	582,310	0.3
1,026	Lithia Motors, Inc.	396,959	0.2
32,447	Macy’s, Inc.	526,939	0.3
12,024 (1)	Mattel, Inc.	228,696	0.1
5,615	Nordstrom, Inc.	127,517	0.1
13 (1)	NVR, Inc.	120,063	0.1
7,830	PVH Corp.	848,537	0.5
2,430	Ralph Lauren Corp.	562,302	0.3
16,526 (1)	Skechers USA, Inc. - Class A	1,054,689	0.6
7,243	Tapestry, Inc.	451,094	0.2
5,742	Texas Roadhouse, Inc.	1,178,660	0.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,209	Toll Brothers, Inc.	$860,371	0.5
3,708 (1)	TopBuild Corp.	1,448,493	0.8
4,126	Travel + Leisure Co.	230,520	0.1
1,081 (1)	Visteon Corp.	100,933	0.1
44,549	Wendy’s Co.	817,920	0.5
7,757	Williams-Sonoma, Inc.	1,334,359	0.7
1,464	Wingstop, Inc.	481,319	0.3
3,565	Wynn Resorts Ltd.	336,465	0.2
		24,851,752	13.9
	Consumer Staples: 4.7%
17,623 (1)	BellRing Brands, Inc.	1,382,701	0.8
983 (1)	BJ’s Wholesale Club Holdings, Inc.	94,663	0.1
892 (1)	Boston Beer Co., Inc. - Class A	282,086	0.2
211	Casey’s General Stores, Inc.	88,808	0.0
6,639 (1)(2)	Celsius Holdings, Inc.	188,879	0.1
814	Coca-Cola Consolidated, Inc.	1,061,692	0.6
9,954 (1)	Darling Ingredients, Inc.	403,436	0.2
1,970 (1)	e.l.f. Beauty, Inc.	255,154	0.1
8,066	Ingredion, Inc.	1,188,444	0.7
2,100	Lancaster Colony Corp.	390,264	0.2
14,266 (1)	Performance Food Group Co.	1,258,832	0.7
598 (1)	Sprouts Farmers Market, Inc.	92,379	0.0
26,112 (1)	US Foods Holding Corp.	1,821,834	1.0
		8,509,172	4.7
	Energy: 5.0%
28,747 (1)	Antero Resources Corp.	939,739	0.5
17,844	Baker Hughes Co.	784,244	0.4
10,884	ChampionX Corp.	336,860	0.2
2,873	Chesapeake Energy Corp.	284,312	0.2
5,327	Civitas Resources, Inc.	276,365	0.1
26,498	Coterra Energy, Inc.	708,027	0.4
10,601	Devon Energy Corp.	402,308	0.2
3,159	Diamondback Energy, Inc.	561,007	0.3
6,776	DT Midstream, Inc.	719,069	0.4
1,964	HF Sinclair Corp.	80,386	0.0
20,899	Matador Resources Co.	1,254,149	0.7
6,978	Ovintiv, Inc.	316,941	0.2
4,948	PBF Energy, Inc. - Class A	155,812	0.1
63,765	Permian Resources Corp.	998,560	0.6
517	Texas Pacific Land Corp.	827,247	0.5

See Accompanying Notes to Financial Statements

15

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,571	Weatherford International PLC	$376,193	0.2
		9,021,219	5.0
	Financials: 17.9%
3,278	Affiliated Managers Group, Inc.	614,756	0.3
2,336	Ally Financial, Inc.	93,393	0.1
8,396	American Financial Group, Inc.	1,233,037	0.7
1,046	Ameriprise Financial, Inc.	600,373	0.3
1,126	Ares Management Corp. - Class A	198,998	0.1
513	Assurant, Inc.	116,502	0.1
5,155	Axis Capital Holdings Ltd.	479,621	0.3
4,311 (1)	Block, Inc.	381,739	0.2
27,490	Cadence Bank	1,049,843	0.6
2,033	Cboe Global Markets, Inc.	438,823	0.2
21,406	CNO Financial Group, Inc.	854,099	0.5
13,109	Commerce Bancshares, Inc.	966,789	0.5
9,641	East West Bancorp, Inc.	1,057,425	0.6
35,198	Equitable Holdings, Inc.	1,697,600	0.9
16,579	Essent Group Ltd.	957,935	0.5
4,049	Evercore, Inc. - Class A	1,246,687	0.7
1,824	Fidelity National Financial, Inc.	115,623	0.1
12,815	First American Financial Corp.	898,972	0.5
54,115	First Horizon Corp.	1,143,450	0.6
1,024	Globe Life, Inc.	113,910	0.1
461	Hamilton Lane, Inc. - Class A	88,696	0.0
18,096	Hancock Whitney Corp.	1,074,541	0.6
2,292	Hanover Insurance Group, Inc.	378,203	0.2
4,370	Hartford Financial Services Group, Inc.	538,865	0.3
1,960	Interactive Brokers Group, Inc. - Class A	374,536	0.2
12,977	International Bancshares Corp.	949,008	0.5
15,810	Janus Henderson Group PLC	715,877	0.4
21,029	Jefferies Financial Group, Inc.	1,664,235	0.9
6,441	Loews Corp.	558,628	0.3
45,480	MGIC Investment Corp.	1,194,305	0.7
523	MSCI, Inc.	318,837	0.2
3,521	Old Republic International Corp.	137,213	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,106	OneMain Holdings, Inc.	$464,879	0.3
12,191	Prosperity Bancshares, Inc.	1,020,752	0.6
4,406	Reinsurance Group of America, Inc.	1,006,330	0.6
306	RenaissanceRe Holdings Ltd.	87,562	0.0
39,867	Rithm Capital Corp.	448,504	0.3
28,368	SLM Corp.	776,716	0.4
43,405	Starwood Property Trust, Inc.	884,160	0.5
11,403	Synchrony Financial	769,931	0.4
4,597 (1)	Toast, Inc. - Class A	200,153	0.1
2,026	Tradeweb Markets, Inc. - Class A	274,523	0.2
8,133	UMB Financial Corp.	1,020,610	0.6
21,721	Unum Group	1,670,345	0.9
820	Wintrust Financial Corp.	113,168	0.1
17,487	Zions Bancorp NA	1,058,313	0.6
		32,048,465	17.9
	Health Care: 9.1%
8,032 (1)	10X Genomics, Inc. - Class A	127,709	0.1
2,738	Agilent Technologies, Inc.	377,762	0.2
485	AmerisourceBergen Corp.	122,002	0.1
4,444 (1)	Arrowhead Pharmaceuticals, Inc.	115,677	0.1
4,189 (1)	Avantor, Inc.	88,220	0.1
5,538 (1)	BioMarin Pharmaceutical, Inc.	365,674	0.2
5,211	Bruker Corp.	301,977	0.2
7,198 (1)	Centene Corp.	431,880	0.2
15,146 (1)	Doximity, Inc. - Class A	802,738	0.4
28,448 (1)	Exelixis, Inc.	1,037,214	0.6
5,734 (1)	Haemonetics Corp.	501,553	0.3
11,134 (1)	Halozyme Therapeutics, Inc.	536,659	0.3
4,323 (1)	HealthEquity, Inc.	438,957	0.2
10,357 (1)	Illumina, Inc.	1,492,962	0.8
5,425 (1)	Incyte Corp.	404,651	0.2
994 (1)	Inspire Medical Systems, Inc.	191,603	0.1
836 (1)	Insulet Corp.	223,028	0.1
6,302 (1)	Jazz Pharmaceuticals PLC	766,260	0.4
7,103 (1)	Lantheus Holdings, Inc.	634,085	0.4
11,462 (1)	LivaNova PLC	601,755	0.3
1,632 (1)	Medpace Holdings, Inc.	555,908	0.3
1,439 (1)	Molina Healthcare, Inc.	428,678	0.2
2,151 (1)	Natera, Inc.	360,895	0.2
9,673 (1)	Neurocrine Biosciences, Inc.	1,226,053	0.7

See Accompanying Notes to Financial Statements

16

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
21,014 (1)	Option Care Health, Inc.	$500,133	0.3
1,904 (1)	Penumbra, Inc.	464,804	0.3
5,473 (1)	Sarepta Therapeutics, Inc.	729,770	0.4
6,898 (1)	Tenet Healthcare Corp.	984,207	0.5
1,931 (1)	Ultragenyx Pharmaceutical, Inc.	91,974	0.1
3,477 (1)	United Therapeutics Corp.	1,288,194	0.7
460 (1)	Veeva Systems, Inc. - Class A	104,811	0.1
		16,297,793	9.1
	Industrials: 22.2%
4,292	Acuity Brands, Inc.	1,376,402	0.8
6,779	Advanced Drainage Systems, Inc.	917,131	0.5
15,752	AECOM	1,842,511	1.0
1,466	Allegion PLC	206,471	0.1
1,278	Allison Transmission Holdings, Inc.	151,443	0.1
62,387 (1)	American Airlines Group, Inc.	905,859	0.5
2,047	AMETEK, Inc.	397,896	0.2
316	Applied Industrial Technologies, Inc.	86,812	0.0
5,295 (2)	Avis Budget Group, Inc.	577,526	0.3
775 (1)	CACI International, Inc. - Class A	356,407	0.2
3,647	Carlisle Cos., Inc.	1,665,585	0.9
39,484 (1)(2)	Clarivate PLC	226,243	0.1
4,591 (1)	Clean Harbors, Inc.	1,194,073	0.7
2,777	Comfort Systems USA, Inc.	1,369,811	0.8
24,307 (1)	Core & Main, Inc. - Class A	1,180,105	0.7
1,163	Curtiss-Wright Corp.	434,532	0.2
7,620	Delta Air Lines, Inc.	486,308	0.3
16,520	Donaldson Co., Inc.	1,289,386	0.7
3,454	EMCOR Group, Inc.	1,761,954	1.0
1,767	Equifax, Inc.	462,177	0.3
1,816	Esab Corp.	234,409	0.1
10,715	Flowserve Corp.	653,829	0.4
7,659	Fortive Corp.	607,588	0.3
27,611	Genpact Ltd.	1,274,524	0.7
8,052	Graco, Inc.	733,376	0.4
6,435 (1)	GXO Logistics, Inc.	391,441	0.2
862	Ingersoll Rand, Inc.	89,795	0.1
4,229 (1)	Kirby Corp.	535,011	0.3
706	Leidos Holdings, Inc.	116,772	0.1
573	Lennox International, Inc.	382,266	0.2
17,020 (1)	Lyft, Inc. - Class A	295,467	0.2
1,358	ManpowerGroup, Inc.	87,414	0.0
6,595 (1)	MasTec, Inc.	950,076	0.5
4,602 (1)	Middleby Corp.	659,881	0.4
3,554	MSA Safety, Inc.	617,721	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
964	MSC Industrial Direct Co., Inc. - Class A	$82,788	0.0
1,290	Nordson Corp.	336,677	0.2
17,700	nVent Electric PLC	1,386,087	0.8
553	Old Dominion Freight Line, Inc.	124,502	0.1
9,371	Owens Corning	1,926,865	1.1
5,800 (1)	Paycor HCM, Inc.	104,748	0.1
5,288	Pentair PLC	576,339	0.3
1,911	RB Global, Inc.	186,819	0.1
6,194	Regal Rexnord Corp.	1,069,766	0.6
6,872	Rollins, Inc.	345,868	0.2
6,246	Ryder System, Inc.	1,054,575	0.6
1,942 (1)	Saia, Inc.	1,105,153	0.6
7,124	Sensata Technologies Holding PLC	228,965	0.1
9,340	SS&C Technologies Holdings, Inc.	722,356	0.4
1,878	Stanley Black & Decker, Inc.	167,987	0.1
4,996	Terex Corp.	273,731	0.2
2,274	Tetra Tech, Inc.	94,394	0.1
3,464	Timken Co.	268,287	0.1
1,643	TransUnion	166,765	0.1
2,918 (1)	U-Haul Holding Co.	206,215	0.1
307	United Rentals, Inc.	265,862	0.1
3,274	Vertiv Holdings Co. - Class A	417,762	0.2
2,005	Watsco, Inc.	1,105,958	0.6
4,642	Watts Water Technologies, Inc. - Class A	1,001,697	0.6
5,825	WESCO International, Inc.	1,232,395	0.7
2,440	Westinghouse Air Brake Technologies Corp.	489,513	0.3
2,104 (1)	XPO, Inc.	320,671	0.2
		39,780,947	22.2
	Information Technology: 8.8%
2,336 (1)	Arrow Electronics, Inc.	280,694	0.2
9,301	Avnet, Inc.	508,858	0.3
999 (1)	BILL Holdings, Inc.	90,130	0.1
2,174 (1)	Ciena Corp.	151,571	0.1
5,146 (1)	Cirrus Logic, Inc.	537,500	0.3
3,436 (1)	Coherent Corp.	344,150	0.2
671 (1)	Datadog, Inc. - Class A	102,495	0.1
5,925 (1)	DocuSign, Inc.	472,163	0.3
26,041 (1)	Dropbox, Inc. - Class A	720,294	0.4
9,890 (1)	DXC Technology Co.	222,525	0.1
25,396 (1)	Dynatrace, Inc.	1,427,001	0.8
6,931 (1)	Euronet Worldwide, Inc.	728,656	0.4
2,385 (1)	F5, Inc.	597,085	0.3
3,381 (1)	Fannie Mae	793,115	0.4
4,762 (1)	Gitlab, Inc. - Class A	303,578	0.2
671 (1)	Guidewire Software, Inc.	136,139	0.1

See Accompanying Notes to Financial Statements

17

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
24,718	Hewlett Packard Enterprise Co.	$524,516	0.3
659	Jabil, Inc.	89,512	0.0
1,880	Jack Henry & Associates, Inc.	331,218	0.2
3,935 (1)	Lattice Semiconductor Corp.	223,311	0.1
704 (1)	Manhattan Associates, Inc.	200,950	0.1
5,426	MKS Instruments, Inc.	616,611	0.3
585	Monolithic Power Systems, Inc.	332,069	0.2
4,288	NetApp, Inc.	525,880	0.3
2,242 (1)	Nutanix, Inc. - Class A	146,358	0.1
2,316 (1)	Onto Innovation, Inc.	380,241	0.2
1,904 (1)	Paylocity Holding Corp.	395,156	0.2
28,073 (1)	Pure Storage, Inc. - Class A	1,487,588	0.8
13,645 (1)	Rambus, Inc.	788,817	0.4
3,369 (1)	Samsara, Inc. - Class A	180,208	0.1
7,172 (1)	SentinelOne, Inc. - Class A	200,457	0.1
1,106 (1)	Silicon Laboratories, Inc.	122,379	0.1
3,898	Skyworks Solutions, Inc.	341,426	0.2
2,492 (1)	Synaptics, Inc.	199,958	0.1
4,002	TD SYNNEX Corp.	476,198	0.3
13,634 (1)	Teradata Corp.	421,291	0.2
2,089	Teradyne, Inc.	229,790	0.1
1,838 (1)	Zoom Video Communications, Inc. - Class A	151,984	0.1
		15,781,872	8.8
	Materials: 5.5%
10,542	Alcoa Corp.	489,465	0.3
3,360	AptarGroup, Inc.	581,146	0.3
2,219 (1)	ATI, Inc.	133,517	0.1
8,791 (1)	Axalta Coating Systems Ltd.	355,684	0.2
6,436	Berry Global Group, Inc.	465,387	0.3
7,276	Cabot Corp.	797,595	0.4
12,747 (1)	Cleveland-Cliffs, Inc.	158,700	0.1
15,395	Commercial Metals Co.	949,717	0.5
2,886	DuPont de Nemours, Inc.	241,241	0.1
416	Eagle Materials, Inc.	128,511	0.1
16,768	Element Solutions, Inc.	480,906	0.3
9,483	Louisiana-Pacific Corp.	1,120,891	0.6
879	Reliance Steel & Aluminum Co.	282,370	0.1
6,021	Royal Gold, Inc.	880,631	0.5
12,686	RPM International, Inc.	1,760,563	1.0
6,058	Smurfit WestRock PLC	333,311	0.2
13,373	Sonoco Products Co.	693,791	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,067	United States Steel Corp.	$84,272	0.0
		9,937,698	5.5
	Real Estate: 6.8%
34,635	American Homes 4 Rent - Class A	1,326,174	0.7
43,063	Brixmor Property Group, Inc.	1,294,904	0.7
31,037	COPT Defense Properties	1,022,669	0.6
2,944	EastGroup Properties, Inc.	506,986	0.3
18,272	First Industrial Realty Trust, Inc.	976,638	0.5
15,967	Gaming and Leisure Properties, Inc.	824,057	0.5
9,947	Invitation Homes, Inc.	340,685	0.2
5,198 (1)	Jones Lang LaSalle, Inc.	1,458,559	0.8
21,399	Kilroy Realty Corp.	888,701	0.5
9,773	Lamar Advertising Co. - Class A	1,309,778	0.7
34,353	Park Hotels & Resorts, Inc.	534,189	0.3
7,589	Regency Centers Corp.	573,653	0.3
38,626	Sabra Health Care REIT, Inc.	723,465	0.4
10,758	STAG Industrial, Inc.	395,787	0.2
3,145	VICI Properties, Inc.	102,558	0.1
		12,278,803	6.8
	Utilities: 2.9%
12,194	Black Hills Corp.	781,270	0.4
16,166	National Fuel Gas Co.	1,034,139	0.6
11,877	New Jersey Resources Corp.	612,616	0.3
13,314	NorthWestern Corp.	735,465	0.4
20,542	OGE Energy Corp.	903,026	0.5
11,124	ONE Gas, Inc.	867,338	0.5
11,412	UGI Corp.	346,583	0.2
		5,280,437	2.9
	Total Common Stock (Cost $129,599,933)	176,577,380	98.4
EXCHANGE-TRADED FUNDS: 1.4%
36,286	iShares Core S&P Mid-Cap ETF	2,445,677	1.4
	Total Exchange-Traded Funds (Cost $2,266,176)	2,445,677	1.4
	Total Long-Term Investments (Cost $131,866,109)	179,023,057	99.8
See Accompanying Notes to Financial Statements

18

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.9%
1,000,000 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 11/29/2024, 4.580%, due 12/02/2024 (Repurchase Amount $1,000,376, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 02/13/25-12/01/54)	$1,000,000	0.5
702,532 (3)	RBC Dominion Securities, Inc., Repurchase Agreement dated 11/29/2024, 4.590%, due 12/02/2024 (Repurchase Amount $702,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $716,583, due 12/05/24-11/15/54)	702,532	0.4
	Total Repurchase Agreements (Cost $1,702,532)	1,702,532	0.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
470,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $470,000)	$470,000	0.3
	Total Short-Term Investments (Cost $2,172,532)	2,172,532	1.2
	Total Investments in Securities (Cost $134,038,641)	$181,195,589	101.0
	Liabilities in Excess of Other Assets	(1,727,965)	(1.0)
	Net Assets	$179,467,624	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

19

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$176,577,380	$—	$—	$176,577,380
Exchange-Traded Funds	2,445,677	—	—	2,445,677
Short-Term Investments	470,000	1,702,532	—	2,172,532
Total Investments, at fair value	$179,493,057	$1,702,532	$—	$181,195,589

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $136,262,447.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,102,340
Gross Unrealized Depreciation	(4,169,199)
Net Unrealized Appreciation	$44,933,141

See Accompanying Notes to Financial Statements

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and

22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and thee-year periods, the third quintile for the five-year period, and the fourth quintile for the ten-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors,

the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

24

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

166400 (1124)

Semi-Annual Financial Statements and Other Information

November 30, 2024

Voya Global Income & Growth Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value*	$444,900,114
Short-term investments at fair value†	17,443,011
Cash	61
Foreign currencies at value‡	819,278
Receivables:
Investment securities and currencies sold	4,043,943
Fund shares sold	2,543,909
Collateral for OTC derivatives	805
Dividends	277,055
Interest	3,546,566
Foreign tax reclaims	3,979
Prepaid expenses	63,818
Reimbursement due from Investment Adviser	86,923
Other assets	39,201
Total assets	473,768,663

LIABILITIES:
Income distribution payable	2,585,944
Payable for investment securities and currencies purchased	2,512,166
Payable for fund shares redeemed	716,453
Payable for investment management fees	286,674
Payable for distribution and shareholder service fees	89,225
Payable to trustees under the deferred compensation plan (Note 6)	39,201
Payable for trustee fees	489
Other accrued expenses and liabilities	251,720
Written options, at fair value^	21,930
Total liabilities	6,503,802
NET ASSETS	$467,264,861

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$457,152,110
Total distributable earnings	10,112,751
NET ASSETS	$467,264,861

* Cost of investments in securities	$431,802,897
† Cost of short-term investments	$17,443,011
‡ Cost of foreign currencies	$819,462
^ Premiums received on written options	$12,019

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited) (continued)

Class A
Net assets	$344,780,183
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	29,829,458
Net asset value and redemption price per share†	$11.56
Maximum offering price per share (5.75%)(1)	$12.27

Class C
Net assets	$19,923,581
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,686,927
Net asset value and redemption price per share†	$11.81

Class I
Net assets	$73,014,960
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	6,165,819
Net asset value and redemption price per share	$11.84

Class R6
Net assets	$1,224,989
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	103,007
Net asset value and redemption price per share	$11.89

Class W
Net assets	$28,321,148
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	2,395,546
Net asset value and redemption price per share	$11.82

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$598,631
Interest, net of foreign taxes withheld*	2,580,858
Other	333
Total investment income	3,179,822

EXPENSES:
Investment management fees	729,169
Distribution and shareholder service fees:
Class A	193,644
Class C	24,040
Transfer agent fees:
Class A	97,768
Class C	3,035
Class I	10,802
Class R6	48
Class W	3,600
Shareholder reporting expense	72,875
Registration fees	40,803
Professional fees	18,743
Custody and accounting expense	7,635
Trustee fees	2,447
Miscellaneous expense	10,867
Total expenses	1,215,476
Waived and reimbursed fees	(164,840)
Net expenses	1,050,636
Net investment income	2,129,186

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	173,203
Foreign currency related transactions	(55,452)
Written options	(13,986)
Net realized gain	103,765

Net change in unrealized appreciation (depreciation) on:
Investments	13,468,937
Foreign currency related transactions	(1,237)
Written options	(9,912)
Net change in unrealized appreciation (depreciation)	13,457,788
Net realized and unrealized gain	13,561,553
Increase in net assets resulting from operations	$15,690,739

* Foreign taxes withheld	$11,783

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$2,129,186	$2,893,471
Net realized gain	103,765	15,847,161
Net change in unrealized appreciation (depreciation)	13,457,788	(1,822,391)
Increase in net assets resulting from operations	15,690,739	16,918,241

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(8,932,890)	(2,733,699)
Class C	(249,726)	(18,884)
Class I	(1,557,048)	(410,491)
Class R6	(54,310)	(19,247)
Class W	(334,321)	(2,919)
Total distributions	(11,128,295)	(3,185,240)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,468,545	11,482,957
Proceeds from shares issued in merger (Note 13)	347,374,750	—
Reinvestment of distributions	10,692,441	3,009,796
	367,535,736	14,492,753
Cost of shares redeemed	(29,297,078)	(22,637,405)
Net increase (decrease) in net assets resulting from capital share transactions	338,238,658	(8,144,652)
Net increase in net assets	342,801,102	5,588,349

NET ASSETS:
Beginning of year or period	124,463,759	118,875,410
End of year or period	$467,264,861	$124,463,759

See Accompanying Notes to Financial Statements

4

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Class A
11-30-24+	11.49	0.12	•	0.63	0.75	0.13	0.55	—	0.68	—	11.56	6.80	1.28	1.11	1.11	2.16	344,780	66
05-31-24	10.26	0.26	•	1.26	1.52	0.29	—	—	0.29	—	11.49	14.90	0.75	0.74	0.74	2.35	107,553	116
05-31-23	11.09	0.16	•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16	•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18	•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27	•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
Class C
11-30-24+	11.76	0.08	•	0.64	0.72	0.12	0.55	—	0.67	—	11.81	6.35	2.03	1.86	1.86	1.44	19,924	66
05-31-24	10.48	0.18	•	1.30	1.48	0.20	—	—	0.20	—	11.76	14.16	1.50	1.49	1.49	1.61	1,084	116
05-31-23	11.31	0.08	•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05	•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09	•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24	•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
Class I
11-30-24+	11.75	0.14	•	0.64	0.78	0.14	0.55	—	0.69	—	11.84	6.89	0.98	0.86	0.86	2.42	73,015	66
05-31-24	10.48	0.29	•	1.29	1.58	0.31	—	—	0.31	—	11.75	15.24	0.49	0.49	0.49	2.59	14,864	116
05-31-23	11.33	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21	•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31	•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
Class R6
11-30-24+	11.79	0.14	•	0.65	0.79	0.14	0.55	—	0.69	—	11.89	6.95	0.92	0.86	0.86	2.40	1,225	66
05-31-24	10.52	0.30	•	1.28	1.58	0.31	—	—	0.31	—	11.79	15.20	0.42	0.42	0.42	2.66	863	116
05-31-23	11.37	0.20	•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19	•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29		(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
Class W
11-30-24+	11.73	0.14	•	0.64	0.78	0.14	0.55	—	0.69	—	11.82	6.90	1.03	0.86	0.86	2.44	28,321	66
05-31-24	10.46	0.28	•	1.30	1.58	0.31	—	—	0.31	—	11.73	15.27	0.50	0.49	0.49	2.56	100	116
05-31-23	11.31	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22	•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32	•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include expenses of the Underlying Funds.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Income & Growth Fund (“Global Income & Growth” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has experienced a rising market interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of November 30, 2024, the Fund did not have any open OTC derivatives.

D. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

There were no open forward foreign currency contracts at November 30, 2024.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

During the period ended November 30, 2024, there were no open futures contracts.

E. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended November 30, 2024, the Fund had written exchange-traded options on equity securities to

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generate income from option premiums. The Fund had an average notional value on written exchange-traded options of $3,998,633. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at November 30, 2024.

F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

There were no open total return swaps at November 30, 2024.

G. Equity-Linked Notes. The Fund invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

notes is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Fund records the net change in the fair value of the equity-linked note on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund. Please refer to the Portfolio of Investments for open equity-linked notes at November 30, 2024.

H. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays capital gain distributions, if any, at least annually. Effective November 1, 2024, dividend distributions, if any, are declared and paid at least monthly to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. Prior to November 1, 2024, the Fund paid dividend distributions, if any, at least annually. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Convertible Securities. The Fund may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

J. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

K. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

L. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$136,863,508	$153,051,002

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; 0.750% on the Fund’s average daily net assets invested in direct investments; and 0.40% the Fund’s average daily net assets invested in all other investments.

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$634	$—
Contingent Deferred Sales Charges:	$—	$26

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	26.00%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $5,851.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1)(2):

Class A	Class C	Class I	Class R6	Class W
1.10%	1.85%	0.85%	0.85%	0.85%

(1)	Prior to May 1, 2024, these operating expense limits took into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Prior to May 1, 2024, the expense limits were 1.15%, 1.90%, 0.90%, 0.90% and 0.90% for Class A, Class C, Class I, Class R6 and Class W, respectively.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

As of November 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

November 30,
2025	2026	2027	Total
$73,164	$22,515	$49,693	$145,372

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2024, are as follows:

	November 30,
	2025	2026	2027	Total
Class A	$ 109,313	$74,231	$97,767	$ 281,311
Class C	1,374	864	3,015	5,253
Class I	6,775	4,979	10,734	22,488
Class R6	1,827	—	47	1,874
Class W	120	86	3,584	3,790

The Expense Limitation Agreement is contractual through October 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended November 30, 2024.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2024	334,055	20,771,677	760,962	(1,399,464)	—	20,467,230	3,731,325	237,650,702	8,540,281	(15,973,632)	—	233,948,676
5/31/2024	158,316	—	233,792	(975,592)	—	(583,484)	1,715,182	—	2,578,726	(10,639,064)	—	(6,345,156)
Class C
11/30/2024	2,023	1,676,811	21,365	(105,509)	—	1,594,690	23,416	19,592,921	247,978	(1,229,528)	—	18,634,787
5/31/2024	14,094	—	1,667	(31,202)	—	(15,441)	159,466	—	18,853	(348,220)	—	(169,901)
Class I
11/30/2024	462,781	5,206,958	131,844	(901,021)	—	4,900,562	5,401,971	61,044,485	1,521,667	(10,602,374)	—	57,365,749
5/31/2024	826,300	—	34,610	(1,026,039)	—	(165,129)	9,388,100	—	390,051	(11,521,856)	—	(1,743,705)
Class R6
11/30/2024	9,451	26,847	4,730	(11,197)	—	29,831	110,239	316,071	54,310	(130,539)	—	350,081
5/31/2024	19,524	—	1,703	(8,905)	—	12,322	219,640	—	19,247	(96,381)	—	142,506
Class W
11/30/2024	17,208	2,458,057	28,096	(116,356)	—	2,387,005	201,594	28,770,571	328,205	(1,361,005)	—	27,939,365
5/31/2024	51	—	260	(2,861)	—	(2,550)	569	—	2,919	(31,884)	—	(28,396)

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2024		Year Ended May 31, 2023
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$3,185,240	$—	$1,315,105	$3,346,350

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss	Total Distributable
Income	Capital Gains	(Depreciation)	Carryforward	Earnings/(Loss)
$57,681	$5,879,705	$2,061,448	$—	$7,998,834

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

During the period ended November 30, 2024, the Fund did not participate in the securities lending program.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 13 — REORGANIZATIONS

On October 25, 2024, Global Income & Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Global Diversified Payment Fund (“Acquired Fund 1”) and Voya Global Perspectives® Fund (“Acquired Fund 2”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2024, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended November 30, 2024, are as follows (Unaudited):

Net investment income	$12,377,397
Net realized and unrealized loss on investments	$76,285,804
Net decrease in net assets resulting from operations	$88,663,201

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s statement of operations since October 25, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

	Total Net		Acquired Funds’
	Assets of	Total Net Assets of	Capital Loss	Acquired Funds’	Funds’
	Acquired	Acquiring Fund	Carryforwards	Unrealized	Conversion
Acquired Funds	Funds (000s)	(000s)	(000s)	Depreciation (000s)	Ratio
Acquired Fund 1	$237,081	$128,445	$(11,693)	$(1,664)	0.5996
Acquired Fund 2	$110,294	$128,445	$(10,669)	$(785)	0.9321

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $475,819,963.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the Fund declared and paid dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0640	January 2, 2025	December 30, 2024
Class C	$0.0580	January 2, 2025	December 30, 2024
Class I	$0.0680	January 2, 2025	December 30, 2024
Class R6	$0.0680	January 2, 2025	December 30, 2024
Class W	$0.0680	January 2, 2025	December 30, 2024

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 31.7%
	Australia: 0.8%
35,268	Aristocrat Leisure Ltd.	$1,564,008	0.3
41,310	Goodman Group	1,025,615	0.2
5,395	REA Group Ltd.	889,802	0.2
4,908	WiseTech Global Ltd.	412,338	0.1
		3,891,763	0.8
	Belgium: 0.2%
4,735	UCB SA	928,541	0.2

	Canada: 1.8%
4,015	Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	338,946	0.1
3,947	Agnico Eagle Mines Ltd.	333,206	0.1
16,960	Canadian Imperial Bank of Commerce	1,100,907	0.2
685	Constellation Software, Inc.	2,316,274	0.5
14,140	Dollarama, Inc.	1,472,931	0.3
475	Fairfax Financial Holdings Ltd.	673,899	0.1
9,877	Royal Bank of Canada	1,242,765	0.3
4,466	WSP Global, Inc.	794,186	0.2
		8,273,114	1.8
	China: 0.3%
24,704	Tencent Holdings Ltd., ADR	1,274,726	0.3

	France: 0.1%
2,565	EssilorLuxottica SA	623,483	0.1

	Germany: 1.7%
55,433	Deutsche Telekom AG, Reg	1,773,350	0.4
1,745	Linde PLC DE	804,741	0.2
2,056	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,075,840	0.2
12,575	SAP SE	2,986,126	0.6
40,354	Vonovia SE	1,338,531	0.3
		7,978,588	1.7
	Hong Kong: 0.2%
57,605	Techtronic Industries Co. Ltd.	819,899	0.2

	Ireland: 0.6%
1,850	Accenture PLC - Class A	670,385	0.1
11,453	CRH PLC IE	1,175,033	0.3
20,942	Experian PLC	1,001,101	0.2
		2,846,519	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy: 0.4%
2,408	Ferrari NV	$1,045,457	0.2
23,646	UniCredit SpA	908,285	0.2
		1,953,742	0.4
	Japan: 1.8%
33,995	Canon, Inc.	1,107,482	0.2
16,635	Chugai Pharmaceutical Co. Ltd.	732,080	0.2
2,275	Fast Retailing Co. Ltd.	779,579	0.2
54,550	Hitachi Ltd.	1,374,706	0.3
25,630	JMDC, Inc.	705,033	0.2
19,215	Otsuka Holdings Co. Ltd.	1,116,503	0.2
41,345	Sumitomo Electric Industries Ltd.	798,233	0.2
31,385	Terumo Corp.	641,038	0.1
26,835	Tokio Marine Holdings, Inc.	1,000,640	0.2
		8,255,294	1.8
	Netherlands: 0.5%
2,150 (1)	Argenx SE, ADR	1,325,582	0.3
5,798	Wolters Kluwer NV, ADR	967,327	0.2
		2,292,909	0.5
	Poland: 0.2%
50,030 (1)	InPost SA	876,116	0.2

	Singapore: 0.2%
230,775	Singapore Technologies Engineering Ltd.	775,694	0.2

	Spain: 0.2%
14,530	Industria de Diseno Textil SA	801,810	0.2

	Taiwan: 0.4%
38,930	Asia Vital Components Co. Ltd.	781,756	0.2
5,635	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,040,559	0.2
		1,822,315	0.4
	United Kingdom: 2.5%
28,225	3i Group PLC	1,333,771	0.3
103,141	Barclays PLC, ADR	1,390,341	0.3
37,851	Compass Group PLC	1,296,910	0.3
4,410 (1)	Flutter Entertainment PLC - Class DI	1,213,696	0.3
27,645	RELX PLC - GBP	1,303,292	0.3
224,716 (1)	Rolls-Royce Holdings PLC	1,598,497	0.3
11,860	Shell PLC, ADR	767,816	0.2

See Accompanying Notes to Financial Statements

19

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
53,171	TechnipFMC PLC	$1,667,974	0.3
246,525	Tesco PLC	1,149,904	0.2
		11,722,201	2.5
	United States: 19.6%
10,490	3M Co.	1,400,730	0.3
4,822	AbbVie, Inc.	882,088	0.2
2,889	Air Products and Chemicals, Inc.	965,879	0.2
5,739	Allstate Corp.	1,190,211	0.3
22,785	Alphabet, Inc. - Class A	3,849,526	0.8
23,792 (1)	Amazon.com, Inc.	4,946,119	1.1
5,410	American Tower Corp.	1,130,690	0.2
2,930	Aon PLC - Class A	1,147,212	0.2
30,357	Apple, Inc.	7,204,627	1.5
15,560	Baker Hughes Co.	683,862	0.1
47,990	Bank of America Corp.	2,280,005	0.5
11,430 (1)	Boston Scientific Corp.	1,036,244	0.2
6,603	Broadcom, Inc.	1,070,214	0.2
11,736	Carrier Global Corp.	908,014	0.2
6,218 (1)	CBRE Group, Inc. - Class A	870,458	0.2
10,040 (1)	Chipotle Mexican Grill, Inc.	617,661	0.1
12,840	Coca-Cola Co.	822,787	0.2
2,030	Constellation Energy Corp.	520,817	0.1
13,205	Corteva, Inc.	821,879	0.2
30,876 (1)	Coupang, Inc.	783,015	0.2
2,380 (1)	Crowdstrike Holdings, Inc. - Class A	823,409	0.2
2,650	Cummins, Inc.	993,856	0.2
845	Deere & Co.	393,685	0.1
10,033	DuPont de Nemours, Inc.	838,658	0.2
4,661	Eaton Corp. PLC	1,749,833	0.4
4,966	Ecolab, Inc.	1,235,392	0.3
1,022	Eli Lilly & Co.	812,848	0.2
705	Equinix, Inc.	691,943	0.1
3,975 (1)	Fiserv, Inc.	878,316	0.2
6,335	General Electric Co.	1,153,984	0.2
2,952	Home Depot, Inc.	1,266,792	0.3
2,425	Intercontinental Exchange, Inc.	390,328	0.1
12,344	International Paper Co.	726,198	0.2
2,025 (1)	Intuitive Surgical, Inc.	1,097,550	0.2
9,675	JPMorgan Chase & Co.	2,416,041	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
9,415	KKR & Co., Inc.	$1,533,421	0.3
11,115	Marvell Technology, Inc.	1,030,249	0.2
6,219	Mastercard, Inc. - Class A	3,314,354	0.7
3,079	McDonald’s Corp.	911,415	0.2
1,445	McKesson Corp.	908,182	0.2
6,908	Meta Platforms, Inc. - Class A	3,967,403	0.8
14,961	Microsoft Corp.	6,335,385	1.4
2,390	Moody’s Corp.	1,194,952	0.3
7,220	Morgan Stanley	950,224	0.2
1,330 (1)	Netflix, Inc.	1,179,457	0.3
45,702	NVIDIA Corp.	6,318,301	1.4
3,769	Oracle Corp.	696,662	0.1
560	Parker-Hannifin Corp.	393,624	0.1
3,305	Paycom Software, Inc.	766,496	0.2
3,522	Quanta Services, Inc.	1,213,399	0.3
3,184	Salesforce, Inc.	1,050,688	0.2
1,100 (1)	ServiceNow, Inc.	1,154,384	0.2
4,190 (1)	Tesla, Inc.	1,446,220	0.3
10,583	Tradeweb Markets, Inc. - Class A	1,433,997	0.3
4,018	UnitedHealth Group, Inc.	2,451,784	0.5
18,740	Verizon Communications, Inc.	830,932	0.2
1,995 (1)	Vertex Pharmaceuticals, Inc.	933,919	0.2
15,277	Vornado Realty Trust	657,675	0.1
25,279	Walmart, Inc.	2,338,308	0.5
		91,612,302	19.6
	Uruguay: 0.2%
610 (1)	MercadoLibre, Inc.	1,210,954	0.2
	Total Common Stock (Cost $139,785,842)	147,959,970	31.7
CORPORATE BONDS/NOTES: 32.0%
	Australia: 0.7%
3,320,000 (2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	3,045,530	0.7

	Bermuda: 0.4%
1,695,000 (2)	NCL Corp. Ltd., 8.375%, 02/01/2028	1,774,924	0.4

	Canada: 3.4%
2,925,000 (2)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,976,214	0.6

See Accompanying Notes to Financial Statements

20

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
4,235,000 (2)	Bombardier, Inc., 7.500%, 02/01/2029	$4,426,981	1.0
3,990,000 (2)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	4,029,210	0.9
4,930,000 (2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	4,420,384	0.9
		15,852,789	3.4
	Finland: 0.3%
1,530,000 (2)	Amer Sports Co., 6.750%, 02/16/2031	1,562,161	0.3

	Guatemala: 0.8%
3,630,000 (2)	Millicom International Cellular SA, 7.375%, 04/02/2032	3,711,675	0.8

	Mexico: 0.9%
4,075,000 (2)	Cemex SAB de CV, 5.200%, 09/17/2030	4,004,961	0.9

	Netherlands: 0.7%
3,415,000 (2)	Trivium Packaging Finance BV, 8.500%, 08/15/2027	3,424,209	0.7

	United Kingdom: 0.6%
3,205,000 (2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	3,044,736	0.6

	United States: 24.2%
1,970,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	2,018,589	0.4
1,555,000	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,560,344	0.3
1,490,000 (2)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	1,569,575	0.3
1,505,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	1,567,018	0.3
1,930,000 (2)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,974,676	0.4
2,430,000 (2)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	2,390,663	0.5
2,330,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	2,419,439	0.5
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
1,530,000 (2)	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.000%, 06/15/2029	$1,571,676	0.3
1,925,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	2,013,376	0.4
1,140,000 (2)	Chemours Co., 8.000%, 01/15/2033	1,147,211	0.3
1,560,000 (2)	Churchill Downs, Inc., 6.750%, 05/01/2031	1,598,863	0.4
1,390,000 (2)	CITGO Petroleum Corp., 8.375%, 01/15/2029	1,447,852	0.3
1,890,000 (2)	Civitas Resources, Inc., 8.750%, 07/01/2031	2,005,961	0.4
1,580,000 (2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	1,590,005	0.4
2,335,000 (2)	CNX Resources Corp., 7.375%, 01/15/2031	2,424,425	0.5
1,515,000 (2)	Coherent Corp., 5.000%, 12/15/2029	1,462,646	0.3
1,635,000 (2)	Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029	1,581,288	0.3
2,020,000 (2)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	2,069,708	0.5
1,840,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	1,955,476	0.4
2,165,000 (2)	Frontier Communications Holdings LLC, 8.750%, 05/15/2030	2,309,546	0.5
3,070,000 (2)	Gen Digital, Inc., 7.125%, 09/30/2030	3,180,828	0.7
2,965,000 (2)	GFL Environmental, Inc., 6.750%, 01/15/2031	3,078,542	0.7
1,810,000	Goodyear Tire & Rubber Co., 5.250%, 07/15/2031	1,666,704	0.4
330,000 (2)	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.000%, 06/01/2029	313,789	0.1
2,345,000 (2)	Iron Mountain, Inc., 7.000%, 02/15/2029	2,423,175	0.5

See Accompanying Notes to Financial Statements

21

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
1,895,000 (2)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027	$1,942,274	0.4
2,330,000 (2)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	2,376,175	0.5
3,060,000 (2)	Nationstar Mortgage Holdings, Inc., 7.125%, 02/01/2032	3,159,802	0.7
1,435,000	Navient Corp., 9.375%, 07/25/2030	1,581,988	0.4
2,225,000 (2)	Nexstar Media, Inc., 5.625%, 07/15/2027	2,194,537	0.5
1,500,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	1,579,764	0.3
2,920,000	OneMain Finance Corp., 9.000%, 01/15/2029	3,110,067	0.7
2,270,000 (2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	2,346,665	0.5
2,240,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,296,477	0.5
1,420,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	1,410,663	0.3
2,180,000 (2)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	2,306,039	0.5
2,010,000 (2)	Performance Food Group, Inc., 6.125%, 09/15/2032	2,030,337	0.4
1,565,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,577,806	0.3
2,400,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	2,396,643	0.5
1,865,000 (2)	PRA Group, Inc., 8.375%, 02/01/2028	1,923,749	0.4
1,530,000 (2)	Royal Caribbean Cruises Ltd., 6.250%, 03/15/2032	1,564,381	0.3
1,965,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,974,944	0.4
1,850,000	Seagate HDD Cayman, 8.500%, 07/15/2031	1,997,095	0.4
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
1,520,000 (2)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	$1,468,322	0.3
2,370,000 (2)	SM Energy Co., 7.000%, 08/01/2032	2,383,290	0.5
1,570,000 (2)	Station Casinos LLC, 6.625%, 03/15/2032	1,575,153	0.3
1,735,000	TEGNA, Inc., 5.000%, 09/15/2029	1,640,858	0.4
2,680,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,688,861	0.6
815,000 (2)	Tenneco, Inc., 8.000%, 11/17/2028	775,567	0.2
1,505,000 (2)	TransDigm, Inc., 6.000%, 01/15/2033	1,506,159	0.3
1,325,000 (2)	TransDigm, Inc., 6.625%, 03/01/2032	1,358,839	0.3
1,545,000 (2)	Transocean, Inc., 8.500%, 05/15/2031	1,568,425	0.3
1,765,000 (2)	Tronox, Inc., 4.625%, 03/15/2029	1,626,982	0.4
2,325,000 (2)	UKG, Inc., 6.875%, 02/01/2031	2,391,673	0.5
1,940,000	USA Compression Partners L.P. / USA Compression Finance Corp., 6.875%, 09/01/2027	1,953,699	0.4
1,975,000 (2)	Weatherford International Ltd., 8.625%, 04/30/2030	2,058,511	0.5
1,895,000 (2)	WESCO Distribution, Inc., 7.250%, 06/15/2028	1,940,562	0.4
3,000,000 (2)	XPO, Inc., 7.125%, 06/01/2031	3,112,947	0.7
		113,160,629	24.2
	Total Corporate Bonds/Notes (Cost $149,214,533)	149,581,614	32.0
CONVERTIBLE BONDS/NOTES: 28.2%
	Australia: 0.4%
1,600,000 (3)	Glencore Funding LLC, GLEN, 2.160%, 03/27/2025	1,588,861	0.3
500,000	Telix Pharmaceuticals Ltd., 2.375%, 07/30/2029	400,890	0.1
		1,989,751	0.4
	Canada: 0.5%
2,430,000	Shopify, Inc., 0.125%, 11/01/2025	2,510,810	0.5

See Accompanying Notes to Financial Statements

22

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	China: 2.5%
3,445,000 (2)	Alibaba Group Holding Ltd., 0.500%, 06/01/2031	$3,734,613	0.8
700,000	GDS Holdings Ltd., 4.500%, 01/31/2030	797,573	0.2
1,200,000	Lenovo Group Ltd., 2.500%, 08/26/2029	1,469,056	0.3
1,200,000	Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/2029	1,413,549	0.3
1,820,000 (2)	Trip.com Group Ltd., 0.750%, 06/15/2029	2,149,427	0.5
700,000 (3)	Xiaomi Best Time International Ltd., (1.120)%, 12/17/2027	724,489	0.2
1,125,000	ZTO Express Cayman, Inc., 1.500%, 09/01/2027	1,102,299	0.2
		11,391,006	2.5
	Denmark: 0.2%
880,000	Ascendis Pharma A/S, 2.250%, 04/01/2028	970,772	0.2

	France: 0.9%
41,000	Accor SA, 0.700%, 12/07/2027	2,377,769	0.5
61,000 (3)	Veolia Environnement SA, 01/01/2025	1,959,178	0.4
		4,336,947	0.9
	Germany: 0.8%
900,000	MTU Aero Engines AG MTX, 0.050%, 03/18/2027	991,191	0.2
1,700,000	RAG-Stiftung, 1.875%, 11/16/2029	1,914,042	0.4
400,000	Rheinmetall AG A, 1.875%, 02/07/2028	859,333	0.2
		3,764,566	0.8
	Hong Kong: 0.5%
2,400,000	Gold Pole Capital Co. Ltd., 1.000%, 06/25/2029	2,413,149	0.5

	Japan: 0.3%
180,000,000 (3)	Daiwa House Industry Co. Ltd., (0.620)%, 03/30/2029	1,236,173	0.3

	Macao: 0.2%
800,000 (2)	Wynn Macau Ltd., 4.500%, 03/07/2029	812,191	0.2
Shares		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Netherlands: 0.1%
400,000	BE Semiconductor Industries NV, 1.875%, 04/06/2029	$550,092	0.1

	New Zealand: 0.5%
1,300,000 (3)	Xero Investments Ltd., 0.490%, 12/02/2025	1,293,572	0.3
1,000,000	Xero Investments Ltd., 1.625%, 06/12/2031	1,202,500	0.2
		2,496,072	0.5
	Singapore: 0.9%
1,215,000	Sea Ltd., 2.375%, 12/01/2025	1,622,054	0.4
2,400,000 (3)	STMicroelectronics NV A, 4.970%, 08/04/2025	2,321,740	0.5
		3,943,794	0.9
	South Korea: 0.7%
800,000	Delivery Hero SE, 3.250%, 02/21/2030	945,616	0.2
1,400,000	SK Hynix, Inc., 1.750%, 04/11/2030	2,100,729	0.5
		3,046,345	0.7
	Spain: 1.0%
2,100,000	Cellnex Telecom SA, CLNX, 0.500%, 07/05/2028	2,355,713	0.5
2,100,000	Iberdrola Finanzas SA, IBE, 0.800%, 12/07/2027	2,467,864	0.5
		4,823,577	1.0
	Sweden: 0.5%
1,500,000	Fastighets AB Balder, 3.500%, 02/23/2028	2,095,536	0.5

	Switzerland: 0.2%
800,000	ELM BV for Swiss Prime Site AG, 1.625%, 05/31/2030	1,065,014	0.2

	United Kingdom: 0.3%
1,200,000	International Consolidated Airlines Group SA IAG, 1.125%, 05/18/2028	1,433,771	0.3

	United States: 17.7%
670,000 (2)	Alignment Healthcare, Inc., 4.250%, 11/15/2029	762,194	0.2
685,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	759,032	0.2
1,540,000	American Airlines Group, Inc., 6.500%, 07/01/2025	1,665,880	0.3

See Accompanying Notes to Financial Statements

23

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States: (continued)
635,000 (2)	Applied Digital Corp., 2.750%, 06/01/2030	$810,531	0.2
525,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	1,488,797	0.3
550,000	Bloom Energy Corp., 2.500%, 08/15/2025	939,155	0.2
1,510,000	Coinbase Global, Inc., 0.500%, 06/01/2026	1,697,240	0.4
935,000	Datadog, Inc., 0.125%, 06/15/2025	1,554,922	0.3
1,550,000 (2)	Digital Realty Trust L.P., 1.875%, 11/15/2029	1,667,999	0.3
390,000	Envista Holdings Corp., 2.375%, 06/01/2025	449,020	0.1
580,000 (2)	Exact Sciences Corp., 1.750%, 04/15/2031	554,241	0.1
690,000 (2)	Federal Realty OP L.P., 3.250%, 01/15/2029	719,543	0.1
495,000	Fluor Corp., 1.125%, 08/15/2029	682,445	0.1
1,380,000 (2)	Galaxy Digital Holdings L.P., 2.500%, 12/01/2029	1,467,782	0.3
1,535,000 (2)	Global Payments, Inc., 1.500%, 03/01/2031	1,557,321	0.3
1,210,000 (2)	Guidewire Software, Inc., 1.250%, 11/01/2029	1,281,789	0.3
810,000	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	772,983	0.2
405,000	HubSpot, Inc., 0.375%, 06/01/2025	1,030,713	0.2
820,000	IMAX Corp., 0.500%, 04/01/2026	897,615	0.2
1,190,000	Insulet Corp., 0.375%, 09/01/2026	1,521,912	0.3
1,025,000 (2)	iRhythm Technologies, Inc., 1.500%, 09/01/2029	979,024	0.2
345,000 (2)	Itron, Inc., 1.375%, 07/15/2030	385,966	0.1
730,000 (2)	Liberty Broadband Corp., 3.125%, 03/31/2053	745,692	0.2
1,145,000	Liberty Media Corp.- Liberty Formula One, 2.250%, 08/15/2027	1,349,169	0.3
1,800,000	Live Nation Entertainment, Inc., 2.000%, 02/15/2025	2,357,010	0.5
Shares		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States: (continued)
1,975,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	$2,218,912	0.5
575,000	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/2026	945,253	0.2
695,000 (2)	Merit Medical Systems, Inc., 3.000%, 02/01/2029	929,287	0.2
1,095,000 (2)	Meritage Homes Corp., 1.750%, 05/15/2028	1,185,337	0.2
2,105,000 (2)(3)	MicroStrategy, Inc., 1.020%, 12/01/2029	2,001,035	0.4
770,000 (2)	MKS Instruments, Inc., 1.250%, 06/01/2030	788,379	0.2
570,000	MongoDB, Inc., 0.250%, 01/15/2026	904,010	0.2
1,095,000 (2)	MP Materials Corp., 3.000%, 03/01/2030	1,348,054	0.3
5,135,000	NCL Corp. Ltd., 1.125%, 02/15/2027	5,443,999	1.2
1,000,000	Nutanix, Inc., 0.250%, 10/01/2027	1,271,797	0.3
1,510,000	ON Semiconductor Corp., 0.500%, 03/01/2029	1,496,293	0.3
1,165,000 (2)	OSI Systems, Inc., 2.250%, 08/01/2029	1,300,722	0.3
680,000	PAR Technology Corp., 1.500%, 10/15/2027	833,645	0.2
145,000 (2)	Parsons Corp., 2.625%, 03/01/2029	173,595	0.0
4,340,000 (2)	PG&E Corp., 4.250%, 12/01/2027	4,884,838	1.0
680,000 (2)	Progress Software Corp., 3.500%, 03/01/2030	832,054	0.2
890,000 (2)	Repligen Corp., 1.000%, 12/15/2028	931,474	0.2
1,085,000	Rivian Automotive, Inc., 3.625%, 10/15/2030	950,107	0.2
740,000	Sarepta Therapeutics, Inc., 1.250%, 09/15/2027	856,519	0.2
2,900,000	Schneider Electric SE, SUFP, 1.625%, 06/28/2031	3,291,616	0.7
840,000	Seagate HDD Cayman, 3.500%, 06/01/2028	1,127,447	0.2
485,000	Semtech Corp., 1.625%, 11/01/2027	882,990	0.2

See Accompanying Notes to Financial Statements

24

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States: (continued)
1,585,000	Shift4 Payments, Inc., 0.500%, 08/01/2027	$1,810,004	0.4
795,000	Snap, Inc., 0.750%, 08/01/2026	783,751	0.2
1,755,000 (2)(3)	Snowflake, Inc., (5.400)%, 10/01/2029	2,295,593	0.5
735,000 (3)	Spotify USA, Inc., (6.570)%, 03/15/2026	802,473	0.2
770,000 (2)	Synaptics, Inc., 0.750%, 12/01/2031	809,131	0.2
1,035,000 (2)	Terawulf, Inc., 2.750%, 02/01/2030	1,297,934	0.3
595,000	Tetra Tech, Inc., 2.250%, 08/15/2028	724,433	0.1
825,000	Travere Therapeutics, Inc., 2.250%, 03/01/2029	812,603	0.2
2,095,000 (3)	Uber Technologies, Inc., (6.350)%, 12/15/2025	2,243,195	0.5
670,000 (2)	UGI Corp., 5.000%, 06/01/2028	798,487	0.2
705,000 (2)	Varonis Systems, Inc., 1.000%, 09/15/2029	708,272	0.1
630,000	Wayfair, Inc., 3.250%, 09/15/2027	691,594	0.1
2,365,000 (2)	Welltower OP LLC, 3.125%, 07/15/2029	2,856,723	0.6
785,000	Western Digital Corp., 3.000%, 11/15/2028	1,213,379	0.3
970,000	Wolfspeed, Inc., 0.250%, 02/15/2028	458,470	0.1
710,000	Zillow Group, Inc., 2.750%, 05/15/2025	918,740	0.2
620,000	Zscaler, Inc., 0.125%, 07/01/2025	871,601	0.2
		82,791,721	17.7
	Total Convertible Bonds/Notes (Cost $127,293,489)	131,671,287	28.2
PREFERRED STOCK: 1.6%
	United States: 1.6%
12,710	Apollo Global Management, Inc.	1,169,254	0.2
29,685	Ares Management Corp.	1,651,080	0.3
21,980	Boeing Co.	1,196,811	0.3
13,915	Hewlett Packard Enterprise Co.	860,782	0.2
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	United States: (continued)
54,850	NextEra Energy, Inc.	$2,864,541	0.6
		7,742,468	1.6
	Total Preferred Stock (Cost $7,391,531)	7,742,468	1.6
EQUITY-LINKED NOTES: 1.7%
	Canada: 0.2%
680,000 (2)(4)	National Bank of Canada, 1.500% (Guarantor: National Bank of Canada, Index: iShares MSCI India ETF), 09/27/2027	700,264	0.2

	United Kingdom: 0.4%
2,000,000 (4)	Barclays Bank PLC, 1.250% (Guarantor: Barclays Bank PLC, Index: iShares MSCI India ETF), 11/04/2027	2,068,000	0.4

	United States: 1.1%
4,000,000 (4)	GS Finance Corp., 1.500% (Guarantor: The Goldman Sachs Group, Inc., Index: iShares MSCI India ETF), 08/23/2027	4,313,600	0.9
630,000 (4)	GS Finance Corp., 4.000% (Guarantor: The Goldman Sachs Group, Inc., Index Stock: Palo Alto Networks, Inc.), 09/28/2026	862,911	0.2
		5,176,511	1.1
	Total Equity-Linked Notes (Cost $8,117,502)	7,944,775	1.7
	Total Long-Term Investments (Cost $431,802,897)	444,900,114	95.2

See Accompanying Notes to Financial Statements

25

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Mutual Funds: 3.7%
17,443,011 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $17,443,011)	$17,443,011	3.7
	Total Short-Term Investments (Cost $17,443,011)	$17,443,011	3.7
	Total Investments in Securities (Cost $449,245,908)	$462,343,125	98.9
	Assets in Excess of Other Liabilities	4,921,736	1.1
	Net Assets	$467,264,861	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	Rate shown is the 7-day yield as of November 30, 2024.

Sector Diversification
as of November 30, 2024
(as a percentage of net assets)
Industrial	10.3%
Technology	9.4%
Financial	9.0%
Consumer, Cyclical	8.4%
Communications	8.5%
Information Technology	8.4%
Consumer, Non-cyclical	6.1%
Energy	4.8%
Financials	4.7%
Consumer Discretionary	4.3%
Basic Materials	3.9%
Industrials	3.8%
Health Care	3.0%
Communication Services	3.0%
Utilities	2.3%
Preferred Stock	1.6%
Materials	1.6%
Real Estate	1.2%
Consumer Staples	0.9%
Assets in Excess of Other Liabilities*	4.8%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

26

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,891,763	$—	$3,891,763
Belgium	—	928,541	—	928,541
Canada	8,273,114	—	—	8,273,114
China	1,274,726	—	—	1,274,726
France	—	623,483	—	623,483
Germany	—	7,978,588	—	7,978,588
Hong Kong	—	819,899	—	819,899
Ireland	670,385	2,176,134	—	2,846,519
Italy	1,045,457	908,285	—	1,953,742
Japan	—	8,255,294	—	8,255,294
Netherlands	2,292,909	—	—	2,292,909
Poland	—	876,116	—	876,116
Singapore	—	775,694	—	775,694
Spain	—	801,810	—	801,810
Taiwan	1,040,559	781,756	—	1,822,315
United Kingdom	3,826,131	7,896,070	—	11,722,201
United States	91,612,302	—	—	91,612,302
Uruguay	1,210,954	—	—	1,210,954
Total Common Stock	111,246,537	36,713,433	—	147,959,970
Convertible Bonds/Notes	—	131,671,287	—	131,671,287
Corporate Bonds/Notes	—	149,581,614	—	149,581,614
Equity-Linked Notes	—	—	7,944,775	7,944,775
Preferred Stock	—	7,742,468	—	7,742,468
Short-Term Investments	17,443,011	—	—	17,443,011
Total Investments, at fair value	$128,689,548	$325,708,802	$7,944,775	$462,343,125
Liabilities Table
Other Financial Instruments+
Written Options	$(21,930)	$—	$—	$(21,930)
Total Liabilities	$(21,930)	$—	$—	$(21,930)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At November 30, 2024, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3M Co.	Call	12/20/24	140.00 USD	52	USD	694,356	$1,720	$(3,796)
AbbVie, Inc.	Call	12/20/24	190.00 USD	16	USD	292,688	150	(1,728)
Allstate Corp. (The)	Call	12/20/24	210.00 USD	14	USD	290,346	1,185	(4,858)
Eli Lilly & Co.	Call	12/20/24	900.00 USD	5	USD	397,675	1,091	(1,240)
General Electric Co.	Call	12/20/24	195.00 USD	32	USD	582,912	3,687	(3,040)
Intuitive Surgical, Inc.	Call	12/20/24	600.00 USD	10	USD	542,000	791	(500)
JPMorgan Chase & Co.	Call	12/20/24	260.00 USD	48	USD	1,198,656	3,395	(6,768)
							$12,019	$(21,930)

See Accompanying Notes to Financial Statements

27

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Currency Abbreviations:	USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$21,930
Total Liability Derivatives		$21,930

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(13,986)
Total	$(13,986)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(9,912)
Total	$(9,912)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2024:

Equity-Linked Notes*
Beginning balance at May 31, 2024	$1,644,212
Purchases	8,520,393
Sales	(2,038,281)
Accrued discounts/(premiums)	—
Total realized gain (loss)	(8,822)
Net change in unrealized appreciation (depreciation)**	(172,727)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at November 30, 2024	$7,944,775
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of November 30, 2024**	$(172,727)

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at November 30, 2024 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements

28

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $450,066,016.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,281,940
Gross Unrealized Depreciation	(4,211,229)
Net Unrealized Appreciation	$13,070,711

See Accompanying Notes to Financial Statements

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Income & Growth Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution related expense incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, five-year and ten-year periods, the third quintile for the year-to-date period, and the fourth quintile for the three-year period; and (2) the Fund underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) recent changes to the Fund’s investment strategy, portfolio management team and benchmark in May 2024 and its continued evaluation of the changes.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile; and (2) that in connection with the changes effective in May 2024, the contractual management fee rate was reduced and the comparison data did not yet account for such reduction.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

33

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163311 (1124)

Semi-Annual Financial Statements and Other Information

November 30, 2024

Voya VACS Series MCV Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$142,738,820
Short-term investments at fair value†	1,843,377
Cash	2,615
Receivables:
Dividends	159,481
Interest	11
Foreign tax reclaims	1,060
Prepaid expenses	10,823
Other assets	322
Total assets	144,756,509

LIABILITIES:
Payable for investment securities purchased	91,534
Payable for fund shares redeemed	291,036
Payable upon receipt of securities loaned	295,081
Payable to trustees under the deferred compensation plan (Note 5)	322
Payable for trustee fees	349
Other accrued expenses and liabilities	7,997
Total liabilities	686,319
NET ASSETS	$144,070,190

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$113,544,296
Total distributable earnings	30,525,894
NET ASSETS	$144,070,190

+ Including securities loaned at value	$288,371
* Cost of investments in securities	$124,072,092
† Cost of short-term investments	$1,843,377

Net assets	$144,070,190
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	10,842,041
Net asset value and redemption price per share	$13.29

See Accompanying Notes to Financial Statements

1

STATEMENT OF OPERATIONS for the six months ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,379,087
Securities lending income, net	334
Other	376
Total investment income	1,379,797

EXPENSES:
Transfer agent fees	97
Shareholder reporting expense	1,261
Registration fees	17,178
Professional fees	52,143
Custody and accounting expense	10,564
Trustee fees	3,493
Miscellaneous expense	1,817
Total expenses	86,553
Net investment income	1,293,244

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,205,417
Sale of investments in affiliates	(1,303)
Net realized gain	5,204,114
Net change in unrealized appreciation (depreciation) on:
Investments	8,757,134
Sale of investments in affiliates	(1,248)
Net change in unrealized appreciation (depreciation)	8,755,886
Net realized and unrealized gain	13,960,000
Increase in net assets resulting from operations	$15,253,244

* Foreign taxes withheld	$1,506

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$1,293,244	$1,870,056
Net realized gain	5,204,114	5,716,740
Net change in unrealized appreciation (depreciation)	8,755,886	11,261,354
Increase in net assets resulting from operations	15,253,244	18,848,150

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	—	(2,573,681)
Total distributions	—	(2,573,681)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,268,234	67,451,945
Reinvestment of distributions	—	2,573,681
	12,268,234	70,025,626
Cost of shares redeemed	(35,533,775)	(17,609,026)
Net increase (decrease) in net assets resulting from capital share transactions	(23,265,541)	52,416,600
Net increase (decrease) in net assets	(8,012,297)	68,691,069

NET ASSETS:
Beginning of year or period	152,082,487	83,391,418
End of year or period	$144,070,190	$152,082,487

See Accompanying Notes to Financial Statements

3

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
11-30-24+	11.86	0.11	•	1.32	1.43	—	—	—	—	—	13.29	12.06	0.12	0.12	0.12	1.85	144,070	27
05-31-24	9.93	0.20	•	2.04	2.24	0.15	0.16	—	0.31	—	11.86	22.84	0.12	0.12	0.12	1.84	152,082	48
03-24-23(4)-
05-31-23	10.00	0.04	•	(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment

Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA).

The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

5

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than

6

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$37,289,194	$56,304,864

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to the Fund. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Percentage
Voya Investment Trust Co.	100%

The Investment Adviser may direct the Fund’s sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the fund’s selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Fund’s, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses and acquired fund fees and expenses to 0.15% of average net assets.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2024, the Fund did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other fund’s managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other fund’s managed by the Investment Adviser. The fund’s to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal fund’s rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended November 30, 2024, the Fund did not utilize the line of credit.

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
11/30/2024	993,056	—	—	(2,977,830)	—	(1,984,774)	12,268,234	—	—	(35,533,775)	—	(23,265,541)
5/31/2024	5,786,067	—	240,904	(1,599,968)	—	4,427,003	67,451,945	—	2,573,681	(17,609,026)	—	52,416,600

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market fund’s, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment fund’s, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Investment Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2024:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$975	$(975)	$—
Citadel Clearing LLC	287,396	(287,396)	—
Total	$288,371	$(288,371)	$—

(1)	Cash collateral with a fair value of $295,081 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Year Ended May 31, 2024
Ordinary Income	Long-term Capital Gains
$2,549,175	$24,506

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)

$4,156,838	$1,300,624	$9,815,188	$—	$15,272,650

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the Fund declared and paid dividends and distributions of:

Type	Per Share Amount	Payable Date	Record Date
NII	$ 0.2180	December 13, 2024	December 11, 2024

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

STCG	$ 0.3407	December 13, 2024	December 11, 2024
LTCG	$ 0.5318	December 13, 2024	December 11, 2024

NII - Net investment income
STCG - Short-term capital gain

LTCG - Long-term capital gain

Registration: The Fund’s Board approved the registration of the Fund’s shares under the 1933 Act, with a proposed effectiveness on or about February 28, 2025.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

11

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 0.7%
367 (1)	Charter Communications, Inc. - Class A	$145,686	0.1
647	Electronic Arts, Inc.	105,895	0.1
1,961	Fox Corp. - Class A	92,402	0.1
3,725 (1)	Frontier Communications Parent, Inc.	129,667	0.1
1,791	Interpublic Group of Cos., Inc.	55,181	0.0
2,346 (1)	Liberty Global Ltd. - Class C	34,299	0.0
1,883	New York Times Co. - Class A	102,172	0.1
2,694	News Corp. - Class A	79,069	0.1
263	Nexstar Media Group, Inc.	44,865	0.0
1,670	Omnicom Group, Inc.	175,049	0.1
		964,285	0.7
	Consumer Discretionary: 10.1%
1,017	Advance Auto Parts, Inc.	42,053	0.0
13,650 (1)	Aptiv PLC	757,985	0.5
1,932	Aramark	78,613	0.1
1,794	Best Buy Co., Inc.	161,460	0.1
50,819	BorgWarner, Inc.	1,744,108	1.2
748	Carter’s, Inc.	40,818	0.0
883 (2)	Columbia Sportswear Co.	77,033	0.1
1,518	D.R. Horton, Inc.	256,208	0.2
397	Dick’s Sporting Goods, Inc.	82,274	0.1
615	Dollar General Corp.	47,521	0.0
1,187 (1)	Dollar Tree, Inc.	84,598	0.1
144	Domino’s Pizza, Inc.	68,571	0.0
25,506	eBay, Inc.	1,614,275	1.1
8,850 (1)	Expedia Group, Inc.	1,633,887	1.1
324 (1)	Floor & Decor Holdings, Inc. - Class A	36,356	0.0
1,052	Garmin Ltd.	223,655	0.2
5,187	Gentex Corp.	158,515	0.1
990	Genuine Parts Co.	125,463	0.1
499 (1)	Grand Canyon Education, Inc.	82,130	0.1
4,756	H&R Block, Inc.	281,936	0.2
1,429	Harley-Davidson, Inc.	48,057	0.0
2,917	Hilton Worldwide Holdings, Inc.	739,284	0.5
476	Lear Corp.	46,572	0.0
1,397	Lennar Corp. - Class A	243,623	0.2
1,074	LKQ Corp.	42,197	0.0
3,572 (1)	Mattel, Inc.	67,939	0.0
28 (1)	NVR, Inc.	258,596	0.2
484 (1)	Ollie’s Bargain Outlet Holdings, Inc.	47,892	0.0
2,714	PulteGroup, Inc.	367,123	0.3
480	PVH Corp.	52,018	0.0
4,732	Ralph Lauren Corp.	1,094,985	0.8
12,077	Ross Stores, Inc.	1,870,365	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
791	Service Corp. International	$70,075	0.1
2,365 (1)	Skechers USA, Inc. - Class A	150,934	0.1
1,646 (2)	Tapestry, Inc.	102,513	0.1
11,200	Target Corp.	1,481,872	1.0
1,036	Toll Brothers, Inc.	171,116	0.1
200 (1)	TopBuild Corp.	78,128	0.1
363	Williams-Sonoma, Inc.	62,443	0.0
		14,593,191	10.1
	Consumer Staples: 6.4%
4,028	Albertsons Cos., Inc. - Class A	79,956	0.1
5,607	Archer-Daniels- Midland Co.	306,142	0.2
1,696 (1)	BellRing Brands, Inc.	133,068	0.1
25,989 (1)	BJ’s Wholesale Club Holdings, Inc.	2,502,741	1.7
1,600	Bunge Global SA	143,584	0.1
1,422	Campbell Soup Co.	65,696	0.0
1,188	Casey’s General Stores, Inc.	500,017	0.4
1,006	Church & Dwight Co., Inc.	110,791	0.1
122	Coca-Cola Consolidated, Inc.	159,123	0.1
2,594	Flowers Foods, Inc.	58,676	0.0
888	General Mills, Inc.	58,839	0.0
2,273 (1)	Grocery Outlet Holding Corp.	47,733	0.0
2,011	Ingredion, Inc.	296,301	0.2
1,387	Kellogg Co.	112,749	0.1
5,779	Kroger Co.	352,981	0.2
10,225 (1)	Maplebear, Inc.	446,526	0.3
1,237	Molson Coors Beverage Co. - Class B	76,768	0.1
10,800 (1)	Performance Food Group Co.	952,992	0.7
733 (1)	Post Holdings, Inc.	88,312	0.1
625	Sysco Corp.	48,194	0.0
3,289	Tyson Foods, Inc. - Class A	212,141	0.2
35,570 (1)	US Foods Holding Corp.	2,481,719	1.7
		9,235,049	6.4
	Energy: 4.9%
53,128	Baker Hughes Co.	2,334,976	1.6
1,615	Chesapeake Energy Corp.	159,820	0.1
10,225	Chord Energy Corp.	1,303,892	0.9
67,417	Coterra Energy, Inc.	1,801,382	1.3
29,500	Devon Energy Corp.	1,119,525	0.8
1,205	DT Midstream, Inc.	127,875	0.1
1,721	HF Sinclair Corp.	70,440	0.0
2,529	Kinder Morgan, Inc.	71,495	0.0

See Accompanying Notes to Financial Statements

12

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,085	Williams Cos., Inc.	$122,014	0.1
		7,111,419	4.9
	Financials: 16.2%
954	Affiliated Managers Group, Inc.	178,913	0.1
1,221	Aflac, Inc.	139,194	0.1
12,464	American Financial Group, Inc.	1,830,463	1.3
5,123	Arch Capital Group Ltd.	515,989	0.4
481	Assurant, Inc.	109,235	0.1
1,203	Assured Guaranty Ltd.	112,216	0.1
748	Axis Capital Holdings Ltd.	69,594	0.0
19,122	Bank of New York Mellon Corp.	1,565,518	1.1
1,099	Bank OZK	54,917	0.0
786	Brown & Brown, Inc.	88,897	0.1
1,494	Cboe Global Markets, Inc.	322,480	0.2
2,442	Cincinnati Financial Corp.	390,305	0.3
1,079	Citizens Financial Group, Inc.	51,943	0.0
332	Discover Financial Services	60,567	0.0
781	East West Bancorp, Inc.	85,660	0.1
544	Evercore, Inc. - Class A	167,498	0.1
834	Everest Re Group Ltd.	323,225	0.2
182	FactSet Research Systems, Inc.	89,302	0.1
28,717	Fidelity National Financial, Inc.	1,820,371	1.3
1,321	Fifth Third Bancorp	63,487	0.0
92	First Citizens BancShares, Inc. - Class A	211,140	0.1
7,709	Global Payments, Inc.	917,063	0.6
1,665	Globe Life, Inc.	185,215	0.1
18,782	Hartford Financial Services Group, Inc.	2,316,008	1.6
903	Houlihan Lokey, Inc.	170,748	0.1
82,698	Huntington Bancshares, Inc.	1,489,391	1.0
538	Interactive Brokers Group, Inc. - Class A	102,806	0.1
2,661	Janus Henderson Group PLC	120,490	0.1
1,550	Loews Corp.	134,431	0.1
458	M&T Bank Corp.	100,755	0.1
133 (1)	Markel Corp.	237,128	0.2
8,717	MGIC Investment Corp.	228,908	0.2
818	Nasdaq, Inc.	67,886	0.0
43,900	Old Republic International Corp.	1,710,783	1.2
424	Primerica, Inc.	128,366	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
19,400	Prosperity Bancshares, Inc.	$1,624,362	1.1
371	Prudential Financial, Inc.	48,011	0.0
2,372	Regions Financial Corp.	64,661	0.0
384	Reinsurance Group of America, Inc.	87,706	0.1
1,680	RenaissanceRe Holdings Ltd.	480,732	0.3
3,585	Rithm Capital Corp.	40,331	0.0
529	RLI Corp.	93,051	0.1
1,493	SEI Investments Co.	123,367	0.1
4,763	Synchrony Financial	321,598	0.2
10,991	T. Rowe Price Group, Inc.	1,361,125	0.9
522	Tradeweb Markets, Inc. - Class A	70,731	0.1
1,220	Unum Group	93,818	0.1
3,555	W.R. Berkley Corp.	229,475	0.2
7,944	Willis Towers Watson PLC	2,557,968	1.8
		23,357,828	16.2
	Health Care: 6.8%
8,870	Agilent Technologies, Inc.	1,223,794	0.9
2,067	Cardinal Health, Inc.	252,670	0.2
5,200 (1)	Centene Corp.	312,000	0.2
94	Chemed Corp.	53,805	0.0
15,950 (1)	Cooper Cos., Inc.	1,666,137	1.2
1,318	Encompass Health Corp.	135,675	0.1
1,484	GE HealthCare Technologies, Inc.	123,498	0.1
17,750 (1)	Hologic, Inc.	1,411,125	1.0
868	Humana, Inc.	257,258	0.2
4,300 (1)	ICON PLC	904,075	0.6
432 (1)	Jazz Pharmaceuticals PLC	52,527	0.0
568	Labcorp Holdings, Inc.	136,979	0.1
39 (1)	Mettler-Toledo International, Inc.	48,797	0.0
277 (1)	Molina Healthcare, Inc.	82,518	0.1
1,849	Organon & Co.	29,344	0.0
13,692	Quest Diagnostics, Inc.	2,227,141	1.5
3,170 (1)	Solventum Corp.	226,687	0.2
205	STERIS PLC	44,907	0.0
695 (1)	United Therapeutics Corp.	257,490	0.2
679	Universal Health Services, Inc. - Class B	139,195	0.1
11,511	Viatris, Inc.	150,679	0.1
		9,736,301	6.8
	Industrials: 20.0%
2,294	A.O. Smith Corp.	170,880	0.1
661	Acuity Brands, Inc.	211,976	0.1
788	AECOM	92,172	0.1
12,200	AGCO Corp.	1,234,762	0.9

See Accompanying Notes to Financial Statements

13

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
690	Allegion PLC	$97,180	0.1
3,741	Allison Transmission Holdings, Inc.	443,309	0.3
1,433 (1)	Amentum Holdings, Inc.	34,894	0.0
343	AMETEK, Inc.	66,672	0.0
517	Armstrong World Industries, Inc.	82,632	0.1
432 (1)	Builders FirstSource, Inc.	80,555	0.1
717	BWX Technologies, Inc.	93,819	0.1
233 (1)	CACI International, Inc. - Class A	107,152	0.1
388	Carlisle Cos., Inc.	177,200	0.1
13,500	Carrier Global Corp.	1,044,495	0.7
275 (1)	Clean Harbors, Inc.	71,525	0.1
1,854 (1)	Core & Main, Inc. - Class A	90,012	0.1
733	Crane Co.	133,465	0.1
1,080	Cummins, Inc.	405,043	0.3
448	Curtiss-Wright Corp.	167,386	0.1
2,734	Delta Air Lines, Inc.	174,484	0.1
1,829	Donaldson Co., Inc.	142,753	0.1
584	Dover Corp.	120,246	0.1
456	EMCOR Group, Inc.	232,615	0.2
597	Esab Corp.	77,061	0.1
831 (1)	Everus Construction Group, Inc.	52,901	0.0
747	Expeditors International of Washington, Inc.	90,865	0.1
1,881	Ferguson Enterprises, Inc.	406,164	0.3
1,498	Flowserve Corp.	91,408	0.1
957	Fortive Corp.	75,919	0.1
735	Fortune Brands Innovations, Inc.	57,551	0.0
7,293 (1)	FTI Consulting, Inc.	1,476,978	1.0
2,812 (1)	Gates Industrial Corp. PLC	62,314	0.0
36,225	Genpact Ltd.	1,672,146	1.2
824	Graco, Inc.	75,050	0.1
638	Howmet Aerospace, Inc.	75,526	0.1
1,363	Hubbell, Inc.	627,103	0.4
841	Huntington Ingalls Industries, Inc.	166,451	0.1
338	IDEX Corp.	77,953	0.1
1,064	Ingersoll Rand, Inc.	110,837	0.1
1,392	ITT, Inc.	217,319	0.2
1,433	Jacobs Solutions, Inc.	202,383	0.1
8,748	JB Hunt Transport Services, Inc.	1,654,334	1.1
778 (1)	Kirby Corp.	98,425	0.1
26,800	Knight-Swift Transportation Holdings, Inc.	1,590,848	1.1
187	L3Harris Technologies, Inc.	46,049	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,460	Landstar System, Inc.	$1,201,043	0.8
7,796	Leidos Holdings, Inc.	1,289,458	0.9
4,782	Lincoln Electric Holdings, Inc.	1,044,771	0.7
9,166	ManpowerGroup, Inc.	590,015	0.4
3,261	Masco Corp.	262,706	0.2
368 (1)	MasTec, Inc.	53,014	0.0
3,323	MDU Resources Group, Inc.	66,593	0.0
11,075 (1)	Middleby Corp.	1,588,044	1.1
695	MSC Industrial Direct Co., Inc. - Class A	59,687	0.0
172	Nordson Corp.	44,890	0.0
798	nVent Electric PLC	62,491	0.0
1,658	Oshkosh Corp.	188,365	0.1
958	Otis Worldwide Corp.	98,655	0.1
1,697	Owens Corning	348,937	0.2
704 (1)	Parsons Corp.	67,521	0.0
1,363	Pentair PLC	148,553	0.1
269	Quanta Services, Inc.	92,676	0.1
6,900	Regal Rexnord Corp.	1,191,699	0.8
3,200	Republic Services, Inc.	698,560	0.5
1,365	Robert Half International, Inc.	101,843	0.1
353	Rockwell Automation, Inc.	104,184	0.1
943	Ryder System, Inc.	159,216	0.1
831	Science Applications International Corp.	103,252	0.1
819	Simpson Manufacturing Co., Inc.	154,300	0.1
896	Snap-on, Inc.	331,242	0.2
4,044	Southwest Airlines Co.	130,864	0.1
1,212	Tetra Tech, Inc.	50,310	0.0
19,903	Textron, Inc.	1,704,294	1.2
10,275	TransUnion	1,042,913	0.7
126	United Rentals, Inc.	109,116	0.1
3,970	Vestis Corp.	63,838	0.0
311	Watsco, Inc.	171,548	0.1
662	Westinghouse Air Brake Technologies Corp.	132,810	0.1
350	Woodward, Inc.	63,112	0.0
6,450	Xylem, Inc.	817,537	0.6
		28,818,869	20.0
	Information Technology: 8.3%
13,728 (1)	Akamai Technologies, Inc.	1,290,707	0.9
706	Amdocs Ltd.	61,224	0.0
176	CDW Corp.	30,964	0.0
1,015 (1)	Ciena Corp.	70,766	0.1
610 (1)	Cirrus Logic, Inc.	63,714	0.0
2,133	Cognizant Technology Solutions Corp. - Class A	171,685	0.1
3,581 (1)	Dropbox, Inc. - Class A	99,050	0.1
503 (1)	Euronet Worldwide, Inc.	52,880	0.0
688 (1)	F5, Inc.	172,241	0.1

See Accompanying Notes to Financial Statements

14

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,800 (1)	Flex Ltd.	$771,606	0.5
3,665	Gen Digital, Inc.	113,065	0.1
6,225 (1)	Globant SA	1,417,806	1.0
5,342	Hewlett Packard Enterprise Co.	113,357	0.1
1,513	HP, Inc.	53,606	0.0
1,785	Jabil, Inc.	242,457	0.2
412	Jack Henry & Associates, Inc.	72,586	0.1
1,284	Juniper Networks, Inc.	46,121	0.0
1,039 (1)	Keysight Technologies, Inc.	177,503	0.1
412	Microchip Technology, Inc.	28,086	0.0
11,000	MKS Instruments, Inc.	1,250,040	0.9
1,675	Motorola Solutions, Inc.	836,997	0.6
734	NetApp, Inc.	90,018	0.1
16,400 (1)	ON Semiconductor Corp.	1,166,368	0.8
614	Paychex, Inc.	89,810	0.1
482 (1)	Qorvo, Inc.	33,282	0.0
1,339	Skyworks Solutions, Inc.	117,283	0.1
797	TD SYNNEX Corp.	94,835	0.1
114 (1)	Teledyne Technologies, Inc.	55,320	0.0
21,050 (1)	Trimble, Inc.	1,536,019	1.1
1,710	Vontier Corp.	67,135	0.0
13,045	Western Union Co.	143,625	0.1
3,400 (1)	Zebra Technologies Corp. - Class A	1,383,800	1.0
		11,913,956	8.3
	Materials: 12.3%
8,448	Amcor PLC	89,887	0.1
8,566	AptarGroup, Inc.	1,481,575	1.0
5,157	Avery Dennison Corp.	1,062,084	0.7
40,500 (1)	Axalta Coating Systems Ltd.	1,638,630	1.1
1,096	Ball Corp.	68,127	0.0
703	Berry Global Group, Inc.	50,834	0.0
1,119	Celanese Corp.	81,922	0.1
16,930	CF Industries Holdings, Inc.	1,517,944	1.1
24,520	Crown Holdings, Inc.	2,258,047	1.6
1,215	Dow, Inc.	53,715	0.0
994	DuPont de Nemours, Inc.	83,088	0.1
182	Eagle Materials, Inc.	56,223	0.0
1,195	Eastman Chemical Co.	125,140	0.1
13,800	Franco-Nevada Corp.	1,692,156	1.2
2,839	Graphic Packaging Holding Co.	85,425	0.1
3,655 (2)	International Paper Co.	215,024	0.1
766	LyondellBasell Industries NV - Class A	63,838	0.0
177	Martin Marietta Materials, Inc.	106,200	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
325	NewMarket Corp.	$173,407	0.1
1,378	Nucor Corp.	213,163	0.1
7,701	Packaging Corp. of America	1,916,394	1.3
356	PPG Industries, Inc.	44,276	0.0
759	Reliance Steel & Aluminum Co.	243,821	0.2
445	Royal Gold, Inc.	65,086	0.0
12,070	RPM International, Inc.	1,675,075	1.2
19,800	Smurfit WestRock PLC	1,089,396	0.8
899	Sonoco Products Co.	46,640	0.0
1,602	Steel Dynamics, Inc.	232,723	0.2
251	Vulcan Materials Co.	72,321	0.1
10,100	Westlake Corp.	1,296,840	0.9
		17,799,001	12.3
	Real Estate: 7.7%
8,550	Alexandria Real Estate Equities, Inc.	942,466	0.7
273	AvalonBay Communities, Inc.	64,250	0.1
14,900	Camden Property Trust	1,874,420	1.3
1,156 (1)	CBRE Group, Inc. - Class A	161,828	0.1
1,553	CubeSmart	76,967	0.1
16,400	Equity LifeStyle Properties, Inc.	1,169,812	0.8
716	Equity Residential	54,889	0.0
173	Essex Property Trust, Inc.	53,710	0.0
261	Extra Space Storage, Inc.	44,621	0.0
6,428	Host Hotels & Resorts, Inc.	118,404	0.1
13,965	Lamar Advertising Co. - Class A	1,871,589	1.3
12,000	Lineage, Inc.	761,040	0.5
48,944	National Retail Properties, Inc.	2,152,557	1.5
6,800	SBA Communications Corp.	1,538,500	1.1
256	Simon Property Group, Inc.	47,002	0.0
1,966	VICI Properties, Inc.	64,111	0.1
1,505	Weyerhaeuser Co.	48,551	0.0
702	WP Carey, Inc.	40,056	0.0
		11,084,773	7.7
	Utilities: 5.4%
2,635	AES Corp.	34,360	0.0
41,579	Alliant Energy Corp.	2,627,793	1.8
652	Ameren Corp.	61,542	0.0
10,450	American Water Works Co., Inc.	1,431,023	1.0
1,350	Atmos Energy Corp.	204,282	0.1
3,693	CenterPoint Energy, Inc.	120,466	0.1
1,537	CMS Energy Corp.	107,144	0.1
1,047	Consolidated Edison, Inc.	105,318	0.1

See Accompanying Notes to Financial Statements

15

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
573	DTE Energy Co.	$72,072	0.0
1,351	Edison International	118,550	0.1
1,898	Entergy Corp.	296,411	0.2
1,305	Evergy, Inc.	84,342	0.1
1,969	Exelon Corp.	77,894	0.1
1,680	FirstEnergy Corp.	71,484	0.0
2,102	National Fuel Gas Co.	134,465	0.1
3,601	NiSource, Inc.	137,162	0.1
1,118	NRG Energy, Inc.	113,600	0.1
2,333	OGE Energy Corp.	102,559	0.1
742	Pinnacle West Capital Corp.	69,525	0.0
3,266	PPL Corp.	114,081	0.1
2,349	Public Service Enterprise Group, Inc.	221,511	0.1
801	WEC Energy Group, Inc.	80,941	0.1
19,116	Xcel Energy, Inc.	1,387,057	1.0
		7,773,582	5.4
	Total Common Stock (Cost $123,730,811)	142,388,254	98.8
EXCHANGE-TRADED FUNDS: 0.3%
3,672	iShares Russell Mid-Cap ETF	350,566	0.3

	Total Exchange-Traded Funds (Cost $341,281)	350,566	0.3

	Total Long-Term Investments (Cost $124,072,092)	142,738,820	99.1

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.2%
295,081 (3)	RBC Dominion Securities, Inc., Repurchase Agreement dated 11/29/2024, 4.590%, due 12/02/2024 (Repurchase Amount $295,192, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $300,983, due 12/05/24-11/15/54)	295,081	0.2
	Total Repurchase Agreements (Cost $295,081)	295,081	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,548,296 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.530% (Cost $1,548,296)	$1,548,296	1.1
	Total Short-Term Investments (Cost $1,843,377)	$1,843,377	1.3

	Total Investments in Securities (Cost $125,915,469)	$144,582,197	100.4

	Liabilities in Excess of Other Assets	(512,007)	(0.4)

	Net Assets	$144,070,190	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2024.

See Accompanying Notes to Financial Statements

16

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$142,388,254	$—	$—	$142,388,254
Exchange-Traded Funds	350,566	—	—	350,566
Short-Term Investments	1,548,296	295,081	—	1,843,377
Total Investments, at fair value	$144,287,116	$295,081	$—	$144,582,197

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$41,398	$—	$(40,150)	$(1,248)	$—	$—	$(1,303)	$—
	$41,398	$—	$(40,150)	$(1,248)	$—	$—	$(1,303)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $126,011,122.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,205,336
Gross Unrealized Depreciation	(3,634,261)
Net Unrealized Appreciation	$18,571,075

See Accompanying Notes to Financial Statements

17

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series MCV Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC and Victory Capital Management Inc. (“Victory”), the respective sub-advisers to the Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Advisers.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. With respect to the Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contract or the Sub-Advisory Contract between the Manager and Voya Investment Management Co. LLC. The Board also considered that, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or Sub-Advisers could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees payable by the Manager to Victory, the Board considered that breakpoints would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya affiliated Sub-Adviser with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for the Fund. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fee schedules are reasonable for the

19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

services that the Manager and Sub-Advisers perform, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Advisers related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Advisers. The Board also considered the profitability of the Manager and its affiliated Sub-Advisers attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution expenses incurred by, the Manager. The Board did not request profitability data from The Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period and the third quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for the year-to-date period and underperformed for the one-year period. In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023 and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

221173 (1124)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $75,114 was paid by the series of the Trust during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: February 10, 2025